AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 31, 2007


                                           REGISTRATION STATEMENT NO. 333-101815
                                                                       811-21267
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    ---------

                                    FORM N-4
                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 10


                                       AND

                             REGISTRATION STATEMENT
                    UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 10


         METLIFE OF CT SEPARATE ACCOUNT FOURTEEN FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
                               (Name of Depositor)

                   ONE CITYPLACE, HARTFORD, CONNECTICUT 06199
              (Address of Depositor's Principal Executive Offices)
        Depositor's Telephone Number, including area code: (860) 308-1000

                              MARIE C. SWIFT, ESQ.
                       METROPOLITAN LIFE INSURANCE COMPANY
                               501 BOYLSTON STREET
                                BOSTON, MA 02116
                  (Name and Address of Agent Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


[X] on November 12, 2007 pursuant to paragraph (b) of Rule 485.


[ ]            days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on            pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Variable Annuity Contracts



     This registration statement incorporates herein by reference the Statement of Additional Information ("SAI") dated April 30, 2007 included in Post-Effective Amendment No. 9 to the registration statement on Form N-4 (File Nos. 333-101815/811-21267) filed on April 9, 2007 pursuant to paragraph (b) of Rule 485.




     This registration statement also incorporates by reference the Prospectuses dated April 30, 2007 (Pioneer AnnuiStar, Portfolio Architect II and Pioneer AnnuiStar Value) as filed on May 3, 2007 pursuant to Rule 497 (File Nos. 333-101815/811-21267).



     This registration statement also incorporates by reference the supplement dated June 29, 2007 to the Prospectuses dated April 30, 2007 (Pioneer AnnuiStar, Portfolio Architect II and Pioneer AnnuiStar Value) as filed on June 29, 2007 pursuant to Rule 497 (File Nos. 333-101815/811-21267).



     This registration statement also incorporates by reference the supplement dated August 6, 2007 to the Prospectuses dated April 30, 2007 (Pioneer AnnuiStar and Pioneer AnnuiStar Value) as filed on August 6, 2007 pursuant to Rule 497 (File Nos. 333-101815/811-21267).



     This registration statement also incorporates by reference the 403(b) supplement dated October 19, 2007 to the Prospectuses dated April 30, 2007 (Pioneer AnnuiStar, Portfolio Architect II and Pioneer AnnuiStar Value) as filed on October 19, 2007 pursuant to Rule 497 (File Nos. 333-101815/811-21267).


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                    ----------------------------------------
           MetLife of CT Separate Account Nine for Variable Annuities
          MetLife of CT Separate Account Eleven for Variable Annuities
         MetLife of CT Separate Account Thirteen for Variable Annuities


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
                 -----------------------------------------------
            MetLife of CT Separate Account Ten for Variable Annuities
          MetLife of CT Separate Account Twelve for Variable Annuities
         MetLife of CT Separate Account Fourteen for Variable Annuities


                                PIONEER ANNUISTAR
                             PIONEER ANNUISTAR FLEX
                             PIONEER ANNUISTAR PLUS
                             PIONEER ANNUISTAR VALUE


                       Supplement dated November 12, 2007
                                     to the
                        Prospectuses dated April 30, 2007


The following information supplements, and to the extent inconsistent therewith, replaces the information in the Variable Annuity Prospectuses listed above. Please retain this supplement and keep it with the Prospectus for future reference.

1. VARIABLE FUNDING OPTION MERGERS

Effective November 12, 2007, the existing Underlying Funds listed below (the "Existing Funds"), each a portfolio of Pioneer Variable Contracts Trust, were consolidated by merger (the "Merger") into certain acquiring Underlying Funds indicated below (the "Acquiring Funds"). Upon the Merger, the Acquiring Funds, which were also portfolios of Pioneer Variable Contracts Trust, became available funding options in your Prospectus. (Please note that Pioneer Bond VCT Portfolio, an acquiring Underlying Fund, was added as a new Variable Funding Option in your Prospectus.)

The assets in the Existing Funds were transferred into the indicated Acquiring Funds below. The aggregate value of your investment in the Existing Funds did not change as a result of the Merger. Any future allocations that may be directed towards the Existing Funds, including allocations made under automated investment strategies such as Dollar Cost Averaging or Automatic Rebalancing, will be allocated instead to the corresponding Acquiring Funds. References in the Prospectuses to the Existing Funds shall be deemed to refer to the corresponding Acquiring Funds, including, where applicable, references to the investment option restrictions in the GMWB for Life and GMAB rider subsections within the "Living Benefits" section of the Prospectuses.

The Variable Funding Option mergers were as follows:

-------------------------------------------------------------------------------------------------------

                 EXISTING FUNDS                                                 ACQUIRING FUNDS

-------------------------------------------------------------------------------------------------------
Pioneer America Income VCT Portfolio - Class II                  Pioneer Bond VCT Portfolio - Class II

-------------------------------------------------------------------------------------------------------

Pioneer Value VCT Portfolio - Class II                           Pioneer Fund VCT Portfolio - Class II

-------------------------------------------------------------------------------------------------------


The following information supplements, and to the extent inconsistent therewith, replaces the same information that appears in the table in the "Underlying Fund Fees and Expenses" section of the Prospectuses for the corresponding Existing
Fund:

------------------------------------------------------------------------------------------------------------------------------------

                                                 DISTRIBUTION                                          CONTRACTUAL FEE    NET TOTAL
                                                 AND/OR                              TOTAL ANNUAL      WAIVER AND/OR      ANNUAL
        UNDERLYING FUND            MANAGEMENT    SERVICE(12B-1)       OTHER          OPERATING         EXPENSE            OPERATING
                                   FEE           FEES                 EXPENSES       EXPENSES          REIMBURSEMENT      EXPENSES

------------------------------------------------------------------------------------------------------------------------------------

PIONEER VARIABLE CONTRACTS
   TRUST - CLASS II

------------------------------------------------------------------------------------------------------------------------------------

   Pioneer Bond VCT Portfolio      0.50%         0.25%                0.30%          1.05%             0.18%**            0.87%**

------------------------------------------------------------------------------------------------------------------------------------

** The expenses in the above table are estimated based on Pioneer Bond VCT Portfolio Class I expenses for the year ended December 31, 2006. The Net Total Annual Operating Expenses and the Contractual Fee Waiver and/or Expense Reimbursement reflect the contractual expense limitation in effect through May 1, 2008 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other expenses to the extent required to reduce Class I expenses to 0.62% of the average daily net assets attributable to Class I shares. Class II shares expenses will be reduced only to the extent Portfolio-wide expenses are reduced for Class I shares.

The following information supplements, and to the extent inconsistent therewith, replaces the same information that appears under the "The Variable Funding Options" section of the Prospectuses for the corresponding Existing Fund:


------------------------------------------------------------------------------------------------------------------------------------

   FUNDING OPTION                          INVESTMENT OBJECTIVE                         INVESTMENT ADVISER/SUBADVISER

------------------------------------------------------------------------------------------------------------------------------------

PIONEER VARIABLE
 CONTRACTS TRUST

------------------------------------------------------------------------------------------------------------------------------------

   Pioneer Bond VCT             Seeks to provide current income from an             Pioneer Investment Management, Inc.
      Portfolio                 investment grade portfolio with due regard
                                to preservation of capital and prudent
                                investment risk.

------------------------------------------------------------------------------------------------------------------------------------

Certain documents or information you may receive about your Contract may continue to reflect the Existing Fund names until such time as updates are made.

MORE INFORMATION ABOUT THE VARIABLE FUNDING OPTIONS IS CONTAINED IN THE UNDERLYING FUND PROSPECTUSES, AS SUPPLEMENTED. CURRENT PROSPECTUSES FOR THE UNDERLYING FUNDS CAN BE OBTAINED BY CALLING 1-866-547-3793.

2. VARIABLE FUNDING OPTION LIQUIDATION

Pioneer Small and Mid Cap Growth VCT Portfolio and Pioneer Equity Opportunity VCT Portfolio (the "Portfolios") were liquidated effective November 12, 2007. The Portfolios were funding options in the prospectuses listed above. The Trustees of Pioneer Variable Contracts Trust had authorized the liquidation of the Portfolios. Unless you provided us with reallocation instructions, any Contract Value you had remaining in the Portfolios on the date of the liquidation was automatically transferred to the BlackRock Money Market Portfolio of the Metropolitan Series Fund, Inc. Similarly, if you had selected the Portfolios as part of the Dollar Cost Averaging, Automatic Rebalancing or Systematic Withdrawal programs, and you did not provide us with instructions to redirect those allocations to one or more of the available funding options, any future allocations that may be directed towards (or, in the case of Systematic Withdrawals, from) the liquidated Portfolios as a result of these programs will instead be made to or from the BlackRock Money Market Portfolio of the Metropolitan Series Fund, Inc.

3. VARIABLE FUNDING OPTION NAME CHANGE

Effective November 12, 2007, the name of the Pioneer Growth Shares VCT Portfolio of the Pioneer Variable Contracts Trust was changed to the Pioneer Independence VCT Portfolio of the Pioneer Variable Contracts Trust. There was no change in the Portfolio's investment objective or investment adviser as a result of the name change. Our forms and communications with you may temporarily continue to refer to the Portfolio by its previous name until we are able to revise such documents.

                METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
                                 (THE "COMPANY")

         METLIFE OF CT SEPARATE ACCOUNT FOURTEEN FOR VARIABLE ANNUITIES

                    SUPPLEMENT DATED NOVEMBER 12, 2007 TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2007

This supplements the information contained in the Statement of Additional Information ("SAI") for the variable annuity contracts in the insurance company separate account listed above.

FINANCIAL STATEMENTS

The attached financial statements of the Company and financial statements of the Separate Account replace, in their entirety, the financial statements of the Company and the financial statements of the Separate Account set forth in the SAI. The financial statements of the Company and the financial statements of the Separate Account should be considered only as bearing upon their ability to meet their obligations under the Contracts.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of MetLife Life and Annuity Company of Connecticut:

     We have audited the accompanying consolidated balance sheets of MetLife Life and Annuity Company of Connecticut and its subsidiary (the "Company") (formerly known as "The Travelers Life and Annuity Company") as of December 31, 2006 and 2005 (SUCCESSOR), and the related consolidated statements of income, stockholder's equity, and cash flows for the year ended December 31, 2006 (SUCCESSOR) and the six months ended December 31, 2005 (SUCCESSOR) and June 30, 2005 (PREDECESSOR). Our audits also included the financial statement schedules as of December 31, 2006 and 2005 (SUCCESSOR), and for the year ended December 31, 2006 (SUCCESSOR) and the six months ended December 31, 2005 (SUCCESSOR) and June 30, 2005 (PREDECESSOR), listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits. The consolidated financial statements and financial statement schedules of the Company for the year ended December 31, 2004 (PREDECESSOR) were audited by other auditors whose report, dated March 28, 2005, expressed an unqualified opinion.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Life and Annuity Company of Connecticut and its subsidiary as of December 31, 2006 and 2005 (SUCCESSOR), and the results of their operations and their cash flows for the year ended December 31, 2006 (SUCCESSOR) and the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR), in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

     As described in Note 2 to the consolidated financial statements, the Company was acquired by MetLife, Inc. on July 1, 2005. As required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin Topic 5-J, Push Down Basis of Accounting Required in Certain Limited Circumstances, the purchase method of accounting was applied to the assets and liabilities of the Company, and such assets and liabilities were measured at their fair values as of the acquisition date in conformity with Statement of Financial Accounting Standards No. 141, Business Combinations. The accompanying consolidated financial statements for periods subsequent and prior to the acquisition date are labeled "SUCCESSOR" and "PREDECESSOR," respectively.

/s/ DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

New York, New York
March 6, 2007
(October 30, 2007 as to Note 15)

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
MetLife Life and Annuity Company of Connecticut:

     We have audited the accompanying statements of income, stockholder's equity, and cash flows of MetLife Life and Annuity Company of Connecticut (formerly, The Travelers Life and Annuity Company) for the year ended December 31, 2004 (PREDECESSOR). These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

     We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the results of the operations, stockholder's equity and cash flows of MetLife Life and Annuity Company of Connecticut for the year ended December 31, 2004 in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
KPMG LLP
Hartford, Connecticut
March 28, 2005

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
MetLife Life and Annuity Company of Connecticut:

     Under date of March 28, 2005, we reported on the statements of income, stockholder's equity and cash flows of MetLife Life and Annuity Company of Connecticut (formerly, The Travelers Life and Annuity Company) for the year ended December 31, 2004 (PREDECESSOR) , which are included in the Form 10-K. In connection with our audit of the aforementioned financial statements, we also audited the related financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audit.

     In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP
KPMG LLP
Hartford, Connecticut
March 28, 2005

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2006 AND 2005

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                      SUCCESSOR
                                                                  -----------------
                                                                    2006      2005
                                                                  -------   -------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $5,967 and $6,158,
     respectively)..............................................  $ 5,889   $ 6,055
  Equity securities available-for-sale, at estimated fair value
     (cost: $56 and $4, respectively)...........................       57         4
  Mortgage loans on real estate.................................      295       258
  Policy loans..................................................       55        37
  Real estate joint ventures held-for-investment................        2        --
  Other limited partnership interests...........................       68        73
  Short-term investments........................................       95        57
  Other invested assets.........................................      341       333
                                                                  -------   -------
     Total investments..........................................    6,802     6,817
Cash and cash equivalents.......................................      230       233
Accrued investment income.......................................       68        69
Premiums and other receivables..................................      289       201
Deferred policy acquisition costs and value of business
  acquired......................................................    1,712     1,777
Current income tax recoverable..................................       19        20
Deferred income tax assets......................................        8        90
Goodwill........................................................      239       243
Other assets....................................................       25        22
Separate account assets.........................................   12,246    12,179
                                                                  -------   -------
     Total assets...............................................  $21,638   $21,651
                                                                  =======   =======

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Future policy benefits........................................  $ 1,782   $ 1,740
  Policyholder account balances.................................    5,377     5,688
  Other policyholder funds......................................       79        68
  Payables for collateral under derivative transactions.........      102       108
  Other liabilities.............................................      119       132
  Separate account liabilities..................................   12,246    12,179
                                                                  -------   -------
     Total liabilities..........................................   19,705    19,915
                                                                  -------   -------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 10)
Stockholder's Equity:
  Common stock, par value $100 per share; 100,000 shares
     authorized, 30,000 shares issued and outstanding...........        3         3
  Additional paid-in capital....................................    1,730     1,725
  Retained earnings.............................................      230        50
  Accumulated other comprehensive income (loss).................      (30)      (42)
                                                                  -------   -------
     Total stockholder's equity.................................    1,933     1,736
                                                                  -------   -------
     Total liabilities and stockholder's equity.................  $21,638   $21,651
                                                                  =======   =======




          See accompanying notes to consolidated financial statements.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                        CONSOLIDATED STATEMENTS OF INCOME
                    FOR THE YEAR ENDED DECEMBER 31, 2006 AND
            THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                      AND THE YEAR ENDED DECEMBER 31, 2004

                                  (IN MILLIONS)

                                                SUCCESSOR                        PREDECESSOR
                                     -------------------------------   -------------------------------
                                      YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                     DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                     ------------   ----------------   ----------------   ------------
                                         2006             2005               2005             2004
                                     ------------   ----------------   ----------------   ------------
REVENUES
Premiums...........................      $ 43             $ 17               $ 20             $ 40
Universal life and investment-type
  product policy fees..............       483              233                221              371
Net investment income..............       361              167                223              389
Other revenues.....................        27               11                 12               19
Net investment gains (losses)......       (83)             (35)                (6)              17
                                         ----             ----               ----             ----
  Total revenues...................       831              393                470              836
                                         ----             ----               ----             ----
EXPENSES
Policyholder benefits and claims...       117               90                 49               85
Interest credited to policyholder
  account balances.................       154               76                126              241
Other expenses.....................       306              165                184              303
                                         ----             ----               ----             ----
  Total expenses...................       577              331                359              629
                                         ----             ----               ----             ----
Income before provision for income
  tax..............................       254               62                111              207
Provision for income tax...........        74               12                 35               49
                                         ----             ----               ----             ----
Net income.........................      $180             $ 50               $ 76             $158
                                         ====             ====               ====             ====




          See accompanying notes to consolidated financial statements.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
                    FOR THE YEAR ENDED DECEMBER 31, 2006 AND
            THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                      AND THE YEAR ENDED DECEMBER 31, 2004

                                  (IN MILLIONS)


                                                                          ACCUMULATED OTHER
                                                                            COMPREHENSIVE
                                                                            INCOME (LOSS)
                                                                          -----------------
                                                  ADDITIONAL                NET UNREALIZED
                                         COMMON     PAID-IN    RETAINED       INVESTMENT
                                          STOCK     CAPITAL    EARNINGS     GAINS (LOSSES)     TOTAL
                                         ------   ----------   --------   -----------------   ------
BALANCE AT JANUARY 1, 2004
  (PREDECESSOR)........................    $3       $  417       $ 764          $ 215         $1,399
Capital contributed by parent..........                400                                       400
Comprehensive income (loss):
  Net income...........................                            158                           158
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax......................                                            (5)            (5)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax..................                                             9              9
                                                                                              ------
     Other comprehensive income
       (loss)..........................                                                            4
                                                                                              ------
  Comprehensive income (loss)..........                                                          162
                                           --       ------       -----          -----         ------
BALANCE AT DECEMBER 31, 2004
  (PREDECESSOR)........................     3          817         922            219          1,961
Comprehensive income (loss):
  Net income...........................                             76                            76
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax......................                                            (2)            (2)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax..................                                            (5)            (5)
                                                                                              ------
     Other comprehensive income
       (loss)..........................                                                           (7)
                                                                                              ------
  Comprehensive income (loss)..........                                                           69
Assumption of liabilities by parent....                  4                                         4
                                           --       ------       -----          -----         ------
BALANCE AT JUNE 30, 2005
  (PREDECESSOR)........................     3          821         998            212          2,034
Effect of push down accounting of
  MetLife, Inc.'s purchase price on
  MetLife Life and Annuity Company of
  Connecticut's net assets acquired
  (see Note 2).........................              1,112        (998)          (212)           (98)
                                           --       ------       -----          -----         ------
BALANCE AT JULY 1, 2005 (SUCCESSOR)....     3        1,933          --             --          1,936
Comprehensive income (loss):
  Revisions of purchase price pushed
     down to MetLife Life and Annuity
     Company of Connecticut's net
     assets acquired (See Note 2)......               (208)                                     (208)
  Net income...........................                             50                            50
  Other comprehensive income (loss):
     Unrealized investment gains
       (losses), net of related offsets
       and income tax..................                                           (42)           (42)
                                                                                              ------
     Other comprehensive income
       (loss)..........................                                                          (42)
                                                                                              ------
  Comprehensive income (loss)..........                                                            8
                                           --       ------       -----          -----         ------
BALANCE AT DECEMBER 31, 2005
  (SUCCESSOR)..........................     3        1,725          50            (42)         1,736
Revisions of purchase price pushed down
  to MetLife Life and Annuity Company
  of Connecticut's net assets acquired
  (See Note 2).........................                  5                                         5
Comprehensive income (loss):
  Net income...........................                            180                           180
  Other comprehensive income (loss):
     Unrealized investment gains
       (losses), net of related offsets
       and income tax..................                                            12             12
                                                                                              ------
     Other comprehensive income
       (loss)..........................                                                           12
                                                                                              ------
  Comprehensive income (loss)..........                                                          192
                                           --       ------       -----          -----         ------
BALANCE AT DECEMBER 31, 2006
  (SUCCESSOR)..........................    $3       $1,730       $ 230          $ (30)        $1,933
                                           ==       ======       =====          =====         ======




          See accompanying notes to consolidated financial statements.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                    FOR THE YEAR ENDED DECEMBER 31, 2006 AND
            THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                      AND THE YEAR ENDED DECEMBER 31, 2004

                                  (IN MILLIONS)

                                                    SUCCESSOR                        PREDECESSOR
                                         -------------------------------   -------------------------------
                                          YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                         DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ------------   ----------------   ----------------   ------------
                                             2006             2005               2005             2004
                                         ------------   ----------------   ----------------   ------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income.............................     $   180          $    50                  $  76      $   158
Adjustments to reconcile net income to
  net cash provided by operating
  activities:
     Amortization of premiums and
       accretion of discounts
       associated with investments,
       net.............................           1               12                     (8)         (18)
     (Gains) losses from sales of
       investments, net................          83               35                      6          (17)
     Equity earnings of real estate
       joint ventures and other limited
       partnership interests...........          (6)              --                     --           --
     Interest credited to policyholder
       account balances................         154               76                    126          241
     Universal life and investment-type
       product policy fees.............        (483)            (233)                  (221)        (371)
     Change in accrued investment
       income..........................           1               11                     (4)          (7)
     Change in premiums and other
       receivables.....................         (83)             (81)                     2           --
     Change in deferred policy
       acquisition costs, net..........          53              (56)                   (90)        (243)
     Change in insurance-related
       liabilities.....................          17               49                    (15)         (49)
     Change in income tax payable......          74              (25)                  (242)         227
     Change in other assets............         191               90                     49           72
     Change in other liabilities.......         (44)              54                    (75)         (17)
     Other, net........................          (1)              (1)                    34          (21)
                                            -------          -------                  -----      -------
Net cash provided by (used in)
  operating activities.................         137              (19)                  (362)         (45)
                                            -------          -------                  -----      -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities.........       2,935            3,484                    521        1,305
     Equity securities.................           8               30                      8           19
     Mortgage loans on real estate.....          44               37                     18           59
     Real estate and real estate joint
       ventures........................           1               --                     17            9
     Other limited partnership
       interests.......................          24               17                     18           23
  Purchases of:
     Fixed maturity securities.........      (2,863)          (3,557)                  (448)      (2,156)
     Equity securities.................          (8)              --                     (1)         (30)
     Mortgage loans on real estate.....         (81)             (20)                   (75)        (136)
     Real estate and real estate joint
       ventures........................          (2)              --                     --           --
     Other limited partnership
       interests.......................         (17)             (11)                   (41)         (89)
  Net change in policy loans...........         (17)              (2)                    (4)          (5)
  Net change in short-term
     investments.......................         (37)             131                    135         (225)
  Net change in other invested assets..          30               20                     16           43
  Other, net...........................          --               --                      2           (1)
                                            -------          -------                  -----      -------
Net cash (used in) provided by
  investing activities.................          17              129                    166       (1,184)
                                            -------          -------                  -----      -------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits..........................         551              343                    476        1,023
     Withdrawals.......................        (684)            (290)                  (181)        (178)
  Net change in payables for collateral
     under derivative transactions.....          (6)              (2)                   (98)         (16)
  Financing element of certain
     derivative instruments............         (18)             (13)                    --           --
  Capital contribution from parent.....          --               --                     --          400
                                            -------          -------                  -----      -------
Net cash (used in) provided by
  financing activities.................        (157)              38                    197        1,229
                                            -------          -------                  -----      -------
Change in cash and cash equivalents....          (3)             148                      1           --
Cash and cash equivalents, beginning of
  period...............................         233               85                      1            1
                                            -------          -------                  -----      -------
CASH AND CASH EQUIVALENTS, END OF
  PERIOD...............................     $   230          $   233                  $   2      $     1
                                            =======          =======                  =====      =======
Supplemental disclosures of cash flow
  information:
     Income tax paid (received)........     $    --          $    37                  $ 277      $  (179)
                                            =======          =======                  =====      =======
Non-cash transactions during the
  period:
  Assumption of liabilities by MetLife
     Insurance Company of Connecticut..     $    --          $    --                  $   4      $    --
                                            =======          =======                  =====      =======
  Contribution of goodwill from
     MetLife, Inc. ....................     $    (4)         $    --                  $  --      $    --
                                            =======          =======                  =====      =======
See Note 2 for purchase accounting
  adjustments.



          See accompanying notes to consolidated financial statements.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     "MLAC" or the "Company" refers to MetLife Life and Annuity Company of Connecticut (formerly, The Travelers Life and Annuity Company), a Connecticut corporation incorporated in 1973, and its subsidiary. MLAC is a wholly-owned subsidiary of MetLife Insurance Company of Connecticut ("MICC," formerly The Travelers Insurance Company). MICC is a subsidiary of MetLife, Inc. ("MetLife"). The Company's core offerings include universal and variable life insurance, fixed and variable deferred annuities, structured settlements and payout annuities.

     On July 1, 2005 ("Acquisition Date"), the Company became a subsidiary of MetLife. The Company and its parent, including substantially all of Citigroup Inc's ("Citigroup") international insurance businesses, excluding Primerica Life Insurance Company and its subsidiaries ("Primerica") (collectively, "Travelers"), were acquired by MetLife from Citigroup (the "Acquisition") for $12.1 billion. See Note 2 for further information on the Acquisition.

     The Company currently operates as a single segment and, as such, financial results are prepared and reviewed by management as a single operating segment. The Company continually evaluates its operating activities and the method utilized by management to evaluate the performance of such activities and will report on a segment basis when appropriate to do so.

     On February 14, 2006, a Certificate of Amendment was filed with the State of Connecticut Office of the Secretary of the State changing the name of The Travelers Life and Annuity Company to MetLife Life and Annuity Company of Connecticut, effective May 1, 2006.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of
i) the Company and its subsidiary and ii) partnerships and joint ventures in which the Company has control. Assets, liabilities, revenues and expenses of the Company's general account for 2005 and 2004 include amounts related to certain separate accounts previously reported in separate account assets and liabilities. See "Adoption of New Accounting Pronouncements." Intercompany accounts and transactions have been eliminated.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint ventures and partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures and partnership's operations.

     Certain amounts in the prior year periods' consolidated financial statements have been reclassified to conform with the 2006 presentation.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining:

        (i) the fair value of investments in the absence of quoted market values;

       (ii) investment impairments;

      (iii) the recognition of income on certain investments;

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       (iv) the application of the consolidation rules to certain investments;

        (v) fair value of and accounting for derivatives;

       (vi) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of value of business acquired ("VOBA");

      (vii) the measurement of goodwill and related impairment, if any;

     (viii) the liability for future policyholder benefits;

       (ix) accounting for income taxes and the valuation of deferred income tax assets;

        (x) accounting for reinsurance transactions; and

       (xi) the liability for litigation and regulatory matters.

     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. The application of purchase accounting requires the use of estimation techniques in determining the fair value of the assets acquired and liabilities assumed -- the most significant of which relate to the aforementioned critical estimates. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Investments

     The Company's principal investments are in fixed maturity and equity securities, policy loans, mortgage loans on real estate, real estate joint ventures and other limited partnership interests, short-term investments and other invested assets. The accounting policies related to each are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale, and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded as part of net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are obtained from broker-dealer survey values or internal estimates. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


          The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 3);
     (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Mortgage Loans on Real Estate. Mortgage loans on real estate are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or the loan's market value if the loan is being sold. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest, or more than a minor influence over the joint ventures and partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures and the partnership's operations. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and limited partnerships for impairments. For its cost method investments it follows an impairment analysis which is similar to the process followed for its fixed maturity and equity securities as described previously. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an other-than-temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its fair value.

          Prior to the Acquisition, the Company used the equity method of accounting for all real estate joint ventures and other limited partnership interests in which it had an ownership interest but did not control, including those in which it had a minor equity investment or virtually no influence over operations.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates fair value.

          Other Invested Assets. Other invested assets consist primarily of stand-alone derivatives with positive fair values.

          Estimates and Uncertainties. The Company's investments are exposed to three primary sources of risk: credit, interest rate and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the recognition of impairments, the recognition of income on certain investments; and the determination of fair values.

          The determination of the amount of allowances and impairments, as applicable, are described above by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

          The recognition of income on certain investments (e.g. loan-backed securities including mortgage-backed and asset-backed securities, certain investment transactions, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

          The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and
     (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate,

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



     maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

          Additionally, when the Company enters into certain real estate joint ventures and other limited partnerships for which the Company may be deemed to be the primary beneficiary under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of ARB No. 51, it may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

          The use of different methodologies and assumptions as to the timing and amount of impairments, recognition of income and the determination of the fair value of investments may have a material effect on the amounts presented within the consolidated financial statements.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial instruments. To a lesser extent, the Company uses credit derivatives to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. The determination of fair value, when quoted market values are not available, is based on valuation methodologies and assumptions deemed appropriate under the circumstances. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. Such assumptions include estimates of volatility, interest rates, foreign currency exchange rates, other financial indices and credit ratings. Essential to the analysis of the fair value is a risk of counterparty default. The use of different assumptions may have a material effect on the estimated derivative fair value amounts as well as the amount of reported net income.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting pursuant to Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), as amended changes in the fair value of the derivative are reported in net investment gains (losses). The fluctuations in fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either: (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments and measurement of hedge effectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the consolidated financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholders' equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss)

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated under SFAS 133. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at fair value in the consolidated financial statements and that their related changes in fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issue expenses. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC related to internally replaced contracts are generally expensed at the date of replacement.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC and VOBA related to non-participating traditional contracts (term insurance and non-participating whole life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, persistency, and investment returns at policy issuance, or policy acquisition as it relates to VOBA, that include provisions for adverse deviation and are consistent

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple and discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance and traditional annuities. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of future benefit payments and related expenses less the present value of future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. The interest rates for future policy benefit liabilities on non-participating traditional life insurance is 4%.

     Future policy benefit liabilities for individual annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 3% to 6%.

     The Company establishes future policy benefit liabilities for minimum death benefit guarantees relating to certain annuity contracts and secondary guarantees relating to certain life policies as follows:

     - Annuity guaranteed death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



       The assumptions used in estimating the secondary and paid up guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances ("PAB") for guaranteed minimum benefit riders relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefit riders ("GMAB") provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - For both GMWB and GMAB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     - The fair values of the GMWB and GMAB riders are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits (at inception). The changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. These riders may be more costly than expected in volatile or declining markets, causing an increase to liabilities for future policy benefits, negatively affecting net income.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     PABs relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase. PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 0.5% to 12% less expenses, mortality charges, and withdrawals; and (iii) fair value purchase accounting adjustments relating to the Acquisition.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Other Policyholder Funds

     Other policyholder funds include policy and contract claims and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of amounts assessed against PABs for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related PABs.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Other Revenues

     Other revenues include advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Income Taxes

     The Company files a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code").

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred income tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     For U.S. federal income tax purposes, an election in 2005 under Internal Revenue Code Section 338 was made by the Company's ultimate parent, MetLife. As a result of this election, the tax basis in the acquired assets and

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



liabilities was adjusted as of the acquisition date and the related deferred income tax asset established for the taxable difference from the book basis.

     The realization of deferred income tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

     (i) future taxable income exclusive of reversing temporary differences and carryforwards;

     (ii)  future reversals of existing taxable temporary differences;

     (iii) taxable income in prior carryback years; and

     (iv)  tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities or when estimates used in determining valuation allowances on deferred income tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events such as changes in tax legislation could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance transactions as a purchaser of reinsurance for its insurance products.

     For each of its reinsurance contracts, the Company determines if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid, and the liabilities ceded related to the underlying contracts is considered the net cost of reinsurance at the inception of the contract. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid on the reinsurance of in-force blocks, as well as amounts paid related to new business are recorded as ceded premiums and ceded future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance contracts are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance contracts are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



contracts with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance contract.

     Premiums, fees and policyholder benefits and claims are net of reinsurance ceded.

     If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract as a deposit, net of related expenses. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenue or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenue or other expenses, as appropriate.

     Amounts received from reinsurers for policy administration are reported in other revenues.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if: (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder.

     The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

  Litigation Contingencies

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Derivative Financial Instruments

     The Company has adopted guidance relating to derivative financial instruments as follows:

     - Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:

       (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;

       (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;

       (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

       (iv) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.

     The adoption of SFAS 155 did not have a material impact on the Company's consolidated financial statements.

     - Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's consolidated financial statements.

     - Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's consolidated financial statements.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Other Pronouncements

     Effective November 15, 2006, the Company adopted U.S. Securities and Exchange Commission ("SEC") Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the Emerging Issues Task Force ("EITF") reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. For all other limited partnerships, EITF 04-5 required adoption by January 1, 2006 through a cumulative effect of a change in accounting principle recorded in opening equity or applied retrospectively by adjusting prior period financial statements. The adoption of the provisions of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") No. FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. The adoption of FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the FASB completed its review of EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements, and has provided the required disclosures.

     Effective July 1, 2004, the Company adopted EITF Issue No. 03-16, Accounting for Investments in Limited Liability Companies ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2004, the Company adopted Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1"), as interpreted by a Technical Practice Aid ("TPA") issued by the American Institute of Certified Public Accountants ("AICPA") and FSP No. FAS 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability. SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits all entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to report related unrealized gains and losses in earnings. The fair value option will generally be applied on an instrument-by-instrument basis and is generally an irrevocable election. SFAS 159 is effective for fiscal years beginning after November 15, 2007. The Company is evaluating which eligible financial instruments, if any, it will elect to account for at fair value under SFAS 159 and the related impact on the Company's consolidated financial statements.

     In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value in GAAP and requires enhanced disclosures about fair value measurements. SFAS 157 does not require any new fair value measurements. The pronouncement is effective for fiscal years beginning after November 15, 2007. The guidance in SFAS 157 will be applied prospectively with the exception of:
(i) block discounts of financial instruments; and (ii) certain financial and hybrid instruments measured at initial recognition under SFAS 133 which are to be applied retrospectively as of the beginning of initial adoption (a limited form of retrospective application). The Company is currently evaluating the impact of SFAS 157 on the Company's consolidated financial statements. Implementation of SFAS 157 will require additional disclosures in the Company's consolidated financial statements.

     In June 2006, the FASB issued FIN No. 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. FIN 48 will also require significant additional disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006. Based upon the Company's evaluation work completed to date, the Company expects to recognize a reduction to the January 1, 2007 balance of retained earnings of less than $1 million.

     In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. SFAS 156 will be applied prospectively and is effective for fiscal years beginning after September 15, 2006. The Company does not expect SFAS 156 to have a material impact on the Company's consolidated financial statements.

     In September 2005, the AICPA issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Under SOP 05-1, modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. It is effective for internal replacements occurring in fiscal years beginning after December 15, 2006.

     In addition, in February 2007 related TPAs were issued by the AICPA to provide further clarification of SOP 05-1. The TPAs are effective concurrently with the adoption of the SOP. Based on the Company's interpretation of SOP 05-1 and related TPAs, the adoption of SOP 05-1 is not expected to have a material impact on the Company's financial statements.

2. ACQUISITION OF THE TRAVELERS INSURANCE COMPANY BY METLIFE, INC. FROM CITIGROUP INC.

     On the Acquisition Date, MetLife Life and Annuity Company of Connecticut, and other affiliated entities, including the Company's parent, MetLife Insurance Company of Connecticut, and substantially all of Citigroup Inc.'s international insurance businesses, excluding Primerica Life Insurance Company and its subsidiaries, were acquired by MetLife from Citigroup for $12.1 billion. The accounting policies of the Company were conformed to those of MetLife upon the Acquisition. The total consideration paid by MetLife for the purchase consisted of $11.0 billion in cash and 22,436,617 shares of MetLife's common stock with a market value of $1.0 billion to Citigroup and $100 million in other transaction costs.

     In accordance with FASB SFAS No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets, the Acquisition was accounted for by MetLife using the purchase method of accounting, which requires that the assets and liabilities of the Company be identified and measured at their fair value as of the acquisition date. As required by the SEC SAB Topic 5-J, Push Down Basis of Accounting Required in Certain Limited Circumstances, the purchase method of accounting applied by MetLife to the acquired assets and liabilities associated with the Company has been "pushed down" to the consolidated financial statements of the Company, thereby establishing a new basis of accounting. This new basis of accounting is referred to as the "successor basis," while the historical basis of accounting is referred to as the "predecessor basis." Financial statements included

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



herein for periods prior and subsequent to the Acquisition Date are labeled "predecessor" and "successor," respectively.

  Final Purchase Price Allocation and Goodwill

     The purchase price has been allocated to the assets acquired and liabilities assumed using management's best estimate of their fair values as of the acquisition date. The computation of the purchase price and the allocation of the purchase price to the net assets acquired based upon their respective fair values as of July 1, 2005, and the resulting goodwill, as revised, are presented below.

     Based upon MetLife's method of allocating the purchase price to the entities acquired, the purchase price attributed to the Company increased by $5 million. The increase in purchase price was a result of additional consideration paid in 2006 by MetLife to Citigroup of $115 million and an increase in transaction costs of $3 million, offset by a $4 million reduction in restructuring costs for a total purchase price increase of $114 million.

     The allocation of purchase price was updated as a result of the additional purchase price attributed to the Company of $5 million, an increase of $11 million in the value of the future policy benefit liabilities resulting from the finalization of the evaluation of the Travelers underwriting criteria, an increase of $6 million in other invested assets, an increase of $3 million in other assets and a decrease of $14 million in other liabilities due to the receipt of additional information, all resulting in a net impact of the aforementioned adjustments decreasing deferred income tax assets by $3 million. Goodwill decreased by $4 million as a consequence of such revisions to the purchase price and the purchase price allocation.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                               SUCCESSOR
                                                           -----------------
                                                             AS OF JULY 1,
                                                                  2005
                                                           -----------------
                                                             (IN MILLIONS)

TOTAL PURCHASE PRICE:....................................            $12,084
  Purchase price attributed to other affiliates..........             10,351
                                                                     -------
  Purchase price attributed to the Company...............              1,733
NET ASSETS ACQUIRED PRIOR TO PURCHASE ACCOUNTING
  ADJUSTMENTS............................................  $ 2,034
ADJUSTMENTS TO REFLECT ASSETS ACQUIRED AT FAIR VALUE:
  Fixed maturity securities available-for-sale...........       (4)
  Mortgage loans on real estate..........................        7
  Real estate and real estate joint ventures held-for-
     investment..........................................       (1)
  Other limited partnership interests....................        3
  Other invested assets..................................       (4)
  Premiums and other receivables.........................      (47)
  Elimination of historical deferred policy acquisition
     costs...............................................   (1,622)
  Value of business acquired.............................    1,676
  Value of distribution agreements acquired..............        8
  Net deferred income tax asset..........................      258
  Other assets...........................................        8
ADJUSTMENTS TO REFLECT LIABILITIES ASSUMED AT FAIR VALUE:
  Future policy benefits.................................     (303)
  Policyholder account balances..........................     (464)
  Other liabilities......................................      (55)
                                                           -------
NET FAIR VALUE OF ASSETS ACQUIRED AND LIABILITIES
  ASSUMED................................................              1,494
                                                                     -------
GOODWILL RESULTING FROM THE ACQUISITION..................            $   239
                                                                     =======



     The entire amount of goodwill is expected to be deductible for income tax purposes.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  CONDENSED STATEMENT OF NET ASSETS ACQUIRED

     The condensed statement of net assets acquired reflects the fair value of the Company's net assets as follows:

                                                                  SUCCESSOR
                                                             ------------------
                                                             AS OF JULY 1, 2005
                                                             ------------------
                                                                (IN MILLIONS)
ASSETS:
  Fixed maturity securities available-for-sale.............        $ 6,135
  Equity securities available-for-sale.....................             35
  Mortgage loans on real estate............................            277
  Policy loans.............................................             36
  Other limited partnership interests......................             80
  Short-term investments...................................            188
  Other invested assets....................................            338
                                                                   -------
     Total investments.....................................          7,089
  Cash and cash equivalents................................             85
  Accrued investment income................................             80
  Premiums and other receivables...........................            175
  Value of business acquired...............................          1,676
  Goodwill.................................................            239
  Other intangible assets..................................              8
  Deferred income tax asset................................             97
  Other assets.............................................              9
  Separate account assets..................................         11,617
                                                                   -------
     Total assets acquired.................................         21,075
                                                                   -------

LIABILITIES:
  Future policy benefits...................................          1,739
  Policyholder account balances............................          5,684
  Other policyholder funds.................................             15
  Current income tax payable...............................             37
  Other liabilities........................................            250
  Separate account liabilities.............................         11,617
                                                                   -------
     Total liabilities assumed.............................         19,342
                                                                   -------
     Net assets acquired...................................        $ 1,733
                                                                   =======



  Other Intangible Assets

     VOBA reflects the estimated fair value of in-force contracts acquired and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts in-force at the Acquisition Date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



may vary from these projections. If estimated gross profits or premiums differ from expectations, the amortization of VOBA is adjusted to reflect actual experience.

     The value of the other identifiable intangibles reflects the estimated fair value of the Company's distribution agreements acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreements. If actual experience under the distribution agreements differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of VOBA, as well as the other identifiable intangible assets. In selecting the appropriate discount rates, management considered its weighted average cost of capital, as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value these intangible assets.

     The fair values of business acquired and distribution agreements acquired are as follows:

                                                      SUCCESSOR
                                                    -------------   WEIGHTED AVERAGE
                                                    AS OF JULY 1,     AMORTIZATION
                                                         2005            PERIOD
                                                    -------------   ----------------
                                                    (IN MILLIONS)      (IN YEARS)
Value of business acquired........................      $1,676             16
Value of distribution agreements acquired.........           8             16
                                                        ------
  Total value of intangible assets acquired,
     excluding goodwill...........................      $1,684             16
                                                        ======


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


3.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturity and equity securities, the percentage that each sector represents by the total fixed maturity securities holdings and by the total equity securities holdings at:

                                                            SUCCESSOR
                                     ------------------------------------------------------
                                                        DECEMBER 31, 2006
                                     ------------------------------------------------------
                                                        GROSS
                                      COST OR         UNREALIZED
                                     AMORTIZED     ---------------      ESTIMATED      % OF
                                        COST       GAIN       LOSS     FAIR VALUE     TOTAL
                                     ---------     ----       ----     ----------     -----
                                                          (IN MILLIONS)
U.S. corporate securities..........    $2,542       $18       $ 62       $2,498        42.4%
Foreign corporate securities.......       892         5         21          876        14.9
U.S. Treasury/agency securities....       801         2         20          783        13.3
Commercial mortgage-backed
  securities.......................       736         4          6          734        12.5
Residential mortgage-backed
  securities.......................       734        10          5          739        12.5
Asset-backed securities............       102        --          2          100         1.7
State and political subdivision
  securities.......................        91         1          6           86         1.5
Foreign government securities......        69         5          1           73         1.2
                                       ------       ---       ----       ------       -----
  Total fixed maturity securities..    $5,967       $45       $123       $5,889       100.0%
                                       ======       ===       ====       ======       =====
Nonredeemable preferred stock......    $   55       $ 2       $  1       $   56        98.2%
Common stock.......................         1        --         --            1         1.8
                                       ------       ---       ----       ------       -----
  Total equity securities..........    $   56       $ 2       $  1       $   57       100.0%
                                       ======       ===       ====       ======       =====




                                                            SUCCESSOR
                                     ------------------------------------------------------
                                                        DECEMBER 31, 2005
                                     ------------------------------------------------------
                                                        GROSS
                                      COST OR         UNREALIZED
                                     AMORTIZED     ---------------      ESTIMATED      % OF
                                        COST       GAIN       LOSS     FAIR VALUE     TOTAL
                                     ---------     ----       ----     ----------     -----
                                                          (IN MILLIONS)
U.S. corporate securities..........    $2,811       $ 6       $ 70       $2,747        45.4%
Foreign corporate securities.......       562         4         16          550         9.1
U.S. Treasury/agency securities....       793         4          6          791        13.0
Commercial mortgage-backed
  securities.......................       665         3          9          659        10.9
Residential mortgage-backed
  securities.......................     1,021         1         17        1,005        16.6
Asset-backed securities............       147        --          2          145         2.4
State and political subdivision
  securities.......................        84        --          3           81         1.3
Foreign government securities......        75         3          1           77         1.3
                                       ------       ---       ----       ------       -----
  Total fixed maturity securities..    $6,158       $21       $124       $6,055       100.0%
                                       ======       ===       ====       ======       =====
Nonredeemable preferred stock......    $    3       $--       $ --       $    3        75.0%
Common stock.......................         1         1          1            1        25.0
                                       ------       ---       ----       ------       -----
  Total equity securities..........    $    4       $ 1       $  1       $    4       100.0%
                                       ======       ===       ====       ======       =====


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     The Company held foreign currency derivatives with notional amounts of $11 million and $10 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2006 and 2005, respectively.

     Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

     The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $361 million and $395 million at December 31, 2006 and 2005, respectively. These securities had a net unrealized gain (loss) of ($2) million and ($10) million at December 31, 2006 and 2005, respectively. Non-income producing fixed maturity securities were $2 million at both December 31, 2006 and 2005. Unrealized gains (losses) associated with non-income producing fixed maturity securities were $2 million and ($3) million at December 31, 2006 and 2005, respectively.

     The cost or amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are shown below:

                                                             SUCCESSOR
                                          -----------------------------------------------
                                             DECEMBER 31, 2006        DECEMBER 31, 2005
                                          ----------------------   ----------------------
                                           COST OR                  COST OR
                                          AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                             COST     FAIR VALUE      COST     FAIR VALUE
                                          ---------   ----------   ---------   ----------
                                                           (IN MILLIONS)
Due in one year or less.................    $  362      $  361       $  347      $  346
Due after one year through five years...       948         931        1,192       1,171
Due after five years through ten years..     1,273       1,242        1,577       1,534
Due after ten years.....................     1,812       1,782        1,209       1,195
                                            ------      ------       ------      ------
  Subtotal..............................     4,395       4,316        4,325       4,246
Mortgage-backed and other asset-backed
  securities............................     1,572       1,573        1,833       1,809
                                            ------      ------       ------      ------
  Total fixed maturities................    $5,967      $5,889       $6,158      $6,055
                                            ======      ======       ======      ======



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     Sales or disposals of fixed maturity and equity securities classified as available-for-sale are as follows:

                                          SUCCESSOR                        PREDECESSOR
                               -------------------------------   -------------------------------
                                YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                               DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                               ------------   ----------------   ----------------   ------------
                                   2006             2005               2005             2004
                               ------------   ----------------   ----------------   ------------
                                                         (IN MILLIONS)
Proceeds.....................     $2,503           $3,351              $212             $820
Gross investment gains.......     $    5           $    3              $  9             $ 25
Gross investment losses......     $  (70)          $  (54)             $(12)            $(25)

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following table presents the estimated fair values and gross unrealized loss of the Company's fixed maturity securities (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:

                                                                      SUCCESSOR
                                -------------------------------------------------------------------------------------
                                                                  DECEMBER 31, 2006
                                -------------------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                    LESS THAN 12 MONTHS             THAN 12 MONTHS                   TOTAL
                                ---------------------------  ---------------------------  ---------------------------
                                 ESTIMATED       GROSS        ESTIMATED       GROSS        ESTIMATED       GROSS
                                FAIR VALUE  UNREALIZED LOSS  FAIR VALUE  UNREALIZED LOSS  FAIR VALUE  UNREALIZED LOSS
                                ----------  ---------------  ----------  ---------------  ----------  ---------------
                                                      (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities.....    $1,330          $40           $500           $22          $1,830          $ 62
Foreign corporate securities..       462           13            174             8             636            21
U.S. Treasury/agency
  securities..................       474           17             51             3             525            20
Commercial mortgage-backed
  securities..................       304            2            109             4             413             6
Residential mortgage-backed
  securities..................       307            4             59             1             366             5
Asset-backed securities.......        45           --             22             2              67             2
State and political
  subdivision securities......        21            3             54             3              75             6
Foreign government
  securities..................        13            1             12            --              25             1
                                  ------          ---           ----           ---          ------          ----
  Total fixed maturity
     securities...............    $2,956          $80           $981           $43          $3,937          $123
                                  ======          ===           ====           ===          ======          ====
Equity securities.............    $   37          $ 1           $  5           $--          $   42          $  1
                                  ======          ===           ====           ===          ======          ====
Total number of securities in
  an unrealized loss
  position....................       772                         430                         1,202
                                  ======                        ====                        ======



     All fixed maturity and equity securities in an unrealized loss position at December 31, 2005 had been in a continuous unrealized loss position for less than twelve months, as a new cost basis was established at the Acquisition Date. The number of securities in an unrealized loss position at December 31, 2005 was 1,504.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity securities and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                           SUCCESSOR
                                 ------------------------------------------------------------
                                                       DECEMBER 31, 2006
                                 ------------------------------------------------------------
                                       COST OR               GROSS               NUMBER
                                   AMORTIZED COST       UNREALIZED LOSS       OF SECURITIES
                                 ------------------   ------------------   ------------------
                                 LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                    20%       MORE       20%       MORE       20%       MORE
                                 ---------   ------   ---------   ------   ---------   ------
                                          (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less then six months...........    $2,763      $ 4       $ 66       $ 2        696        9
Six months or greater but less
  than nine months.............        16       --         --        --         24       --
Nine months or greater but less
  than twelve months...........       291       --         13        --         43       --
Twelve months or greater.......     1,029       --         43        --        430       --
                                   ------      ---       ----       ---      -----       --
  Total........................    $4,099      $ 4       $122       $ 2      1,193        9
                                   ======      ===       ====       ===      =====       ==




                                                           SUCCESSOR
                                 ------------------------------------------------------------
                                                       DECEMBER 31, 2005
                                 ------------------------------------------------------------
                                       COST OR               GROSS              NUMBER OF
                                   AMORTIZED COST       UNREALIZED LOSS        SECURITIES
                                 ------------------   ------------------   ------------------
                                 LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                    20%       MORE       20%       MORE       20%       MORE
                                 ---------   ------   ---------   ------   ---------   ------
                                          (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months...........    $4,843      $14       $119       $6       1,480       24
                                   ------      ---       ----       --       -----       --
  Total........................    $4,843      $14       $119       $6       1,480       24
                                   ======      ===       ====       ==       =====       ==



     At December 31, 2006, $122 million of unrealized losses related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 3% of the cost or amortized cost of such securities. At December 31, 2005, $119 million of unrealized losses related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities.

     At December 31, 2006, $2 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 50% of the cost or amortized cost of such securities. Of such unrealized losses of $2 million, all related to securities that were in an unrealized loss position for a period of less than six months. At December 31, 2005, $6 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 43% of the cost or amortized cost of such securities. Of such unrealized losses of $6 million, all related to securities that were in an unrealized loss position for a period of less than six months.

     The Company held no fixed maturity securities and equity securities with a gross unrealized loss at December 31, 2006 of greater than $10 million.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     At December 31, 2006 and 2005, the Company had $124 million and $125 million, respectively, of gross unrealized loss related to its fixed maturity and equity securities. These securities are concentrated, calculated as a percentage of gross unrealized loss, as follows:

                                                                  SUCCESSOR
                                                                -------------
                                                                 DECEMBER 31,
                                                                -------------
                                                                2006     2005
                                                                ----     ----
SECTOR:
  U.S. corporate securities..................................     50%      56%
  Foreign corporate securities...............................     17       13
  U.S. Treasury/agency securities............................     16        5
  Commercial mortgage-backed securities......................      5        7
  Residential mortgage-backed securities.....................      4       14
  Other......................................................      8        5
                                                                 ---      ---
     Total...................................................    100%     100%
                                                                 ===      ===
INDUSTRY:
  Industrial.................................................     26%      21%
  Finance....................................................     20       17
  Government.................................................     17        5
  Utility....................................................     12        5
  Mortgage-backed............................................      9       21
  Consumer...................................................      2       11
  Other......................................................     14       20
                                                                 ---      ---
     Total...................................................    100%     100%
                                                                 ===      ===



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     Based upon the Company's current evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the holding period, and the Company's current intent and ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  ASSETS ON DEPOSIT

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $7 million and $5 million at December 31, 2006 and 2005, respectively, consisting primarily of fixed maturity and equity securities.

  MORTGAGE LOANS ON REAL ESTATE

     Mortgage loans on real estate are categorized as follows:

                                                             SUCCESSOR
                                                -----------------------------------
                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2006               2005
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------
Commercial mortgage loans.....................   $140       47%     $123       47%
Agricultural mortgage loans...................    155       53       136       53
                                                 ----      ---      ----      ---
  Total.......................................    295      100%      259      100%
                                                           ===                ===
Less: Valuation allowances....................     --                  1
                                                 ----               ----
Mortgage and consumer loans...................   $295               $258
                                                 ====               ====



     Mortgage loans are collateralized by properties located in the United States. At December 31, 2006, 19%, 18% and 8% of the value of the Company's mortgage loans on real estate were located in California, New York and Maryland, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

  REAL ESTATE JOINT VENTURES

     The Company held $2 million in real estate joint ventures held-for-investment at December 31, 2006. The Company did not hold any interest in real estate joint ventures at December 31, 2005. Both accumulated depreciation on real estate joint ventures and the related depreciation expense were less than $1 million at December 31, 2006.

     At December 31, 2006, 100% of the Company's real estate joint ventures were located in New York.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                             SUCCESSOR                        PREDECESSOR
                                  -------------------------------   -------------------------------
                                   YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                  DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                  ------------   ----------------   ----------------   ------------
                                      2006             2005               2005             2004
                                  ------------   ----------------   ----------------   ------------
                                                            (IN MILLIONS)
Fixed maturity securities......       $314             $155               $185             $341
Equity securities..............          1               --                 --                2
Mortgage loans on real estate..         16                8                  9               18
Policy loans...................          3               --                  1                1
Real estate joint ventures.....          1               --                 --               --
Other limited partnership
  interests....................         23                2                 27               28
Cash, cash equivalents and
  short-term investments.......         14                5                  4                5
                                      ----             ----               ----             ----
  Total investment income......        372              170                226              395
Less: Investment expenses......         11                3                  3                6
                                      ----             ----               ----             ----
  Net investment income........       $361             $167               $223             $389
                                      ====             ====               ====             ====



  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:

                                             SUCCESSOR                        PREDECESSOR
                                  -------------------------------   -------------------------------
                                   YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                  DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                  ------------   ----------------   ----------------   ------------
                                      2006             2005               2005             2004
                                  ------------   ----------------   ----------------   ------------
                                                            (IN MILLIONS)
Fixed maturity securities......       $(69)            $(51)               $(5)             $(6)
Equity securities..............         --               --                  2               (1)
Mortgage loans on real estate..          1               (1)                --               --
Real estate and real estate
  joint ventures...............         (3)              --                 --               --
Derivatives....................        (12)              20                 (3)              21
Other..........................         --               (3)                --                3
                                      ----             ----                ---              ---
  Net investment gains
     (losses)..................       $(83)            $(35)               $(6)             $17
                                      ====             ====                ===              ===



     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

     Losses from fixed maturity and equity securities deemed other-than-temporarily impaired, included within net investment gains (losses), were $4 million, $0, $0 and $7 million for the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, respectively.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows:

                                                SUCCESSOR                      PREDECESSOR
                                     ------------------------------  ------------------------------
                                      YEAR ENDED   SIX MONTHS ENDED  SIX MONTHS ENDED   YEAR ENDED
                                     DECEMBER 31,    DECEMBER 31,        JUNE 30,      DECEMBER 31,
                                     ------------  ----------------  ----------------  ------------
                                         2006            2005              2005            2004
                                     ------------  ----------------  ----------------  ------------
                                                              (IN MILLIONS)
Fixed maturity securities..........      $(78)           $(103)            $ 319           $ 332
Equity securities..................         1               --                 3               3
Derivatives........................        --               --                --               2
Other..............................        (2)              (6)                4              --
                                         ----            -----             -----           -----
  Subtotal.........................       (79)            (109)              326             337
Allocated amounts:
  DAC and VOBA.....................        33               45                --              --
Deferred income tax................        16               22              (114)           (118)
                                         ----            -----             -----           -----
     Net unrealized investment
       gains (losses)..............      $(30)           $ (42)            $ 212           $ 219
                                         ====            =====             =====           =====



     The changes in net unrealized investment gains (losses) are as follows:

                                                 SUCCESSOR                      PREDECESSOR
                                      ------------------------------  ------------------------------
                                       YEAR ENDED   SIX MONTHS ENDED  SIX MONTHS ENDED   YEAR ENDED
                                      DECEMBER 31,    DECEMBER 31,        JUNE 30,      DECEMBER 31,
                                      ------------  ----------------  ----------------  ------------
                                          2006            2005              2005            2004
                                      ------------  ----------------  ----------------  ------------
                                                               (IN MILLIONS)
Balance at end of previous of
  period............................      $(42)           $ 212             $219            $215
Effect of purchase accounting push
  down (See Note 2).................        --             (212)              --              --
                                          ----            -----             ----            ----
Balance at beginning of period......       (42)              --              219             215
                                          ----            -----             ----            ----
Unrealized investment gains (losses)
  during the period.................        30             (109)             (10)              6
Unrealized investment gains (losses)
  relating to:
  DAC and VOBA......................       (12)              45               --              --
  Deferred income tax...............        (6)              22                3              (2)
                                          ----            -----             ----            ----
Balance at end of period............      $(30)           $ (42)            $212            $219
                                          ====            =====             ====            ====
Net change in unrealized investment
  gains (losses)....................      $ 12            $ (42)            $ (7)           $  4
                                          ====            =====             ====            ====


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  VARIABLE INTEREST ENTITIES

     The following table presents the total assets of and maximum exposure to loss relating to variable interest entities for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                             SUCCESSOR (REVISED)
                                                          ------------------------
                                                              DECEMBER 31, 2005
                                                          ------------------------
                                                           NOT PRIMARY BENEFICIARY
                                                          ------------------------
                                                                         MAXIMUM
                                                            TOTAL      EXPOSURE TO
                                                          ASSETS(1)      LOSS(2)
                                                          ---------    -----------
                                                                (IN MILLIONS)
Other investments(3)...................................     $3,450         $25
                                                            ------         ---
  Total................................................     $3,450         $25
                                                            ======         ===



--------

   (1) The assets of the other limited partnerships are reflected at the carrying amounts at which such assets would have been reflected on the Company's consolidated balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

   (2) The maximum exposure to loss of the other limited partnerships is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners.

   (3) Other investments include investments in public and private debt and equity securities that are not asset-backed securitizations or collateralized debt obligations.

4.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     At the Acquisition Date, the Company's derivative positions which previously qualified for hedge accounting were dedesignated in accordance with SFAS 133. Such derivative positions were not redesignated in hedging relationships. Accordingly, all changes in such derivative fair values for the year ended December 31, 2006 and the six months ended December 31, 2005 are recorded in net investment gains (losses).

     The following table presents the notional amounts and current market or fair value of derivative financial instruments held at:

                                                              SUCCESSOR
                                  -----------------------------------------------------------------
                                         DECEMBER 31, 2006                 DECEMBER 31, 2005
                                  -------------------------------   -------------------------------
                                                CURRENT MARKET                    CURRENT MARKET
                                                 OR FAIR VALUE                     OR FAIR VALUE
                                  NOTIONAL   --------------------   NOTIONAL   --------------------
                                   AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                  --------   ------   -----------   --------   ------   -----------
                                                            (IN MILLIONS)
Interest rate swaps.............    $911      $266        $32        $1,069     $202        $ 2
Financial futures...............      26        --         --            64        1          1
Foreign currency swaps..........      32         1          9            31       --          7
Foreign currency forwards.......       4        --         --             8       --         --
Options.........................      --        53          5            --      115          3
Financial forwards..............      --        --          1            --       --          2
Credit default swaps............       4        --         --             4       --         --
                                    ----      ----        ---        ------     ----        ---
  Total.........................    $977      $320        $47        $1,176     $318        $15
                                    ====      ====        ===        ======     ====        ===


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     The above table does not include notional values for equity futures, equity financial forwards and equity options. At December 31, 2006 and 2005, the Company owned 156 and 413 equity futures contracts, respectively. Market values of equity futures are included in financial futures in the preceding table. At December 31, 2006 and 2005, the Company owned 18,000 and 36,500 equity financial forwards, respectively. Market values of equity financial forwards are included in financial forwards in the preceding table. At December 31, 2006 and 2005, the Company owned 742,550 and 1,058,300 equity options, respectively. Market values of equity options are included in options in the preceding table.

     The following table presents the notional amounts of derivative financial instruments by maturity at December 31, 2006:

                                                                    SUCCESSOR
                               -----------------------------------------------------------------------------------
                                                                  REMAINING LIFE
                               -----------------------------------------------------------------------------------
                                                    AFTER ONE YEAR      AFTER FIVE YEARS
                               ONE YEAR OR LESS   THROUGH FIVE YEARS   THROUGH TEN YEARS   AFTER TEN YEARS   TOTAL
                               ----------------   ------------------   -----------------   ---------------   -----
                                                                  (IN MILLIONS)
Interest rate swaps.........         $167                $352                 $392               $--          $911
Financial futures...........           26                  --                   --                --            26
Foreign currency swaps......           --                   8                   24                --            32
Foreign currency forwards...            4                  --                   --                --             4
Credit default swaps........           --                   1                    3                --             4
                                     ----                ----                 ----               ---          ----
  Total.....................         $197                $361                 $419               $--          $977
                                     ====                ====                 ====               ===          ====



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps and foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Equity index options are included in options in the preceding table.

     The Company enters into financial forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and usually a U.S. Treasury or Agency security.

  HEDGING

     The following table presents the notional amounts and fair value of derivatives by type of hedge designation at:

                                                              SUCCESSOR
                                  -----------------------------------------------------------------
                                         DECEMBER 31, 2006                 DECEMBER 31, 2005
                                  -------------------------------   -------------------------------
                                                  FAIR VALUE                        FAIR VALUE
                                  NOTIONAL   --------------------   NOTIONAL   --------------------
                                   AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                  --------   ------   -----------   --------   ------   -----------
                                                            (IN MILLIONS)
Non-qualifying..................    $977      $320        $47        $1,176     $318        $15
                                    ----      ----        ---        ------     ----        ---
  Total.........................    $977      $320        $47        $1,176     $318        $15
                                    ====      ====        ===        ======     ====        ===



     For the year ended December 31, 2006, the Company had $10 million in settlement payments related to non-qualifying derivatives included within net investment gains (losses).

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign-currency-denominated investments and liabilities; and (iii) interest rate futures to hedge against changes in value of fixed rate securities.

     The Company did not recognize any net investment gains (losses) representing the ineffective portion of all fair value hedges for the year ended December 31, 2006 and the six months ended December 31, 2005. The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:

                                                              PREDECESSOR
                                                    -------------------------------
                                                    SIX MONTHS ENDED    YEAR ENDED
                                                        JUNE 30,       DECEMBER 31,
                                                    ----------------   ------------
                                                          2005             2004
                                                    ----------------   ------------
                                                             (IN MILLIONS)
Changes in the fair value of derivatives..........         $--              $(3)
Changes in the fair value of the items hedged.....          (1)              (1)
                                                           ---              ---
Net ineffectiveness of fair value hedging
  activities......................................         $(1)             $(4)
                                                           ===              ===



     All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness, except for financial futures where the time value component of the derivative was excluded from the assessment of ineffectiveness. For the year ended December 31, 2006 and the six months ended December 31, 2005, there was no cost of carry for financial futures. For the six months ended June 30, 2005 and the year ended December 31, 2004, the cost of carry for financial futures was ($1) million and ($4) million, respectively.

     There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; and (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities.

     For the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, the Company recognized no net investment gains (losses) as the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. In certain instances, the Company may discontinue cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. For the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, there were no instances in which the Company discontinued cash flow hedges. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:

                                                               PREDECESSOR
                                                     ------------------------------
                                                     SIX MONTHS ENDED   YEAR ENDED
                                                         JUNE 30,      DECEMBER 31,
                                                     ----------------  ------------
                                                           2005            2004
                                                     ----------------  ------------
                                                              (IN MILLIONS)
Other comprehensive income balance at the beginning
  of the period....................................         $ 2            $ 10
Gains (losses) deferred in other comprehensive
  income (loss) on the effective portion of cash
  flow hedges......................................          (3)            (14)
Amounts reclassified to net investment income......           1               6
                                                            ---            ----
Other comprehensive income balance at the end of
  the period.......................................         $--            $  2
                                                            ===            ====



     The Company has not entered into any cash flow hedges since June 30, 2005.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps and interest rate futures to economically hedge its exposure to interest rate volatility; (ii) foreign currency forwards and swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to minimize its exposure to adverse movements in credit;
(iv) equity futures, equity index options, and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products;
(v) credit default swaps used to synthetically create investments; and (vi) financial forwards to buy and sell securities.

     Effective at the Acquisition Date, the Company's derivative positions which previously qualified for hedge accounting were dedesignated in accordance with SFAS 133. Such derivative positions were not redesignated and were included with the Company's other non-qualifying derivative positions from the Acquisition Date through December 31, 2006.

     For the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, the Company recognized as net investment gains (losses), excluding embedded derivatives, changes in fair value of ($72) million, ($14) million, $11 million and ($39) million, respectively, related to derivatives that do not qualify for hedge accounting.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives which are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed minimum withdrawal contracts and guaranteed minimum accumulation contracts. The fair value of the Company's embedded derivative assets was $25 million and $0 at December 31, 2006 and 2005, respectively. The fair value of the Company's embedded derivative liabilities was $0 and $22 million at December 31, 2006 and 2005, respectively. The amounts recorded and included in net investment gains (losses) for the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005, and during the year ended December 31, 2004 were gains (losses) of $46 million, $23 million, ($2) million, and $19 million, respectively.

  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2006 and 2005, the Company was obligated to return cash collateral under its control of $102 million and $108 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under derivative transactions in the consolidated balance sheets. As of December 31, 2006 and 2005, the Company had also accepted collateral consisting of various securities with a fair market value of $6 million and $22 million, respectively, which are held in separate custodial accounts. In addition, the Company has exchange traded futures, which require the pledging of collateral. As of both December 31, 2006 and 2005, the Company pledged collateral of $14 million, which is included in fixed maturity securities. The Company is permitted by contract to sell or repledge this collateral, but as of December 31, 2006 and 2005, none of the collateral had been sold or repledged.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


5.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                       DAC      VOBA     TOTAL
                                                     -------   ------   ------
                                                           (IN MILLIONS)
Balance at January 1, 2004 (PREDECESSOR)...........  $ 1,279   $   12   $1,291
  Capitalizations..................................      469       --      469
  Less: Amortization...............................      226        1      227
                                                     -------   ------   ------
Balance at December 31, 2004 (PREDECESSOR).........    1,522       11    1,533
  Capitalizations..................................      222       --      222
  Less: Amortization...............................      132        1      133
                                                     -------   ------   ------
Balance at June 30, 2005 (PREDECESSOR).............    1,612       10    1,622
                                                     -------   ------   ------
Effect of purchase accounting push down (See Note
  2)...............................................   (1,612)   1,666       54
                                                     -------   ------   ------
Balance at July 1, 2005 (SUCCESSOR)................       --    1,676    1,676
                                                     -------   ------   ------
  Capitalizations..................................      164       --      164
                                                     -------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses).................       (3)      (7)     (10)
     Unrealized investment gains (losses)..........      (17)     (28)     (45)
     Other expenses................................       12      106      118
                                                     -------   ------   ------
       Total amortization..........................       (8)      71       63
                                                     -------   ------   ------
Balance at December 31, 2005 (SUCCESSOR)...........      172    1,605    1,777
                                                     -------   ------   ------
  Capitalizations..................................      135       --      135
  Less: Amortization related to:
     Net investment gains (losses).................       (3)     (33)     (36)
     Unrealized investment gains (losses)..........        1       11       12
     Other expenses................................       53      171      224
                                                     -------   ------   ------
       Total amortization..........................       51      149      200
                                                     -------   ------   ------
Balance at December 31, 2006 (SUCCESSOR)...........  $   256   $1,456   $1,712
                                                     =======   ======   ======



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $188 million in 2007, $169 million in 2008, $156 million in 2009, $139 million in 2010 and $120 million in 2011.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


6.  GOODWILL

     Goodwill is the excess of cost over the fair value of net assets acquired. Information regarding goodwill is as follows:

                                                               SUCCESSOR
                                                              -----------
                                                                DECEMBER
                                                                  31,
                                                              -----------
                                                              2006   2005
                                                              ----   ----
                                                                  (IN
                                                               MILLIONS)
Balance at January 1,.......................................  $243   $ --
Effect of purchase accounting push down (See Note 2)........    (4)   243
                                                              ----   ----
Balance at December 31,.....................................  $239   $243
                                                              ====   ====



7.  INSURANCE

  VALUE OF DISTRIBUTION AGREEMENTS

     Information regarding the value of distribution agreements ("VODA"), which is reported in other assets, is as follows:

                                            SUCCESSOR                        PREDECESSOR
                                 -------------------------------   -------------------------------
                                  YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                 DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                 ------------   ----------------   ----------------   ------------
                                     2006             2005               2005             2004
                                 ------------   ----------------   ----------------   ------------
                                                           (IN MILLIONS)
Balance at beginning of
  period.......................       $ 8              $--                $--              $--
Effect of purchase accounting
  push down (See Note 2).......        --                8                 --               --
Amortization...................        (1)              --                 --               --
                                      ---              ---                ---              ---
Balance at end of period.......       $ 7              $ 8                $--              $--
                                      ===              ===                ===              ===



     The estimated future amortization expense allocated to other expenses for VODA is $1 million per year for each of the years from 2007 to 2011.

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:

                                            SUCCESSOR                        PREDECESSOR
                                 -------------------------------   -------------------------------
                                  YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                 DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                 ------------   ----------------   ----------------   ------------
                                     2006             2005               2005             2004
                                 ------------   ----------------   ----------------   ------------
                                                           (IN MILLIONS)
Balance at end of previous
  period.......................       $ 8             $ 36                $25              $--
Effect of purchase accounting
  push down (See Note 2).......        --              (36)                --               --
                                      ---             ----                ---              ---
Balance at beginning of
  period.......................         8               --                 25               --
Capitalization.................         9                8                 12               25
Amortization...................        (1)              --                 (1)              --
                                      ---             ----                ---              ---
Balance at end of period.......       $16             $  8                $36              $25
                                      ===             ====                ===              ===


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  SEPARATE ACCOUNTS

     Separate account assets and liabilities include pass-through separate accounts totaling $12.2 billion at both December 31, 2006 and 2005 for which the policyholder assumes all investment risk.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $246 million, $124 million, $95 million and $200 million for the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005, and the year ended December 31, 2004, respectively.

     For the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                              SUCCESSOR
                                                        ---------------------
                                                             DECEMBER 31,
                                                        ---------------------
                                                           2006        2005
                                                        ---------   ---------
                                                        IN THE EVENT OF DEATH
                                                        ---------------------
                                                            (IN MILLIONS)
ANNUITY CONTRACTS(1)
ANNIVERSARY CONTRACT VALUE OR MINIMUM RETURN
Separate account value................................  $  14,156   $  14,507
Net amount at risk(2).................................  $     440(3)$     569(3)
Average attained age of contractholders...............   64 years    63 years

                                                              SUCCESSOR
                                                        ---------------------
                                                             DECEMBER 31,
                                                        ---------------------
                                                           2006        2005
                                                        ---------   ---------
                                                         SECONDARY GUARANTEES
                                                        ---------------------
                                                            (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE CONTRACTS(1)
Account value (General and Separate account)..........  $   1,807   $   1,694
Net amount at risk(2).................................  $  21,459(3)$  21,719(3)
Average attained age of policyholders.................   59 years    57 years


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)




   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

     Liabilities incurred, relating to annuity contracts, for guaranteed death benefits were $1 million for the six months ended December 31, 2005. There were no guaranteed death benefits incurred for the six months ended June 30, 2005 or the year ended December 31, 2004. Liabilities incurred, relating to universal and variable life contracts, for secondary guarantees were $13 million for the year ended December 31, 2006, $4 million for each of the six months ended December 31, 2005 and June 30, 2005 and $1 million for the year ended December 31, 2004.

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                              SUCCESSOR
                                                          -----------------
                                                             DECEMBER 31,
                                                          -----------------
                                                            2006      2005
                                                          -------   -------
                                                            (IN MILLIONS)
Mutual Fund Groupings
  Equity................................................  $ 9,336   $ 9,055
  Bond..................................................      940     1,055
  Balanced..............................................    1,070     1,261
  Money Market..........................................      282       286
  Specialty.............................................      152       218
                                                          -------   -------
     Total..............................................  $11,780   $11,875
                                                          =======   =======



8.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. The Company has reinsured up to 90% of the mortality risk for all new individual life insurance policies. This practice was initiated by the Company for different products starting at various points in time between 1997 and 2002. On a case by case basis, the Company may retain up to $5 million per life on single life individual policies and reinsure 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

     In addition to reinsuring mortality risk, as described above, the Company reinsures other mortality and non-mortality risks, and specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     The Company reinsures the riders containing benefit guarantees related to variable annuities to affiliated and non-affiliated reinsurers. The Company reinsures its risk associated with the secondary death benefit guarantee rider on certain universal life contracts to an affiliate. See Note 14.

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:

                                          SUCCESSOR                        PREDECESSOR
                               -------------------------------   -------------------------------
                                YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                               DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                               ------------   ----------------   ----------------   ------------
                                   2006             2005               2005             2004
                               ------------   ----------------   ----------------   ------------
                                                         (IN MILLIONS)
Direct premiums..............      $ 79             $ 41               $ 39             $ 74
Reinsurance ceded............       (36)             (24)               (19)             (34)
                                   ----             ----               ----             ----
Net premiums earned..........      $ 43             $ 17               $ 20             $ 40
                                   ====             ====               ====             ====
Reinsurance recoverables
  netted against policyholder
  benefits and claims........      $169             $ 42               $ 61             $ 95
                                   ====             ====               ====             ====



     Reinsurance recoverables, included in premiums and other receivables, were $139 million and $77 million at December 31, 2006 and 2005, respectively. Reinsurance and ceded commissions payables, included in other liabilities, were $16 million and $12 million at December 31, 2006 and 2005, respectively.

     For the year ended December 31, 2006 and the six months ended December 31, 2005 and June 30, 2005, reinsurance ceded include affiliated transactions of $5 million, $2 million and $3 million, respectively. For the year ended December 31, 2004 there were no affiliated reinsurance transactions.

9.  INCOME TAX

     The provision for income tax from continuing operations is as follows:

                                          SUCCESSOR                        PREDECESSOR
                               -------------------------------   -------------------------------
                                YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                               DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                               ------------   ----------------   ----------------   ------------
                                   2006             2005               2005             2004
                               ------------   ----------------   ----------------   ------------
                                                         (IN MILLIONS)
Current Federal..............       $--             $(20)              $ 50             $ 96
Deferred Federal.............        74               32                (15)             (47)
                                    ---             ----               ----             ----
Provision for income tax.....       $74             $ 12               $ 35             $ 49
                                    ===             ====               ====             ====


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations is as follows:

                                          SUCCESSOR                        PREDECESSOR
                               -------------------------------   -------------------------------
                                YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                               DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                               ------------   ----------------   ----------------   ------------
                                   2006             2005               2005             2004
                               ------------   ----------------   ----------------   ------------
                                                         (IN MILLIONS)
Tax provision at U.S.
  statutory rate.............      $ 89             $ 22                $39             $ 72
Tax effect of:
  Tax exempt investment
     income..................       (15)             (10)                (4)             (15)
  Tax reserve release........        --               --                 --               (8)
                                   ----             ----                ---             ----
Provision for income tax.....      $ 74             $ 12                $35             $ 49
                                   ====             ====                ===             ====



     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                          SUCCESSOR
                                                    ---------------------
                                                         DECEMBER 31,
                                                    ---------------------
                                                       2006        2005
                                                    ----------   --------
                                                        (IN MILLIONS)
Deferred income tax assets:
  Benefit, reinsurance and other reserves.........     $ 487       $ 580
  Capital loss carryforwards......................        20          17
  Net unrealized investment losses................        16          22
  Other...........................................         8           8
                                                       -----       -----
                                                         531         627
                                                       -----       -----
Deferred income tax liabilities:
  DAC and VOBA....................................      (518)       (525)
  Investments.....................................        (5)        (12)
                                                       -----       -----
                                                        (523)       (537)
                                                       -----       -----
Net deferred income tax asset.....................     $   8       $  90
                                                       =====       =====



     At December 31, 2006, the Company has a net deferred income tax asset. If the Company determines that any of its deferred income tax assets will not result in future tax benefits, a valuation allowance must be established for the portion of these assets that are not expected to be realized. Based predominantly upon a review of the Company's anticipated future taxable income, but also including all other available evidence, both positive and negative, the Company's management concluded that it is "more likely than not" that the net deferred income tax assets will be realized.

     Capital loss carryforwards amount to $59 million at December 31, 2006 and will expire beginning in 2010.

     The Company files a consolidated tax return with its parent, MICC. Under the Tax Allocation Agreement, the federal income tax will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by the Tax Allocation Agreement.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


10.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

  CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company is a party to a number of legal actions and is and/or has been involved in regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. On a quarterly and yearly basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. Unless stated below, estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. The limitations of available data and uncertainty regarding numerous variables make it difficult to estimate liabilities. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2006. Furthermore, it is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

     Macomber, et al. v. Travelers Property Casualty Corp., et al. (Conn. Super. Ct., Hartford, filed April 7, 1999). An amended putative class action complaint was filed against the Company, Travelers Equity Sales, Inc. and certain former affiliates. The amended complaint alleges Travelers Property Casualty Corporation, a former MLAC affiliate, purchased structured settlement annuities from the Company and spent less on the purchase of those structured settlement annuities than agreed with claimants, and that commissions paid to brokers for the structured settlement annuities, including an affiliate of MLAC, were paid in part to Travelers Property Casualty Corporation. On May 26, 2004, the Connecticut Superior Court certified a nationwide class action involving the following claims against the Company: violation of the Connecticut Unfair Trade Practice Statute, unjust enrichment, and civil conspiracy. On June 15, 2004, the defendants appealed the class certification order. In March 2006, the Connecticut Supreme Court reversed the trial court's certification of a class. Plaintiff may seek to file another motion for class

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



certification. Defendants have moved for summary judgment. The Company is continuing to vigorously defend against the claims in this matter.

     Regulatory bodies have contacted the Company and have requested information relating to various regulatory issues regarding mutual funds and variable insurance products, including the marketing of such products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. The Company is fully cooperating with regard to these information requests and investigations. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's consolidated financial position.

     In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These may include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company or otherwise. Further, state insurance regulatory authorities and other federal and state authorities may make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's consolidated financial position or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments are as follows:

                                                                 SUCCESSOR
                                                               -------------
                                                                DECEMBER 31,
                                                               -------------
                                                               2006     2005
                                                               ----     ----
                                                               (IN MILLIONS)
Other Assets:
  Premium tax offset for future undiscounted assessments.....   $ 1      $1
  Premium tax offsets currently available for paid
     assessments.............................................    --       1
                                                                ---      --
                                                                $ 1      $2
                                                                ===      ==
Liability:
  Insolvency assessments.....................................   $ 1      $1
                                                                ===      ==



     Assessments levied against the Company were less than $1 million for the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


COMMITMENTS

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $46 million and $15 million at December 31, 2006 and 2005, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $60 million and $20 million at December 31, 2006 and 2005, respectively.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES

     The Company commits to lend funds under bank credit facilities. The amount of these unfunded commitments was $24 million at December 31, 2006. The Company did not have any unfunded commitments related to bank credit facilities at December 31, 2005.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     The Company's recorded liability at December 31, 2006 and 2005 for indemnities, guarantees and commitments is insignificant.

11.  EQUITY

  DIVIDEND RESTRICTIONS

     Under Connecticut State Insurance Law, the Company is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to its parent as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



immediately preceding calendar year. The Company will be permitted to pay a cash dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance (the "Commissioner") and the Commissioner does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. The Connecticut State Insurance Law requires prior approval for any dividends for a period of two years following a change in control. As a result of the acquisition on July 1, 2005, under Connecticut State Insurance Law all dividend payments by the Company through June 30, 2007 require prior approval of the Commissioner. The Company did not pay any dividends in 2006. However, since the Company's statutory unassigned funds surplus is negative, the Company cannot pay any dividends without prior approval of the Commissioner.

  CAPITAL CONTRIBUTIONS

     In 2005, the Company had an increase of $4 million in paid-in capital due to an assumption of all tax liabilities for potential audit liabilities for federal and state income taxes and other taxes with respect to pre-Acquisition tax periods. The Acquisition Agreement between MetLife and Citigroup, dated as of January 31, 2005, provides for an indemnification by Citigroup to MetLife for specified tax liabilities incurred prior to the Acquisition Date. During 2004, the Company received a capital contribution of $400 million from its parent, MICC.

  STATUTORY EQUITY AND INCOME

     The Connecticut Insurance Department (the "Department") imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. MetLife Annuity exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Department has adopted Codification, with certain modifications, for the preparation of statutory financial statements of insurance companies domiciled in Connecticut. Modifications by the Department may impact the effect of Codification on statutory capital and surplus of the Company.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant asset not admitted by the Company is the net deferred tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within a year.

     Further, statutory accounting principles do not give recognition to amounts "pushed down" as a result of the Acquisition.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     Statutory net income (loss) of MLAC, a Connecticut domiciled insurer, was $107 million, ($97) million and ($211) million for the years ended December 31, 2006, 2005 and 2004, respectively. Statutory capital and surplus, as filed with the Department, was $740 million and $765 million at December 31, 2006 and 2005, respectively.

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior period:

                                                    SUCCESSOR                      PREDECESSOR
                                         ------------------------------  ------------------------------
                                          YEAR ENDED   SIX MONTHS ENDED  SIX MONTHS ENDED   YEAR ENDED
                                         DECEMBER 31,    DECEMBER 31,        JUNE 30,      DECEMBER 31,
                                         ------------  ----------------  ----------------  ------------
                                             2006            2005              2005            2004
                                         ------------  ----------------  ----------------  ------------
                                                                  (IN MILLIONS)
Holding gains (losses) on investments
  arising
  during the period....................      $ 98            $(75)              $(5)           $ 18
Income tax effect of holding gains
  (losses).............................       (34)             26                 1              (6)
Reclassification adjustments:
  Recognized holding gains (losses)
     included in current period
     income............................       (68)            (46)                3               6
  Amortization of premiums and
     accretion
     of discounts associated with
     investments.......................        --              12                (8)            (18)
  Income tax effect of reclassification
     adjustments.......................        24              12                 2               4
Allocation of holding gains (losses) on
  investments relating to other
  policyholder amounts.................       (12)             45                --              --
Income tax effect of allocation of
  holding
  gains (losses) to other policyholder
  amounts..............................         4             (16)               --              --
                                             ----            ----               ---            ----
     Other comprehensive income
       (loss)..........................      $ 12            $(42)              $(7)           $  4
                                             ====            ====               ===            ====



12.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                   SUCCESSOR                        PREDECESSOR
                                        -------------------------------   -------------------------------
                                         YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                        DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                        ------------   ----------------   ----------------   ------------
                                            2006             2005               2005             2004
                                        ------------   ----------------   ----------------   ------------
                                                                  (IN MILLIONS)
Compensation.........................       $  47            $  27              $  19            $  45
Commissions..........................         159              156                180              373
Amortization of DAC and VOBA.........         188              108                133              227
Capitalization of DAC................        (135)            (164)              (222)            (469)
Rent, net of sublease income.........           2                2                  1                4
Other................................          45               36                 73              123
                                            -----            -----              -----            -----
  Total other expenses...............       $ 306            $ 165              $ 184            $ 303
                                            =====            =====              =====            =====


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


13.  FAIR VALUE INFORMATION

     The estimated fair value of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments are as follows:

                                                                      SUCCESSOR
                                                         ----------------------------------
                                                         NOTIONAL    CARRYING     ESTIMATED
                                                          AMOUNT       VALUE     FAIR VALUE
                                                         --------    --------    ----------
                                                                    (IN MILLIONS)
DECEMBER 31, 2006
Assets:
  Fixed maturity securities............................               $5,889       $5,889
  Equity securities....................................               $   57       $   57
  Mortgage loans on real estate........................               $  295       $  289
  Policy loans.........................................               $   55       $   55
  Short-term investments...............................               $   95       $   95
  Cash and cash equivalents............................               $  230       $  230
  Accrued investment income............................               $   68       $   68
  Mortgage loan commitments............................     $60       $   --       $   --
  Commitments to fund bank credit facilities...........     $24       $   --       $   --
Liabilities:
  Policyholder account balances........................               $2,740       $2,457
  Payables for collateral under derivative
     transactions......................................               $  102       $  102



                                                                      SUCCESSOR
                                                         ----------------------------------
                                                         NOTIONAL    CARRYING     ESTIMATED
                                                          AMOUNT       VALUE     FAIR VALUE
                                                         --------    --------    ----------
                                                                    (IN MILLIONS)
DECEMBER 31, 2005
Assets:
  Fixed maturity securities............................               $6,055       $6,055
  Equity securities....................................               $    4       $    4
  Mortgage loans on real estate........................               $  258       $  258
  Policy loans.........................................               $   37       $   37
  Short-term investments...............................               $   57       $   57
  Cash and cash equivalents............................               $  233       $  233
  Accrued investment income............................               $   69       $   69
  Mortgage loan commitments............................     $20       $   --       $   --
Liabilities:
  Policyholder account balances........................               $3,185       $2,972
  Payables for collateral under derivative
     transactions......................................               $  108       $  108

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  FIXED MATURITY SECURITIES AND EQUITY SECURITIES

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include; coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

  MORTGAGE LOANS ON REAL ESTATE, MORTGAGE LOAN COMMITMENTS AND COMMITMENTS TO FUND BANK CREDIT FACILITIES

     Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments and commitments to fund bank credit facilities, the estimated fair value is the net premium or discount of the commitments.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

  ACCRUED INVESTMENT INCOME

     The carrying value for accrued investment income approximates fair value.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of PABs which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of PABs without final contractual maturities are assumed to equal their current net surrender value.

  PAYABLES FOR COLLATERAL UNDER DERIVATIVE TRANSACTIONS

     The carrying value for payables for collateral under derivative transactions approximate fair value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative financial instruments, including financial futures, financial forwards, interest rate, credit default and foreign currency swaps, foreign currency forwards, and options are based upon quotations obtained from dealers or other reliable sources. See Note 4 for derivative fair value disclosures.

14.  RELATED PARTY TRANSACTIONS

     In 2006, the Company entered into a Master Service Agreement with Metropolitan Life Insurance Company ("Metropolitan Life"), a wholly-owned subsidiary of MetLife, who provides administrative, accounting, legal and

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



similar services to the Company. Metropolitan Life charged the Company $5 million, included in other expenses, for services performed under the Master Service Agreement for the year ended December 31, 2006.

     The Company entered into a Service Agreement with MetLife Group, Inc. ("MetLife Group"), a wholly-owned subsidiary of MetLife under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $28 million, included in other expenses, for services performed under the Service Agreement for the year ended December 31, 2006. There were no charges for the six months ended December 31, 2005.

     At December 31, 2006 and 2005, the Company had receivables from MICC of $13 million and $20 million, respectively. The Company had receivables from other affiliates of $4 million and payables to other affiliates of $2 million at December 31, 2006 and 2005, respectively, excluding affiliated reinsurance balances discussed below.

     Since the Company is a member of a controlled group of affiliate companies, its results may not be indicative of those of a stand-alone entity.

     As of December 31, 2006 and 2005, the Company held $89 million and $16 million, respectively, of its total invested assets in the MetLife Money Market Pool which is an affiliated partnership. These amounts are included in short-term investments.

     In the normal course of business, the Company transfers fixed maturity securities to affiliates and receives other fixed maturity securities from affiliates. The Company transferred invested assets to affiliates with both an amortized cost and fair market value of $15 million for the year ended December 31, 2006. The Company did not transfer assets to affiliates for the six months ended December 31, 2005. The realized capital losses recognized on these transfers were less than $1 million for the year ended December 31, 2006. The Company received invested assets from affiliates with a fair market value of $13 million for the year ended December 31, 2006. The Company did not receive transfers of assets from affiliates for the six months ended December 31, 2005.

     The Company also has reinsurance agreements with MetLife and certain of its subsidiaries, including Reinsurance Group of America, Incorporated ("RGA"), MetLife Reinsurance Company of South Carolina ("MRSC"), and Exeter Reassurance Company, Ltd. ("Exeter"). As of December 31, 2006, the Company had reinsurance related assets and liabilities from these agreements totaling $108 million and $12 million, respectively. Prior-year comparable assets and liabilities were $78 million and $47 million, respectively.

     The following tables reflect related party reinsurance information:

                                                               SUCCESSOR
                                                    -------------------------------
                                                     YEAR ENDED    SIX MONTHS ENDED
                                                    DECEMBER 31,     DECEMBER 31,
                                                    ------------   ----------------
                                                        2006             2005
                                                    ------------   ----------------
                                                             (IN MILLIONS)
Ceded premiums....................................      $  5              $ 2
Ceded fees, included in universal life and
  investment-type product policy fees.............        22               19
Ceded benefits, included in policyholder benefits
  and claims......................................        38               39
Ceded fees, included in other expenses............        37               12
                                                        ----              ---
  Total ceded.....................................      $102              $72
                                                        ====              ===




                                                                SUCCESSOR
                                                               -----------
                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2006   2005
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Reinsurance recoverables, included in premiums and other
  receivables................................................  $108    $78
Ceded balances payable, included in other liabilities........  $ 12    $47

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     Prior to the Acquisition, the Company had related party transactions with its parent and/or affiliates. These transactions are described as follows:

     In December 2004, MLAC entered into a reinsurance agreement with MRSC related to guarantee features included in certain of their universal life and variable universal life products. All information subsequent to the Acquisition is included in the tables above. Fees associated with this agreement, included within other expenses, were $22 million for the six months ended June 30, 2005.

     In addition, MLAC's individual insurance mortality risk is reinsured, in part, to RGA, an affiliate subsequent to the Acquisition Date. All information subsequent to the Acquisition is included in the tables above. Ceded premiums were $3 million for the six months ended June 30, 2005. Ceded fees, included within universal life and investment-type product policy fees, were $7 million for the six months ended June 30, 2005. Ceded benefits, included within policyholder benefits and claims, were $5 million for the six months ended June 30, 2005.

     At June 30, 2005, MLAC had investments in Tribeca Citigroup Investments Ltd. ("Tribeca"), an affiliate of the Company, in the amount of $10 million. Income (loss) of ($1) million and $1 million was recognized on these investments in the six months ended June 30, 2005 and the year ended December 31, 2004, respectively. In July 2005, MLAC sold its investment in Tribeca.

     Citigroup and certain of its subsidiaries provided investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company. The Company paid MICC an insignificant amount for both the six months ended June 30, 2005 and the year ended December 31, 2004 for these services.

     In the ordinary course of business, the Company distributed fixed and variable annuity products through its former affiliate Smith Barney. Premiums and deposits related to these products were $506 million in 2004. The Company also marketed term and universal life products through Smith Barney. Premiums related to such products were $108 million in 2004. Commissions and fees paid to Smith Barney were $50 million in 2004.

     The Company also distributed deferred annuity products through its former affiliates, Primerica Financial Services, Inc. ("PFS"), CitiStreet Retirement Services, a division of CitiStreet LLC, (together with its subsidiaries, "CitiStreet") and Citibank, N.A. ("Citibank"). Deposits received from PFS were $636 million and commissions and fees paid to PFS were $48 million for the year ended December 31, 2004. Deposits received from CitiStreet were $116 million and related commissions and fees paid to CitiStreet were $3 million for the year ended December 31, 2004. Deposits received from Citibank were $112 million and commissions and fees paid to Citibank were $13 million for the year ended December 31, 2004.

     The leasing functions for the Company were administered by a Citigroup subsidiary. Rent expense related to leases was shared by the companies on a cost allocation method based generally on estimated usage by department. The Company's rent expense was insignificant in 2004.

15.  SUBSEQUENT EVENT

     On June 29, 2007, MICC and MetLife Life and Annuity Company of Connecticut ("MetLife Annuity") entered into an Agreement and Plan of Merger, pursuant to which MetLife Annuity will be merged into MICC, with MICC being the surviving corporation. The merger is subject to certain regulatory approvals and favorable tax rulings. Upon the effective date of the merger, expected to occur on or about December 7, 2007, the separate existence of MetLife Annuity will cease, all rights and interests of MetLife Annuity in all property will be deemed transferred and vested in MICC, and all liabilities of MetLife Annuity will be vested in MICC.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2006
                                  (IN MILLIONS)


                                                                     SUCCESSOR
                                                     -----------------------------------------
                                                      COST OR                      AMOUNT AT
                                                     AMORTIZED     ESTIMATED    WHICH SHOWN ON
                                                      COST(1)     FAIR VALUE     BALANCE SHEET
                                                     ---------    ----------    --------------
TYPE OF INVESTMENTS
Fixed maturity securities:
  Bonds:
     U.S. Treasury/agency securities..............     $  801       $  783          $  783
     State and political subdivision securities...         91           86              86
     Foreign government securities................         69           73              73
     Public utilities.............................        276          271             271
     All other corporate bonds....................      2,959        2,907           2,907
  Mortgage-backed and asset-backed securities.....      1,572        1,573           1,573
  Redeemable preferred stock......................        199          196             196
                                                       ------       ------          ------
     Total fixed maturity securities..............      5,967        5,889           5,889
                                                       ------       ------          ------
Equity securities:
  Common stock:
     Industrial, miscellaneous and all other......          1            1               1
  Non-redeemable preferred stock..................         55           56              56
                                                       ------       ------          ------
     Total equity securities......................         56           57              57
                                                       ------       ------          ------
Mortgage loans on real estate.....................        295                          295
Policy loans......................................         55                           55
Real estate joint ventures........................          2                            2
Other limited partnership interests...............         68                           68
Short-term investments............................         95                           95
Other invested assets.............................        341                          341
                                                       ------                       ------
  Total investments...............................     $6,879                       $6,802
                                                       ======                       ======




--------

   (1) Cost for fixed maturity securities and mortgage loans on real estate represents original cost reduced by repayments, net valuation allowances and writedowns from other-than-temporary declines in value and adjusted for amortization of premiums or accretion of discount; for equity securities, cost represents original cost reduced by writedowns from other-than-temporary declines in value; cost for real estate joint ventures and other limited partnership interests represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                        AS OF DECEMBER 31, 2006 AND 2005
                                  (IN MILLIONS)

                                              DAC       FUTURE POLICY     POLICYHOLDER
                                              AND    BENEFITS AND OTHER      ACCOUNT      UNEARNED
                                             VOBA    POLICYHOLDER FUNDS     BALANCES     REVENUE(1)
                                            ------   ------------------   ------------   ----------
2006 (SUCCESSOR)..........................  $1,712         $1,861            $5,377          $45
                                            ======         ======            ======          ===
2005 (SUCCESSOR)..........................  $1,777         $1,808            $5,688          $18
                                            ======         ======            ======          ===



--------

   (1) Amounts are included within the future policy benefits and other policyholder funds column.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                      FOR THE YEAR ENDED DECEMBER 31, 2006
        AND FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                    AND FOR THE YEAR ENDED DECEMBER 31, 2004
                                  (IN MILLIONS)


                                PREMIUM                 POLICYHOLDER   AMORTIZATION OF
                                REVENUE        NET        BENEFITS       DAC AND VOBA       OTHER          PREMIUMS
                              AND POLICY   INVESTMENT   AND INTEREST      CHARGED TO      OPERATING         WRITTEN
                                CHARGES      INCOME       CREDITED      OTHER EXPENSES   EXPENSES(1)   (EXCLUDING LIFE)
                              ----------   ----------   ------------   ---------------   -----------   ----------------
For the Year Ended December
  31, 2006 (SUCCESSOR).....      $526         $361          $271             $188            $118             $--
                                 ====         ====          ====             ====            ====             ===
For the Six Months Ended
  December 31, 2005
  (SUCCESSOR)..............      $250         $167          $166             $108            $ 57             $--
                                 ====         ====          ====             ====            ====             ===
For the Six Months Ended
  June 30, 2005
  (PREDECESSOR)............      $241         $223          $175             $133            $ 51             $ 4
                                 ====         ====          ====             ====            ====             ===
For the Year Ended December
  31, 2004 (PREDECESSOR)...      $411         $389          $326             $227            $ 76             $ 6
                                 ====         ====          ====             ====            ====             ===




--------

   (1) Includes other expenses excluding amortization of DAC and VOBA charged to other expenses.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                                   SCHEDULE IV

                            CONSOLIDATED REINSURANCE
                        AS OF DECEMBER 31, 2006 AND 2005
                    AND FOR THE YEAR ENDED DECEMBER 31, 2006
        AND FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                    AND FOR THE YEAR ENDED DECEMBER 31, 2004
                                  (IN MILLIONS)


                                                                                       % AMOUNT
                                                GROSS                          NET      ASSUMED
                                                AMOUNT    CEDED    ASSUMED    AMOUNT    TO NET
                                               -------   -------   -------   -------   --------
AS OF AND FOR THE YEAR ENDED DECEMBER 31,
  2006 (SUCCESSOR)
Life insurance in-force.....................   $63,138   $47,897     $--     $15,241      --%
                                               =======   =======     ===     =======
Insurance premium...........................   $    79   $    36     $--     $    43      --%
                                               =======   =======     ===     =======
AS OF AND FOR THE SIX MONTHS ENDED DECEMBER
  31, 2005 (SUCCESSOR)
Life insurance in-force.....................   $63,023   $48,618     $--     $14,405      --%
                                               =======   =======     ===     =======
Insurance premium...........................   $    41   $    24     $--     $    17      --%
                                               =======   =======     ===     =======
FOR THE SIX MONTHS ENDED JUNE 30, 2005
  (PREDECESSOR)
Insurance premium...........................   $    39   $    19     $--     $    20      --%
                                               =======   =======     ===     =======
AS OF AND FOR THE YEAR ENDED DECEMBER 31,
  2004 (PREDECESSOR)
Life insurance in-force.....................   $54,886   $44,286     $--     $10,600      --%
                                               =======   =======     ===     =======
Insurance premium...........................   $    74   $    34     $--     $    40      --%
                                               =======   =======     ===     =======




     For the year ended December 31, 2006, and the six months ended December 31, 2005 and June 30, 2005, reinsurance ceded include affiliated transactions of $5 million, $2 million and $3 million, respectively. For the year ended December 31, 2004, there were no affiliated reinsurance transactions.

ANNUAL REPORT
December 31, 2006

                     MetLife of CT Separate Account Fourteen
                             for Variable Annuities
                                       of
                 MetLife Life and Annuity Company of Connecticut

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyholders of
MetLife of CT Separate Account Fourteen for Variable Annuities and the Board of Directors of MetLife Life and Annuity Company of Connecticut:

We have audited the accompanying statement of assets and liabilities of the Subaccounts (as disclosed in Appendix A) comprising MetLife of CT Separate Account Fourteen for Variable Annuities (formerly, The Travelers Separate
Account Fourteen for Variable Annuities) (the "Separate Account") of MetLife Life and Annuity Company of Connecticut (formerly, The Travelers Life and
Annuity Company) ("MLAC") as of December 31, 2006, the related statement of operations for the period in the year then ended, and the statements of changes in net assets for each of the periods in the two years then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights of the Separate Account included in footnote 5 for the periods in the three years ended December 31, 2004, were audited by other auditors whose report, dated March 21, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Subaccounts comprising the Separate Account of MLAC as of December 31, 2006, the results of their operations for the period in the year then ended, and the changes in their net assets for each of the periods in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 19, 2007
(October 30, 2007 as to Note 7)

                                   APPENDIX A

AIM V.I. Capital Appreciation Subaccount (Series II)
AIM V.I. Mid Cap Core Equity Subaccount (Series II)
AllianceBernstein Large-Cap Growth Subaccount (Class B)
American Funds Global Growth Subaccount (Class 2)
American Funds Growth Subaccount (Class 2)
American Funds Growth-Income Subaccount (Class 2)
Capital Appreciation Subaccount
Delaware VIP REIT Subaccount (Standard Class)
Dreyfus VIF Appreciation Subaccount (Initial Shares)
Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
FAMVS Mercury Global Allocation V.I. Subaccount (Class III)
FAMVS Mercury Value Opportunities V.I. Subaccount (Class III)
FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) FTVIPT Mutual Shares Securities Subaccount (Class 2)
FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) FTVIPT Templeton Foreign Securities Subaccount (Class 2)
FTVIPT Templeton Growth Securities Subaccount (Class 2)
High Yield Bond Subaccount
Janus Aspen Balanced Subaccount (Service Shares)
Janus Aspen Global Life Sciences Subaccount (Service Shares)
Janus Aspen Global Technology Subaccount (Service Shares)
Janus Aspen Worldwide Growth Subaccount (Service Shares)
Lazard Retirement Small Cap Subaccount
LMPVPI All Cap Subaccount (Class I)
LMPVPI All Cap Subaccount (Class II)
LMPVPI Investors Subaccount (Class I)
LMPVPI Large Cap Growth Subaccount (Class I)
LMPVPI Small Cap Growth Subaccount (Class I)
LMPVPI Total Return Subaccount (Class II)
LMPVPII Aggressive Growth Subaccount (Class I)
LMPVPII Aggressive Growth Subaccount (Class II)
LMPVPII Equity Index Subaccount (Class II)
LMPVPII Growth and Income Subaccount (Class I)
LMPVPIII Adjustable Rate Income Subaccount
LMPVPIII Social Awareness Stock Subaccount
Lord Abbett Growth and Income Subaccount (Class VC)
Lord Abbett Mid-Cap Value Subaccount (Class VC)
Managed Assets Subaccount
MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
MIST BlackRock High Yield Subaccount (Class A)
MIST BlackRock Large-Cap Core Subaccount (Class A)
MIST Dreman Small-Cap Value Subaccount (Class A)
MIST Harris Oakmark International Subaccount (Class A)
MIST Janus Capital Appreciation Subaccount (Class A)
MIST Legg Mason Partners Managed Assets Subaccount (Class A)
MIST Lord Abbett Bond Debenture Subaccount (Class A)
MIST Lord Abbett Growth and Income Subaccount (Class B)
MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
MIST Met/AIM Capital Appreciation Subaccount (Class A)
MIST Met/AIM Small Cap Growth Subaccount (Class A)
MIST MFS(R) Value Subaccount (Class A)
MIST Neuberger Berman Real Estate Subaccount (Class A)
MIST Oppenheimer Capital Appreciation Subaccount (Class B)
MIST Pioneer Fund Subaccount (Class A)
MIST Pioneer Mid-Cap Value Subaccount (Class A)
MIST Pioneer Strategic Income Subaccount (Class A)
MIST Third Avenue Small Cap Value Subaccount (Class B)
Money Market Subaccount
MSF BlackRock Aggressive Growth Subaccount (Class D)
MSF BlackRock Bond Income Subaccount (Class A)
MSF BlackRock Money Market Subaccount (Class A)
MSF FI Large Cap Subaccount (Class A)
MSF FI Value Leaders Subaccount (Class D)
MSF MetLife Aggressive Allocation Subaccount (Class B)
MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) MSF MetLife Moderate Allocation Subaccount (Class B)
MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) MSF MFS(R) Total Return Subaccount (Class F)
MSF Oppenheimer Global Equity Subaccount (Class B)
MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
MSF Western Asset Management High Yield Bond Subaccount (Class A)
MSF Western Asset Management U.S. Government Subaccount (Class A) Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) Oppenheimer Global Securities Subaccount/VA (Service Shares) Oppenheimer Main Street/VA Subaccount ( Service Shares)
PIMCO VIT Real Return Subaccount (Administrative Class)
PIMCO VIT Total Return Subaccount (Administrative Class)
Pioneer America Income VCT Subaccount (Class II)
Pioneer AmPac Growth VCT Subaccount (Class II)
Pioneer Balanced VCT Subaccount (Class II)
Pioneer Cullen Value VCT Subaccount (Class II)
Pioneer Emerging Markets VCT Subaccount (Class II)
Pioneer Equity Income VCT Subaccount (Class II)
Pioneer Europe VCT Subaccount (Class II)
Pioneer Fund VCT Subaccount (Class II)
Pioneer Global High Yield VCT Subaccount (Class II)
Pioneer Growth Shares VCT Subaccount (Class II)
Pioneer High Yield VCT Subaccount (Class II)
Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) Pioneer Ibbotson Growth Allocation VCT Subaccount (Class II)
Pioneer Ibbotson Moderate Allocation VCT Subaccount (Class II) Pioneer International Value VCT Subaccount (Class II)
Pioneer Mid Cap Value VCT Subaccount (Class II)
Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II)
Pioneer Real Estate Shares VCT Subaccount (Class II)
Pioneer Small and Mid Cap Growth VCT Subaccount (Class II)
Pioneer Small Cap Value VCT Subaccount (Class II)
Pioneer Small Company VCT Subaccount (Class II)
Pioneer Strategic Income VCT Subaccount (Class II)
Pioneer Value VCT Subaccount (Class II)
Putnam VT International Equity Subaccount (Class IB)
Putnam VT Small Cap Value Subaccount (Class IB)
Travelers AIM Capital Appreciation Subaccount
Travelers Convertible Securities Subaccount
Travelers Disciplined Mid Cap Stock Subaccount
Travelers Equity Income Subaccount
Travelers Federated High Yield Subaccount
Travelers Federated Stock Subaccount
Travelers Large Cap Subaccount
Travelers Managed Allocation Series: Aggressive Subaccount
Travelers Managed Allocation Series: Moderate Subaccount
Travelers Managed Allocation Series: Moderate-Aggressive Subaccount Travelers Managed Allocation Series: Moderate-Conservative Subaccount Travelers Mercury Large Cap Core Subaccount
Travelers MFS(R) Total Return Subaccount
Travelers MFS(R) Value Subaccount
Travelers Mondrian International Stock Subaccount
Travelers Pioneer Fund Subaccount
Travelers Pioneer Mid Cap Value Subaccount
Travelers Pioneer Strategic Income Subaccount
Travelers Quality Bond Subaccount
Travelers Strategic Equity Subaccount
Travelers Style Focus Series: Small Cap Growth Subaccount
Travelers Style Focus Series: Small Cap Value Subaccount
Travelers U.S. Government Securities Subaccount
Van Kampen LIT Comstock Subaccount (Class II)
Van Kampen LIT Enterprise Subaccount (Class II)
VIP Contrafund(R) Subaccount (Service Class 2)
VIP Dynamic Capital Appreciation Subaccount (Service Class 2)
VIP Mid Cap Subaccount (Service Class 2)

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2006

                                         AIM V.I. Capital       AIM V.I. Mid Cap       American Funds         American Funds
                                           Appreciation           Core Equity          Global Growth              Growth
                                            Subaccount             Subaccount            Subaccount             Subaccount
                                            (Series II)            (Series II)            (Class 2)              (Class 2)
                                         ---------------        ---------------        ---------------        ---------------
Assets:
  Investments at market value ...        $     1,109,130        $       950,332        $     3,576,362        $     9,807,733
                                         ---------------        ---------------        ---------------        ---------------
      Total Assets ..............              1,109,130                950,332              3,576,362               9,807,73
                                         ---------------        ---------------        ---------------        ---------------
Liabilities:
  Payables:
    Insurance charges ...........                    102                     88                    337                    887
    Administrative fees .........                      9                      8                     29                     81
  Due to MetLife Life and Annuity
    Company of Connecticut ......                     --                     --                     --                     --
                                         ---------------        ---------------        ---------------        ---------------
      Total Liabilities .........                    111                     96                    366                    968
                                         ---------------        ---------------        ---------------        ---------------
Net Assets:                              $     1,109,019        $       950,236        $     3,575,996        $     9,806,765
                                         ===============        ===============        ===============        ===============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                                                                                FTVIPT Franklin
                                               American Funds        Dreyfus VIF         Dreyfus VIF            Rising Dividends
                                               Growth-Income         Appreciation     Developing Leaders           Securities
                                                 Subaccount           Subaccount          Subaccount               Subaccount
                                                  (Class 2)        (Initial Shares)    (Initial Shares)             (Class 2)
                                              --------------        --------------        --------------        ----------------
Assets:
  Investments at market value .........       $    9,999,019        $      541,202        $      729,417        $    2,241,630
                                              --------------        --------------        --------------        --------------
      Total Assets ....................            9,999,019               541,202               729,417             2,241,630
                                              --------------        --------------        --------------        --------------
Liabilities:
  Payables:
    Insurance charges .................                  886                    45                    65                   203
    Administrative fees ...............                   82                     4                     6                    18
  Due to MetLife Life and Annuity
    Company of Connecticut ............                   --                    --                    --                    --
                                              --------------        --------------        --------------        --------------
      Total Liabilities ...............                  968                    49                    71                   221
                                              --------------        --------------        --------------        --------------
Net Assets:                                   $    9,998,051        $      541,153        $      729,346        $    2,241,409
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

 FTVIPT Franklin     FTVIPT Templeton                               Janus Aspen
  Small-Mid Cap         Developing          FTVIPT Templeton        Global Life           Janus Aspen            Janus Aspen
Growth Securities   Markets Securities     Foreign Securities         Sciences         Global Technology       Worldwide Growth
    Subaccount          Subaccount             Subaccount            Subaccount            Subaccount             Subaccount
     (Class 2)           (Class 2)              (Class 2)         (Service Shares)      (Service Shares)       (Service Shares)
  --------------        --------------        --------------        --------------        --------------        --------------

  $    1,657,925        $    1,833,681        $    4,535,770        $       85,621        $      107,660        $       81,928
  --------------        --------------        --------------        --------------        --------------        --------------
       1,657,925             1,833,681             4,535,770                85,621               107,660                81,928
  --------------        --------------        --------------        --------------        --------------        --------------


             157                   162                   383                     8                     9                     7
              14                    15                    38                    --                     1                     1

              --                    --                    --                    --                    --                    --
  --------------        --------------        --------------        --------------        --------------        --------------
             171                   177                   421                     8                    10                     8
  --------------        --------------        --------------        --------------        --------------        --------------
  $    1,657,754        $    1,833,504        $    4,535,349        $       85,613        $      107,650        $       81,920
  ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                  LMPVPI                LMPVPI                LMPVPI                LMPVPI
                                                 All Cap               All Cap              Investors          Large Cap Growth
                                                Subaccount            Subaccount            Subaccount            Subaccount
                                                 (Class I)            (Class II)             (Class I)             (Class I)
                                              --------------        --------------        --------------       ---------------
Assets:
  Investments at market value .........       $    1,308,297        $       22,732        $    1,106,123        $    1,274,615
                                              --------------        --------------        --------------        --------------
      Total Assets ....................            1,308,297                22,732             1,106,123             1,274,615
                                              --------------        --------------        --------------        --------------
Liabilities:
  Payables:
    Insurance charges .................                  122                     2                   102                   113
    Administrative fees ...............                   11                    --                     9                    11
  Due to MetLife Life and Annuity
    Company of Connecticut ............                   --                    --                    --                    --
                                              --------------        --------------        --------------        --------------
      Total Liabilities ...............                  133                     2                   111                   124
                                              --------------        --------------        --------------        --------------
Net Assets:                                   $    1,308,164        $       22,730        $    1,106,012        $    1,274,491
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

      LMPVPI                LMPVPI                 LMPVPII              LMPVPII               LMPVPII              LMPVPII
 Small Cap Growth        Total Return        Aggressive Growth    Aggressive Growth        Equity Index       Growth and Income
    Subaccount            Subaccount             Subaccount           Subaccount            Subaccount            Subaccount
     (Class I)            (Class II)              (Class I)           (Class II)            (Class II)             (Class I)
  --------------        --------------        --------------        --------------        --------------        --------------

  $    1,643,586        $      480,451        $    1,017,385        $    1,506,090        $    1,625,134        $      497,377
  --------------        --------------        --------------        --------------        --------------        --------------
       1,643,586               480,451             1,017,385             1,506,090             1,625,134               497,377
  --------------        --------------        --------------        --------------        --------------        --------------


             150                    45                    96                   144                   147                    48
              14                     4                     8                    12                    13                     4

              --                    --                    --                    --                    --                    --
  --------------        --------------        --------------        --------------        --------------        --------------
             164                    49                   104                   156                   160                    52
  --------------        --------------        --------------        --------------        --------------        --------------
  $    1,643,422        $      480,402        $    1,017,281        $    1,505,934        $    1,624,974        $      497,325
  ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                 LMPVPIII              LMPVPIII            Lord Abbett           Lord Abbett
                                                Adjustable         Social Awareness     Growth and Income       Mid-Cap Value
                                               Rate Income               Stock              Subaccount            Subaccount
                                                Subaccount            Subaccount            (Class VC)            (Class VC)
                                              --------------        --------------        --------------        --------------
Assets:
  Investments at market value .........       $      508,513        $       83,298        $    1,584,594        $    2,297,018
                                              --------------        --------------        --------------        --------------
      Total Assets ....................              508,513                83,298             1,584,594             2,297,018
                                              --------------        --------------        --------------        --------------
Liabilities:
  Payables:
    Insurance charges .................                   45                     7                   149                   214
    Administrative fees ...............                    4                     1                    13                    19
  Due to MetLife Life and Annuity
    Company of Connecticut ............                   --                    --                    --                    --
                                              --------------        --------------        --------------        --------------
      Total Liabilities ...............                   49                     8                   162                   233
                                              --------------        --------------        --------------        --------------
Net Assets:                                   $      508,464        $       83,290        $    1,584,432        $    2,296,785
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                                                           MIST Harris
 MIST Batterymarch      MIST BlackRock        MIST BlackRock        MIST Dreman              Oakmark              MIST Janus
   Mid-Cap Stock          High Yield          Large-Cap Core      Small-Cap Value         International      Capital Appreciation
     Subaccount           Subaccount            Subaccount           Subaccount            Subaccount             Subaccount
      (Class A)            (Class A)             (Class A)            (Class A)             (Class A)              (Class A)
  --------------        --------------        --------------        --------------        --------------        --------------

  $      630,686        $    1,262,763        $      582,669        $       10,267        $      922,817        $      670,711
  --------------        --------------        --------------        --------------        --------------        --------------
         630,686             1,262,763               582,669                10,267               922,817               670,711
  --------------        --------------        --------------        --------------        --------------        --------------


              59                   115                    60                     1                    82                    59
               5                    10                     5                    --                     8                     5

              --                    --                    --                    --                    --                    --
  --------------        --------------        --------------        --------------        --------------        --------------
              64                   125                    65                     1                    90                    64
  --------------        --------------        --------------        --------------        --------------        --------------
  $      630,622        $    1,262,638        $      582,604        $       10,266        $      922,727        $      670,647
  ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                             MIST Legg Mason
                                                 Partners         MIST Lord Abbett        MIST Lord Abbett     MIST Lord Abbett
                                              Managed Assets       Bond Debenture        Growth and Income      Mid-Cap Value
                                                Subaccount           Subaccount              Subaccount           Subaccount
                                                 (Class A)            (Class A)               (Class B)            (Class B)
                                              --------------        --------------        --------------        --------------
Assets:
  Investments at market value .........       $       54,322        $    1,640,784        $    3,583,130        $       20,669
                                              --------------        --------------        --------------        --------------
      Total Assets ....................               54,322             1,640,784             3,583,130                20,669
                                              --------------        --------------        --------------        --------------
Liabilities:
  Payables:
    Insurance charges .................                    5                   154                   263                     2
    Administrative fees ...............                    1                    14                    29                    --
  Due to MetLife Life and Annuity
    Company of Connecticut ............                   --                    --                    --                    --
                                              --------------        --------------        --------------        --------------
      Total Liabilities ...............                    6                   168                   292                     2
                                              --------------        --------------        --------------        --------------
Net Assets:                                   $       54,316        $    1,640,616        $    3,582,838        $       20,667
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

    MIST Met/AIM         MIST Met/AIM                               MIST Neuberger       MIST Oppenheimer
Capital Appreciation   Small Cap Growth       MIST MFS(R) Value     Berman Real Estate   Capital Appreciation    MIST Pioneer Fund
     Subaccount           Subaccount            Subaccount            Subaccount            Subaccount             Subaccount
      (Class A)            (Class A)             (Class A)             (Class A)             (Class B)              (Class A)
  --------------        --------------        --------------        --------------        --------------        --------------

  $      591,611        $        2,208        $      408,739        $    2,354,519        $    1,092,177        $      109,850
  --------------        --------------        --------------        --------------        --------------        --------------
         591,611                 2,208               408,739             2,354,519             1,092,177               109,850
  --------------        --------------        --------------        --------------        --------------        --------------


              59                    --                    38                   219                   101                    11
               5                    --                     3                    19                     9                     1

              --                    --                    --                    --                    --                    --
  --------------        --------------        --------------        --------------        --------------        --------------
              64                    --                    41                   238                   110                    12
  --------------        --------------        --------------        --------------        --------------        --------------
  $      591,547        $        2,208        $      408,698        $    2,354,281        $    1,092,067        $      109,838
  ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                               MIST Pioneer         MIST Pioneer         MIST Third Avenue      MSF BlackRock
                                              Mid-Cap Value       Strategic Income        Small Cap Value     Aggressive Growth
                                                Subaccount           Subaccount              Subaccount           Subaccount
                                                 (Class A)            (Class A)               (Class B)            (Class D)
                                              --------------        --------------        --------------        --------------
Assets:
  Investments at market value .........       $       13,422        $      460,606        $    2,075,525        $      693,735
                                              --------------        --------------        --------------        --------------
      Total Assets ....................               13,422               460,606             2,075,525               693,735
                                              --------------        --------------        --------------        --------------
Liabilities:
  Payables:
    Insurance charges .................                    2                    45                   184                    64
    Administrative fees ...............                   --                     3                    17                     6
  Due to MetLife Life and Annuity
    Company of Connecticut ............                   --                    --                    --                    --
                                              --------------        --------------        --------------        --------------
      Total Liabilities ...............                    2                    48                   201                    70
                                              --------------        --------------        --------------        --------------
Net Assets:                                   $       13,420        $      460,558        $    2,075,324        $      693,665
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                                                                                  MSF MetLife
 MSF BlackRock         MSF BlackRock              MSF FI                MSF FI             MSF MetLife          Conservative to
  Bond Income           Money Market            Large Cap            Value Leaders    Aggressive Allocation   Moderate Allocation
   Subaccount            Subaccount             Subaccount            Subaccount            Subaccount             Subaccount
    (Class A)             (Class A)              (Class A)             (Class D)             (Class B)              (Class B)
  --------------        --------------        --------------        --------------        --------------        --------------

  $    1,556,486        $    1,695,412        $      547,562        $    1,954,424        $       19,329        $       89,903
  --------------        --------------        --------------        --------------        --------------        --------------
       1,556,486             1,695,412               547,562             1,954,424                19,329                89,903
  --------------        --------------        --------------        --------------        --------------        --------------


             137                   155                    50                   176                     2                     7
              13                    14                     4                    16                    --                     1

              --                    --                    --                    --                    --                    --
  --------------        --------------        --------------        --------------        --------------        --------------
             150                   169                    54                   192                     2                     8
  --------------        --------------        --------------        --------------        --------------        --------------
  $    1,556,336        $    1,695,243        $      547,508        $    1,954,232        $       19,327        $       89,895
  ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                               MSF MetLife          MSF MetLife
                                                 Moderate           Moderate to              MSF MFS(R)         MSF Oppenheimer
                                                Allocation     Aggressive Allocation       Total Return          Global Equity
                                                Subaccount           Subaccount             Subaccount            Subaccount
                                                 (Class B)            (Class B)              (Class F)             (Class B)
                                              --------------        --------------        --------------        --------------
Assets:
  Investments at market value .........       $      292,735        $      672,098        $    5,973,748        $    5,698,516
                                              --------------        --------------        --------------        --------------
      Total Assets ....................              292,735               672,098             5,973,748             5,698,516
                                              --------------        --------------        --------------        --------------
Liabilities:
  Payables:
    Insurance charges .................                   27                    66                   551                   513
    Administrative fees ...............                    2                     5                    49                    47
  Due to MetLife Life and Annuity
    Company of Connecticut ............                   --                    --                    --                    --
                                              --------------        --------------        --------------        --------------
      Total Liabilities ...............                   29                    71                   600                   560
                                              --------------        --------------        --------------        --------------
Net Assets:                                   $      292,706        $      672,027        $    5,973,148        $    5,697,956
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                         MSF Western           MSF Western
 MSF T. Rowe Price     Asset Management      Asset Management        PIMCO VIT              PIMCO VIT          Pioneer America
 Large Cap Growth      High Yield Bond        U.S. Government       Real Return           Total Return           Income VCT
    Subaccount            Subaccount            Subaccount           Subaccount            Subaccount            Subaccount
     (Class B)             (Class A)            (Class A)       (Administrative Class) (Administrative Class)      (Class II)
  --------------        --------------        --------------        --------------        --------------        --------------

  $      138,552        $      382,914        $       99,888        $    1,921,128        $    4,615,690        $    1,008,725
  --------------        --------------        --------------        --------------        --------------        --------------
         138,552               382,914                99,888             1,921,128             4,615,690             1,008,725
  --------------        --------------        --------------        --------------        --------------        --------------


              14                    34                     8                   174                   405                    91
               1                     3                     1                    16                    38                     8

              --                    --                    --                    --                    --                    --
  --------------        --------------        --------------        --------------        --------------        --------------
              15                    37                     9                   190                   443                    99
  --------------        --------------        --------------        --------------        --------------        --------------
  $      138,537        $      382,877        $       99,879        $    1,920,938        $    4,615,247        $    1,008,626
  ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                              Pioneer Cullen        Pioneer Emerging     Pioneer Equity
                                                Value VCT             Markets VCT          Income VCT          Pioneer Fund VCT
                                                Subaccount             Subaccount          Subaccount             Subaccount
                                                (Class II)             (Class II)          (Class II)             (Class II)
                                              --------------        --------------        --------------        --------------
Assets:
  Investments at market value .........       $    1,269,314        $      882,168        $    2,086,484        $    4,352,353
                                              --------------        --------------        --------------        --------------
      Total Assets ....................            1,269,314               882,168             2,086,484             4,352,353
                                              --------------        --------------        --------------        --------------
Liabilities:
  Payables:
    Insurance charges .................                  119                    78                   191                   402
    Administrative fees ...............                   10                     7                    17                    36
  Due to MetLife Life and Annuity
    Company of Connecticut ............                   --                    --                    --                    --
                                              --------------        --------------        --------------        --------------
      Total Liabilities ...............                  129                    85                   208                   438
                                              --------------        --------------        --------------        --------------
Net Assets:                                   $    1,269,185        $      882,083        $    2,086,276        $    4,351,915
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                                  Pioneer Ibbotson      Pioneer Ibbotson       Pioneer Ibbotson
  Pioneer Global        Pioneer Growth             Pioneer           Aggressive              Growth                Moderate
  High Yield VCT          Shares VCT           High Yield VCT      Allocation VCT        Allocation VCT         Allocation VCT
    Subaccount            Subaccount             Subaccount          Subaccount            Subaccount             Subaccount
    (Class II)            (Class II)             (Class II)          (Class II)            (Class II)             (Class II)
  --------------        --------------        --------------        --------------        --------------        --------------

  $       80,047        $      648,177        $    4,022,813        $      432,954        $    1,453,303        $    2,163,789
  --------------        --------------        --------------        --------------        --------------        --------------
          80,047               648,177             4,022,813               432,954             1,453,303             2,163,789
  --------------        --------------        --------------        --------------        --------------        --------------


               7                    62                   378                    38                   147                   212
               1                     5                    33                     4                    12                    18

              --                    --                    --                    --                    --                15,000
  --------------        --------------        --------------        --------------        --------------        --------------
               8                    67                   411                    42                   159                15,230
  --------------        --------------        --------------        --------------        --------------        --------------
  $       80,039        $      648,110        $    4,022,402        $      432,912        $    1,453,144        $    2,148,559
  ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                  Pioneer              Pioneer           Pioneer Oak Ridge          Pioneer
                                               International          Mid Cap                Large Cap           Real Estate
                                                Value VCT            Value VCT               Growth VCT           Shares VCT
                                                Subaccount           Subaccount              Subaccount           Subaccount
                                                (Class II)           (Class II)              (Class II)           (Class II)
                                              --------------        --------------        --------------        --------------
Assets:
  Investments at market value .........       $      540,797        $    1,960,979        $      663,641        $      652,913
                                              --------------        --------------        --------------        --------------
      Total Assets ....................              540,797             1,960,979               663,641               652,913
                                              --------------        --------------        --------------        --------------
Liabilities:
  Payables:
    Insurance charges .................                   53                   187                    61                    64
    Administrative fees ...............                    5                    16                     5                     5
  Due to MetLife Life and Annuity
    Company of Connecticut ............                   --                    --                    --                    --
                                              --------------        --------------        --------------        --------------
      Total Liabilities ...............                   58                   203                    66                    69
                                              --------------        --------------        --------------        --------------
Net Assets:                                   $      540,739        $    1,960,776        $      663,575        $      652,844
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

      Pioneer               Pioneer                Pioneer                                   Putnam
Small and Mid Cap         Small Cap               Strategic            Pioneer          VT International          Putnam VT
    Growth VCT            Value VCT              Income VCT          Value VCT               Equity            Small Cap Value
    Subaccount            Subaccount             Subaccount          Subaccount            Subaccount             Subaccount
    (Class II)            (Class II)             (Class II)          (Class II)            (Class IB)             (Class IB)
  --------------        --------------        --------------        --------------        --------------        --------------

  $      302,841        $      909,126        $    3,085,546        $    3,243,044        $      175,997        $    1,250,791
  --------------        --------------        --------------        --------------        --------------        --------------
         302,841               909,126             3,085,546             3,243,044               175,997             1,250,791
  --------------        --------------        --------------        --------------        --------------        --------------


              25                    87                   285                   308                    17                   112
               2                     8                    25                    27                     1                    10

              --                    --                    --                    --                    --                    --
  --------------        --------------        --------------        --------------        --------------        --------------
              27                    95                   310                   335                    18                   122
  --------------        --------------        --------------        --------------        --------------        --------------
  $      302,814        $      909,031        $    3,085,236        $    3,242,709        $      175,979        $    1,250,669
  ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                             Van Kampen           Van Kampen                               VIP Dynamic Capital
                                            LIT Comstock        LIT Enterprise        VIP Contrafund(R)          Appreciation
                                             Subaccount           Subaccount             Subaccount             Subaccount
                                             (Class II)           (Class II)          (Service Class 2)      (Service Class 2)
                                         ---------------        ---------------        ---------------        ---------------
Assets:
  Investments at market value ...        $     3,403,660        $       272,289        $     3,027,935        $       117,020
                                         ---------------        ---------------        ---------------        ---------------
      Total Assets ..............              3,403,660                272,289              3,027,935                117,020
                                         ---------------        ---------------        ---------------        ---------------
Liabilities:
  Payables:
    Insurance charges ...........                    318                     25                    290                     11
    Administrative fees .........                     28                      2                     25                      1
  Due to MetLife Life and Annuity
    Company of Connecticut ......                     --                     --                     --                     --
                                         ---------------        ---------------        ---------------        ---------------
      Total Liabilities .........                    346                     27                    315                     12
                                         ---------------        ---------------        ---------------        ---------------
Net Assets:                              $     3,403,314        $       272,262        $     3,027,620        $       117,008
                                         ===============        ===============        ===============        ===============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Concluded)
                                December 31, 2006

   VIP Mid Cap
   Subaccount
(Service Class 2)
 ---------------

 $     2,538,351
 ---------------
       2,538,351
 ---------------


             230
              21

              --
 ---------------
             251
 ---------------
 $     2,538,100
 ===============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      For the year ended December 31, 2006

                                                 AIM V.I.             AIM V.I.          Alliance Bernstein
                                                  Capital             Mid Cap                Large-Cap          American Funds
                                               Appreciation         Core Equity               Growth            Global Growth
                                                Subaccount           Subaccount             Subaccount            Subaccount
                                                (Series II)          (Series II)             (Class B)             (Class 2)
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $           --        $        6,570        $           --        $       29,069
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................               18,926                16,129                   818                56,115
  Administrative fees .................                1,698                 1,427                    70                 4,917
                                              --------------        --------------        --------------        --------------
    Total expenses ....................               20,624                17,556                   888                61,032
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....              (20,624)              (10,986)                 (888)              (31,963)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                   --                93,816                    --                    --
    Realized gain (loss) on sale of
      investments .....................               21,508                13,705                27,523                69,989
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............               21,508               107,521                27,523                69,989
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................               43,572               (15,750)              (27,596)              512,257
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $       44,456        $       80,785        $         (961)       $      550,283
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

  American Funds        American Funds                                Delaware            Dreyfus VIF            Dreyfus VIF
      Growth             Growth-Income           Capital              VIP REIT            Appreciation        Developing Leaders
    Subaccount            Subaccount          Appreciation           Subaccount            Subaccount             Subaccount
     (Class 2)             (Class 2)           Subaccount         (Standard Class)      (Initial Shares)       (Initial Shares)
  --------------        --------------        --------------        --------------        --------------        --------------

  $       74,985        $      145,914        $           --        $       44,977        $        7,912        $        2,889
  --------------        --------------        --------------        --------------        --------------        --------------

         155,650               148,189                 3,346                12,399                 7,853                11,890
          14,098                13,665                   326                 1,089                   773                 1,091
  --------------        --------------        --------------        --------------        --------------        --------------
         169,748               161,854                 3,672                13,488                 8,626                12,981
  --------------        --------------        --------------        --------------        --------------        --------------
         (94,763)              (15,940)               (3,672)               31,489                  (714)              (10,092)
  --------------        --------------        --------------        --------------        --------------        --------------


          58,229               214,672                27,669               149,962                    --                59,741

         169,722                62,668               134,211               289,727                 8,022                 2,348
  --------------        --------------        --------------        --------------        --------------        --------------
         227,951               277,340               161,880               439,689                 8,022                62,089
  --------------        --------------        --------------        --------------        --------------        --------------

         623,622               883,954              (166,128)             (290,481)               62,739               (39,159)
  --------------        --------------        --------------        --------------        --------------        --------------

  $      756,810        $    1,145,354        $       (7,920)       $      180,697        $       70,047        $       12,838
  ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                  FAMVS Mercury       FAMVS Mercury      FTVIPT Franklin      FTVIPT Franklin
                                                     Global               Value          Rising Dividends      Small-Mid Cap
                                                Allocation V.I.     Opportunities V.I.      Securities       Growth Securities
                                                   Subaccount           Subaccount          Subaccount           Subaccount
                                                   (Class III)          (Class III)          (Class 2)            (Class 2)
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $           --        $           21        $       23,965        $           --
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................                8,734                 4,192                37,320                33,592
  Administrative fees .................                  721                   347                 3,371                 2,906
                                              --------------        --------------        --------------        --------------
    Total expenses ....................                9,455                 4,539                40,691                36,498
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....               (9,455)               (4,518)              (16,726)              (36,498)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                   --                73,407                11,344                    --
    Realized gain (loss) on sale of
      investments .....................              281,640              (327,216)               66,417                78,226
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............              281,640              (253,809)               77,761                78,226
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................             (149,000)              335,441               250,476                42,404
                                              --------------        --------------        --------------        --------------
Net increase (decrease) in net assets
  resulting from operations ...........       $      123,185        $       77,114        $      311,511        $       84,132
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                      FTVIPT Templeton
   FTVIPT Mutual     Developing Markets      FTVIPT Templeton      FTVIPT Templeton                               Janus Aspen
 Shares Securities       Securities         Foreign Securities    Growth Securities                                 Balanced
     Subaccount          Subaccount             Subaccount            Subaccount         High Yield Bond           Subaccount
      (Class 2)           (Class 2)              (Class 2)             (Class 2)            Subaccount          (Service Shares)
  --------------        --------------        --------------        --------------        --------------        --------------

  $           --        $       18,338        $       52,118        $           --        $       24,423        $           --
  --------------        --------------        --------------        --------------        --------------        --------------

          16,455                26,056                64,273                14,044                 1,967                 2,012
           1,582                 2,422                 6,247                 1,249                   179                   180
  --------------        --------------        --------------        --------------        --------------        --------------
          18,037                28,478                70,520                15,293                 2,146                 2,192
  --------------        --------------        --------------        --------------        --------------        --------------
         (18,037)              (10,140)              (18,402)              (15,293)               22,277                (2,192)
  --------------        --------------        --------------        --------------        --------------        --------------


              --                    --                    --                    --                 1,948                    --

         664,724                58,765                63,579               632,037               (15,263)               57,456
  --------------        --------------        --------------        --------------        --------------        --------------
         664,724                58,765                63,579               632,037               (13,315)               57,456
  --------------        --------------        --------------        --------------        --------------        --------------

        (428,275)              326,163               697,954              (402,487)               (1,093)              (43,766)
  --------------        --------------        --------------        --------------        --------------        --------------

  $      218,412        $      374,788        $      743,131        $      214,257        $        7,869        $       11,498
  ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                Janus Aspen          Janus Aspen           Janus Aspen             Lazard
                                                Life Sciences     Global Technology      Worldwide Growth        Retirement
                                                 Subaccount           Subaccount            Subaccount            Small Cap
                                              (Service Shares)     (Service Shares)      (Service Shares)        Subaccount
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $           --        $           --        $        1,197        $           --
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................                1,819                 1,719                 1,215                18,293
  Administrative fees .................                  155                   158                   111                 1,811
                                              --------------        --------------        --------------        --------------
    Total expenses ....................                1,974                 1,877                 1,326                20,104
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....               (1,974)               (1,877)                 (129)              (20,104)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                   --                    --                    --               113,880
    Realized gain (loss) on sale of
      investments .....................                9,775                 1,135                   665                84,116
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............                9,775                 1,135                   665               197,996
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................               (2,004)                6,515                10,233               (23,617)
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $        5,797        $        5,773        $       10,769        $      154,275
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

     LMPVPI                LMPVPI                 LMPVPI                LMPVPI                LMPVPI                 LMPVPI
    All Cap               All Cap                Investors         Large Cap Growth      Small Cap Growth         Total Return
   Subaccount            Subaccount             Subaccount            Subaccount            Subaccount             Subaccount
    (Class I)            (Class II)              (Class I)             (Class I)             (Class I)             (Class II)
  --------------        --------------        --------------        --------------        --------------        --------------

  $       16,806        $          227        $       16,973        $           --        $           --        $        8,297
  --------------        --------------        --------------        --------------        --------------        --------------

          20,900                   296                17,123                20,579                27,136                 8,024
           1,842                    25                 1,537                 1,897                 2,425                   703
  --------------        --------------        --------------        --------------        --------------        --------------
          22,742                   321                18,660                22,476                29,561                 8,727
  --------------        --------------        --------------        --------------        --------------        --------------
          (5,936)                  (94)               (1,687)              (22,476)              (29,561)                 (430)
  --------------        --------------        --------------        --------------        --------------        --------------


          45,436                   771                24,528                    --                77,757                 8,456

          20,353                    23                14,371                 9,852                22,402                 6,849
  --------------        --------------        --------------        --------------        --------------        --------------
          65,789                   794                38,899                 9,852               100,159                15,305
  --------------        --------------        --------------        --------------        --------------        --------------

         120,784                 1,999               117,837                38,075                84,407                28,873
  --------------        --------------        --------------        --------------        --------------        --------------

  $      180,637        $        2,699        $      155,049        $       25,451        $      155,005        $       43,748
  ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                   LMPVPII              LMPVPII               LMPVPII              LMPVPII
                                             Aggressive Growth    Aggressive Growth        Equity Index      Growth and Income
                                                 Subaccount           Subaccount            Subaccount           Subaccount
                                                  (Class I)           (Class II)            (Class II)            (Class I)
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $           --        $           --        $       20,853        $        1,892
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................               15,840                29,087                26,726                 7,996
  Administrative fees .................                1,398                 2,546                 2,421                   684
                                              --------------        --------------        --------------        --------------
    Total expenses ....................               17,238                31,633                29,147                 8,680
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....              (17,238)              (31,633)               (8,294)               (6,788)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                   --                    --                19,632                 3,239
    Realized gain (loss) on sale of
      investments .....................               11,987                90,341                51,884                 7,563
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............               11,987                90,341                71,516                10,802
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................               82,951                74,326               138,458                40,177
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $       77,700        $      133,034        $      201,680        $       44,191
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

    LMPVPIII              LMPVPIII             Lord Abbett           Lord Abbett                             MIST Batterymarch
Adjustable Rate       Social Awareness      Growth and Income       Mid-Cap Value                              Mid-Cap Stock
     Income                 Stock               Subaccount            Subaccount          Managed Assets         Subaccount
   Subaccount            Subaccount             (Class VC)            (Class VC)            Subaccount            (Class A)
  --------------        --------------        --------------        --------------        --------------        --------------

  $       23,043        $          424        $       18,784        $       11,078        $        1,028        $           --
  --------------        --------------        --------------        --------------        --------------        --------------

           7,892                 1,235                26,205                38,394                   293                 7,750
             735                   119                 2,289                 3,363                    25                   687
  --------------        --------------        --------------        --------------        --------------        --------------
           8,627                 1,354                28,494                41,757                   318                 8,437
  --------------        --------------        --------------        --------------        --------------        --------------
          14,416                  (930)               (9,710)              (30,679)                  710                (8,437)
  --------------        --------------        --------------        --------------        --------------        --------------


              --                    --                50,336               172,611                 1,394                    --

             181                   151                24,019                39,578                 3,068               (12,281)
  --------------        --------------        --------------        --------------        --------------        --------------
             181                   151                74,355               212,189                 4,462               (12,281)
  --------------        --------------        --------------        --------------        --------------        --------------

          (3,504)                5,489               150,953                38,111                (3,651)              (23,509)
  --------------        --------------        --------------        --------------        --------------        --------------

  $       11,093        $        4,710        $      215,598        $      219,621        $        1,521        $      (44,227)
  ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                                                                MIST Harris
                                              MIST BlackRock        MIST BlackRock        MIST Dreman              Oakmark
                                                High Yield          Large-Cap Core      Small-Cap Value         International
                                                Subaccount            Subaccount           Subaccount            Subaccount
                                                 (Class A)             (Class A)            (Class A)             (Class A)
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $           --        $           --        $           42        $           --
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................               14,709                 8,037                    41                 8,983
  Administrative fees .................                1,315                   651                     4                   826
                                              --------------        --------------        --------------        --------------
    Total expenses ....................               16,024                 8,688                    45                 9,809
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....              (16,024)               (8,688)                   (3)               (9,809)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                   --                    --                    24                    --
    Realized gain (loss) on sale of
      investments .....................                5,054                (4,368)                    3                   325
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............                5,054                (4,368)                   27                   325
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................               77,065                38,182                 1,051                91,330
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $       66,095        $       25,126        $        1,075        $       81,846
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

      MIST            MIST Legg Mason                                                                               MIST
  Janus Capital           Partners           MIST Lord Abbett      MIST Lord Abbett      MIST Lord Abbett      Met/AIM Capital
  Appreciation         Managed Assets         Bond Debenture      Growth and Income       Mid-Cap Value         Appreciation
   Subaccount            Subaccount             Subaccount            Subaccount            Subaccount           Subaccount
    (Class A)             (Class A)              (Class A)             (Class B)             (Class B)            (Class A)
  --------------        --------------        --------------        --------------        --------------        --------------

  $           --        $           --        $           --        $           --        $           --        $        1,035
  --------------        --------------        --------------        --------------        --------------        --------------

           7,208                   607                18,518                31,962                    76                 6,995
             675                    51                 1,620                 3,604                     7                   572
  --------------        --------------        --------------        --------------        --------------        --------------
           7,883                   658                20,138                35,566                    83                 7,567
  --------------        --------------        --------------        --------------        --------------        --------------
          (7,883)                 (658)              (20,138)              (35,566)                  (83)               (6,532)
  --------------        --------------        --------------        --------------        --------------        --------------


              --                    --                    --                    --                    --                72,053

          (4,184)                   13                 1,074                10,314                     5                  (910)
  --------------        --------------        --------------        --------------        --------------        --------------
          (4,184)                   13                 1,074                10,314                     5                71,143
  --------------        --------------        --------------        --------------        --------------        --------------

          23,862                 3,609                91,269               286,131                 1,639               (73,474)
  --------------        --------------        --------------        --------------        --------------        --------------

  $       11,795        $        2,964        $       72,205        $      260,879        $        1,561        $       (8,863)
  ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                                               MIST                   MIST
                                                MIST Met/AIM             MIST            Neuberger Berman         Oppenheimer
                                              Small Cap Growth        MFS(R) Value          Real Estate        Capital Appreciation
                                                 Subaccount           Subaccount            Subaccount             Subaccount
                                                  (Class A)            (Class A)             (Class A)              (Class B)
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $           --        $        4,828        $           --        $           --
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................                   16                 4,205                25,669                14,370
  Administrative fees .................                    1                   373                 2,271                 1,272
                                              --------------        --------------        --------------        --------------
    Total expenses ....................                   17                 4,578                27,940                15,642
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....                  (17)                  250               (27,940)              (15,642)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                   23                16,240                    --                    --
    Realized gain (loss) on sale of
      investments .....................                   --                 2,593                35,405               (90,754)
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............                   23                18,833                35,405               (90,754)
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................                   74                21,613               434,168                27,138
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $           80        $       40,696        $      441,633        $      (79,258)
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

      MIST              MIST Pioneer           MIST Pioneer       MIST Third Avenue       MSF BlackRock          MSF BlackRock
   Pioneer Fund         Mid-Cap Value         Strategic Income      Small Cap Value      Aggressive Growth         Bond Income
   Subaccount            Subaccount             Subaccount            Subaccount            Subaccount             Subaccount
    (Class A)             (Class A)              (Class A)             (Class B)             (Class D)              (Class A)
  --------------        --------------        --------------        --------------        --------------        --------------

  $           --        $           30        $       21,253        $           --        $           --        $           --
  --------------        --------------        --------------        --------------        --------------        --------------

           1,256                   139                 5,740                11,142                 7,628                16,951
             105                    13                   489                   974                   684                 1,578
  --------------        --------------        --------------        --------------        --------------        --------------
           1,361                   152                 6,229                12,116                 8,312                18,529
  --------------        --------------        --------------        --------------        --------------        --------------
          (1,361)                 (122)               15,024               (12,116)               (8,312)              (18,529)
  --------------        --------------        --------------        --------------        --------------        --------------


              --                   186                    --                    --                    --                    --

             (21)                   (2)                2,616                 2,422                (1,502)                2,463
  --------------        --------------        --------------        --------------        --------------        --------------
             (21)                  184                 2,616                 2,422                (1,502)                2,463
  --------------        --------------        --------------        --------------        --------------        --------------

           8,693                   591                  (686)               57,631                (8,319)               73,617
  --------------        --------------        --------------        --------------        --------------        --------------

  $        7,311        $          653        $       16,954        $       47,937        $      (18,133)       $       57,551
  ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                               MSF BlackRock            MSF FI              MSF FI                MSF MetLife
                                                Money Market          Large Cap         Value Leaders        Aggressive Allocation
                                                 Subaccount           Subaccount          Subaccount               Subaccount
                                                  (Class A)            (Class A)           (Class D)                (Class B)
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $       55,914        $           --        $           --        $           --
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................               18,903                 6,347                21,266                   163
  Administrative fees .................                1,716                   567                 1,935                    15
                                              --------------        --------------        --------------        --------------
    Total expenses ....................               20,619                 6,914                23,201                   178
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....               35,295                (6,914)              (23,201)                 (178)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                   --                    --                    --                    --
    Realized gain (loss) on sale of
      investments .....................                   --                (5,699)               (2,352)                    4
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............                   --                (5,699)               (2,352)                    4
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................                   --                14,631                72,148                 1,800
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $       35,295        $        2,018        $       46,595        $        1,626
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

    MSF MetLife                                  MSF MetLife
  Conservative to         MSF MetLife            Moderate to           MSF MFS(R)       MSF Oppenheimer       MSF T. Rowe Price
Moderate Allocation   Moderate Allocation   Aggressive Allocation    Total Return        Global Equity         Large Cap Growth
     Subaccount            Subaccount             Subaccount          Subaccount           Subaccount             Subaccount
      (Class B)             (Class B)              (Class B)           (Class F)            (Class B)              (Class B)
  --------------        --------------        --------------        --------------        --------------        --------------

  $           --        $           --        $           --        $           --        $           --        $           --
  --------------        --------------        --------------        --------------        --------------        --------------

             813                 3,309                 7,194                71,703                59,257                 1,660
              87                   289                   601                 6,471                 5,419                   141
  --------------        --------------        --------------        --------------        --------------        --------------
             900                 3,598                 7,795                78,174                64,676                 1,801
  --------------        --------------        --------------        --------------        --------------        --------------
            (900)               (3,598)               (7,795)              (78,174)              (64,676)               (1,801)
  --------------        --------------        --------------        --------------        --------------        --------------


              --                    --                    --                    --                    --                    --

              64                 1,562                    (5)               15,093                (6,070)                  501
  --------------        --------------        --------------        --------------        --------------        --------------
              64                 1,562                    (5)               15,093                (6,070)                  501
  --------------        --------------        --------------        --------------        --------------        --------------

           4,862                20,320                42,437               443,558               357,065                10,743
  --------------        --------------        --------------        --------------        --------------        --------------

  $        4,026        $       18,284        $       34,637        $      380,477        $      286,319        $        9,443
  ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                MSF Western          MSF Western                                  Oppenheimer
                                              Asset Management     Asset Management                                 Capital
                                              High Yield Bond      U.S. Government                               Appreciation
                                                 Subaccount           Subaccount            Money Market        Subaccount/VA
                                                  (Class A)            (Class A)             Subaccount        (Service Shares)
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $           --        $           --        $       14,550        $        3,982
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................                4,284                 1,013                 5,450                12,022
  Administrative fees .................                  391                    98                   512                 1,051
                                              --------------        --------------        --------------        --------------
    Total expenses ....................                4,675                 1,111                 5,962                13,073
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....               (4,675)               (1,111)                8,588                (9,091)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                   --                    --                    --                    --
    Realized gain (loss) on sale of
      investments .....................                2,460                    37                    --               285,072
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............                2,460                    37                    --               285,072
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................               25,478                 4,214                    --              (182,793)
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $       23,263        $        3,140        $        8,588        $       93,188
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

    Oppenheimer           Oppenheimer            PIMCO VIT             PIMCO VIT          Pioneer America         Pioneer AmPac
Global Securities       Main Street/VA          Real Return           Total Return           Income VCT             Growth VCT
  Subaccount/VA           Subaccount             Subaccount            Subaccount            Subaccount             Subaccount
 (Service Shares)      ( Service Shares)   (Administrative Class)(Administrative Class)      (Class II)             (Class II)
  --------------        --------------        --------------        --------------        --------------        --------------

  $       10,687        $          422        $       88,258        $      204,531        $       44,227        $          541
  --------------        --------------        --------------        --------------        --------------        --------------

           6,805                   253                34,800                74,238                16,435                   854
             605                    21                 3,133                 6,947                 1,501                    63
  --------------        --------------        --------------        --------------        --------------        --------------
           7,410                   274                37,933                81,185                17,936                   917
  --------------        --------------        --------------        --------------        --------------        --------------
           3,277                   148                50,325               123,346                26,291                  (376)
  --------------        --------------        --------------        --------------        --------------        --------------


          66,194                    --                50,811                24,688                    --                    --

         251,639                 1,839                (5,329)              (12,688)               (7,013)                7,102
  --------------        --------------        --------------        --------------        --------------        --------------
         317,833                 1,839                45,482                12,000                (7,013)                7,102
  --------------        --------------        --------------        --------------        --------------        --------------

        (216,896)                  336              (117,511)              (41,254)               (6,057)               (1,745)
  --------------        --------------        --------------        --------------        --------------        --------------

  $      104,214        $        2,323        $      (21,704)       $       94,092        $       13,221        $        4,981
  ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                 Pioneer           Pioneer Cullen       Pioneer Emerging        Pioneer Equity
                                               Balanced VCT          Value VCT            Markets VCT             Income VCT
                                                Subaccount           Subaccount            Subaccount             Subaccount
                                                (Class II)           (Class II)            (Class II)             (Class II)
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $       16,177        $        3,782        $        3,361        $       48,466
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................               14,580                13,819                16,259                35,298
  Administrative fees .................                1,331                 1,216                 1,481                 3,161
                                              --------------        --------------        --------------        --------------
    Total expenses ....................               15,911                15,035                17,740                38,459
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....                  266               (11,253)              (14,379)               10,007
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........               56,389                    --                86,415                34,828
    Realized gain (loss) on sale of
      investments .....................               39,266                 4,037               146,259                96,940
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............               95,655                 4,037               232,674               131,768
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................              (43,232)              140,665                35,249               237,405
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $       52,689        $      133,449        $      253,544        $      379,180
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                                                             Pioneer Ibbotson
      Pioneer                                  Pioneer Global        Pioneer Growth            Pioneer            Aggressive
    Europe VCT         Pioneer Fund VCT        High Yield VCT          Shares VCT          High Yield VCT       Allocation VCT
    Subaccount            Subaccount             Subaccount            Subaccount            Subaccount           Subaccount
    (Class II)            (Class II)             (Class II)            (Class II)            (Class II)           (Class II)
  --------------        --------------        --------------        --------------        --------------        --------------

  $        2,065        $       46,673        $        3,920        $           --        $      216,218        $          671
  --------------        --------------        --------------        --------------        --------------        --------------

           2,321                71,366                 1,009                12,286                69,326                 6,061
             200                 6,340                    81                 1,060                 6,114                   556
  --------------        --------------        --------------        --------------        --------------        --------------
           2,521                77,706                 1,090                13,346                75,440                 6,617
  --------------        --------------        --------------        --------------        --------------        --------------
            (456)              (31,033)                2,830               (13,346)              140,778                (5,946)
  --------------        --------------        --------------        --------------        --------------        --------------


              --                    --                   348                    --                54,976                 2,499

          49,787                73,750                    20                15,977               (35,230)               34,076
  --------------        --------------        --------------        --------------        --------------        --------------
          49,787                73,750                   368                15,977                19,746                36,575
  --------------        --------------        --------------        --------------        --------------        --------------

         (18,159)              520,291                 1,516                33,597                77,809                18,315
  --------------        --------------        --------------        --------------        --------------        --------------

  $       31,172        $      563,008        $        4,714        $       36,228        $      238,333        $       48,944
  ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                   Pioneer              Pioneer               Pioneer
                                              Ibbotson Growth     Ibbotson Moderate       International              Pioneer
                                               Allocation VCT       Allocation VCT          Value VCT          Mid Cap Value VCT
                                                 Subaccount           Subaccount            Subaccount             Subaccount
                                                 (Class II)           (Class II)            (Class II)             (Class II)
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $        1,655        $        2,942        $        1,355        $           --
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................               16,964                14,849                10,090                46,012
  Administrative fees .................                1,392                 1,168                   838                 3,957
                                              --------------        --------------        --------------        --------------
    Total expenses ....................               18,356                16,017                10,928                49,969
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....              (16,701)              (13,075)               (9,573)              (49,969)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                4,384                 7,033                    --               809,319
    Realized gain (loss) on sale of
      investments .....................                1,656                   366               135,631              (213,337)
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............                6,040                 7,399               135,631               595,982
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................              105,431                69,579               (33,038)             (387,041)
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $       94,770        $       63,903        $       93,020        $      158,972
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

       Pioneer               Pioneer              Pioneer
     Oak Ridge            Real Estate       Small and Mid Cap           Pioneer               Pioneer                Pioneer
Large Cap Growth VCT       Shares VCT           Growth VCT       Small Cap Value VCT    Small Company VCT     Strategic Income VCT
     Subaccount            Subaccount           Subaccount            Subaccount            Subaccount             Subaccount
     (Class II)            (Class II)           (Class II)            (Class II)            (Class II)             (Class II)
  --------------        --------------        --------------        --------------        --------------        --------------

  $          192        $       16,453        $           --        $           19        $           --        $      153,539
  --------------        --------------        --------------        --------------        --------------        --------------

          10,117                12,783                 4,492                17,981                   635                50,044
             923                 1,073                   449                 1,540                    53                 4,453
  --------------        --------------        --------------        --------------        --------------        --------------
          11,040                13,856                 4,941                19,521                   688                54,497
  --------------        --------------        --------------        --------------        --------------        --------------
         (10,848)                2,597                (4,941)              (19,502)                 (688)               99,042
  --------------        --------------        --------------        --------------        --------------        --------------


           8,794                35,308                    --                32,204                 3,345                14,362

           9,376               112,078                 9,765                61,028                 5,804                (8,655)
  --------------        --------------        --------------        --------------        --------------        --------------
          18,170               147,386                 9,765                93,232                 9,149                 5,707
  --------------        --------------        --------------        --------------        --------------        --------------

          (4,580)               57,528                14,481                21,596                (4,398)               19,764
  --------------        --------------        --------------        --------------        --------------        --------------

  $        2,742        $      207,511        $       19,305        $       95,326        $        4,063        $      124,513
  ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                   Pioneer            Putnam VT             Putnam VT             Travelers
                                                 Value VCT       International Equity    Small Cap Value        AIM Capital
                                                 Subaccount           Subaccount            Subaccount          Appreciation
                                                 (Class II)           (Class IB)            (Class IB)           Subaccount
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $        2,024        $        1,002        $        4,019        $           --
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................               34,662                 2,653                20,146                 3,432
  Administrative fees .................                3,013                   235                 1,858                   281
                                              --------------        --------------        --------------        --------------
    Total expenses ....................               37,675                 2,888                22,004                 3,713
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....              (35,651)               (1,886)              (17,985)               (3,713)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........               50,443                    --               123,063                 3,185
    Realized gain (loss) on sale of
      investments .....................               71,571                11,405                53,166               121,111
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............              122,014                11,405               176,229               124,296
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................              267,272                23,946                21,185               (85,532)
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $      353,635        $       33,465        $      179,429        $       35,051
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

    Travelers             Travelers                                    Travelers
   Convertible           Disciplined             Travelers             Federated             Travelers              Travelers
   Securities          Mid Cap Stock           Equity Income          High Yield          Federated Stock          Large Cap
   Subaccount            Subaccount             Subaccount            Subaccount            Subaccount             Subaccount
  --------------        --------------        --------------        --------------        --------------        --------------

  $       13,464        $        4,177        $       26,024        $      110,253        $        3,626        $        1,747
  --------------        --------------        --------------        --------------        --------------        --------------

           8,799                 4,175                10,536                 7,389                 1,266                 2,178
             773                   371                   959                   655                   106                   198
  --------------        --------------        --------------        --------------        --------------        --------------
           9,572                 4,546                11,495                 8,044                 1,372                 2,376
  --------------        --------------        --------------        --------------        --------------        --------------
           3,892                  (369)               14,529               102,209                 2,254                  (629)
  --------------        --------------        --------------        --------------        --------------        --------------


          21,090               124,631               198,713                    --                30,013                21,376

          62,541               100,945                20,859               (30,739)                6,780                50,518
  --------------        --------------        --------------        --------------        --------------        --------------
          83,631               225,576               219,572               (30,739)               36,793                71,894
  --------------        --------------        --------------        --------------        --------------        --------------

          12,320              (158,766)             (137,822)              (38,661)              (31,750)              (59,820)
  --------------        --------------        --------------        --------------        --------------        --------------

  $       99,843        $       66,441        $       96,279        $       32,809        $        7,297        $       11,445
  ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                                                              Travelers Managed
                                             Travelers Managed    Travelers Managed      Travelers Managed    Allocation Series:
                                             Allocation Series:   Allocation Series:     Allocation Series:        Moderate-
                                                 Aggressive            Moderate         Moderate-Aggressive      Conservative
                                                 Subaccount           Subaccount             Subaccount           Subaccount
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $          139        $        6,417        $       11,827        $        2,729
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................                   39                 1,358                 2,647                   388
  Administrative fees .................                    4                   113                   221                    41
                                              --------------        --------------        --------------        --------------
    Total expenses ....................                   43                 1,471                 2,868                   429
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....                   96                 4,946                 8,959                 2,300
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                1,141                17,356                51,054                 4,864
    Realized gain (loss) on sale of
      investments .....................                 (365)               (8,621)              (33,445)               (2,203)
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............                  776                 8,735                17,609                 2,661
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................                 (405)               (5,662)               (6,003)               (3,291)
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $          467        $        8,019        $       20,565        $        1,670
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                                       Travelers Mondrian
 Travelers Mercury      Travelers MFS(R)     Travelers MFS(R)      Travelers MFS(R)       International            Travelers
   Large Cap Core       Mid Cap Growth        Total Return              Value                 Stock              Pioneer Fund
     Subaccount           Subaccount           Subaccount            Subaccount            Subaccount             Subaccount
  --------------        --------------        --------------        --------------        --------------        --------------

  $        1,578        $           --        $       87,006        $           --        $       26,519        $        1,044
  --------------        --------------        --------------        --------------        --------------        --------------

           4,325                 3,846                35,201                 1,540                 3,691                   557
             356                   346                 3,214                   132                   335                    46
  --------------        --------------        --------------        --------------        --------------        --------------
           4,681                 4,192                38,415                 1,672                 4,026                   603
  --------------        --------------        --------------        --------------        --------------        --------------
          (3,103)               (4,192)               48,591                (1,672)               22,493                   441
  --------------        --------------        --------------        --------------        --------------        --------------


          23,043                38,913                94,438                 1,651                29,813                    --

         152,524               100,192               111,788                20,670               165,510                11,875
  --------------        --------------        --------------        --------------        --------------        --------------
         175,567               139,105               206,226                22,321               195,323                11,875
  --------------        --------------        --------------        --------------        --------------        --------------

        (129,057)              (95,507)              (47,813)                  (68)             (121,155)               (6,768)
  --------------        --------------        --------------        --------------        --------------        --------------

  $       43,407        $       39,406        $      207,004        $       20,581        $       96,661        $        5,548
  ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                             Travelers Pioneer    Travelers Pioneer          Travelers             Travelers
                                               Mid Cap Value       Strategic Income        Quality Bond        Strategic Equity
                                                 Subaccount           Subaccount            Subaccount            Subaccount
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $           --        $           --        $       96,314        $          927
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................                   61                 2,650                 8,739                 1,417
  Administrative fees .................                    6                   229                   803                   122
                                              --------------        --------------        --------------        --------------
    Total expenses ....................                   67                 2,879                 9,542                 1,539
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....                  (67)               (2,879)               86,772                  (612)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                   --                    --                    --                10,163
    Realized gain (loss) on sale of
      investments .....................                  426                (2,494)             (130,756)               39,327
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............                  426                (2,494)             (130,756)               49,490
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................                   (2)                9,584                27,775               (38,647)
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $          357        $        4,211        $      (16,209)       $       10,231
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

 Travelers Style       Travelers Style            Travelers           Van Kampen            Van Kampen
  Focus Series:         Focus Series:         U.S. Government        LIT Comstock         LIT Enterprise       VIP Contrafund(R)
 Small Cap Growth      Small Cap Value           Securities           Subaccount            Subaccount            Subaccount
    Subaccount            Subaccount             Subaccount           (Class II)            (Class II)         (Service Class 2)
  --------------        --------------        --------------        --------------        --------------        --------------

  $           --        $           --        $        5,655        $       41,567        $          559        $       28,169
  --------------        --------------        --------------        --------------        --------------        --------------

               2                     2                   520                55,413                 4,807                49,995
              --                    --                    46                 4,879                   422                 4,289
  --------------        --------------        --------------        --------------        --------------        --------------
               2                     2                   566                60,292                 5,229                54,284
  --------------        --------------        --------------        --------------        --------------        --------------
              (2)                   (2)                5,089               (18,725)               (4,670)              (26,115)
  --------------        --------------        --------------        --------------        --------------        --------------


              18                     2                 1,376               193,257                    --               241,944

              12                    27                (9,360)               47,874                 5,811                60,895
  --------------        --------------        --------------        --------------        --------------        --------------
              30                    29                (7,984)              241,131                 5,811               302,839
  --------------        --------------        --------------        --------------        --------------        --------------

              --                    --                  (642)              202,339                 8,824               (22,855)
  --------------        --------------        --------------        --------------        --------------        --------------

  $           28        $           27        $       (3,537)       $      424,745        $        9,965        $      253,869
  ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Concluded)
                      For the year ended December 31, 2006

                                               VIP Dynamic
                                                 Capital
                                               Appreciation           VIP Mid Cap
                                                Subaccount             Subaccount
                                             (Service Class 2)      (Service Class 2)
                                              ---------------        ---------------
Investment Income:
  Dividends ...........................       $           264        $         4,548
                                              ---------------        ---------------
Expenses:
  Insurance charges ...................                 1,959                 41,905
  Administrative fees .................                   173                  3,799
                                              ---------------        ---------------
    Total expenses ....................                 2,132                 45,704
                                              ---------------        ---------------
      Net investment income (loss) ....                (1,868)               (41,156)
                                              ---------------        ---------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                 3,118                303,264
    Realized gain (loss) on sale of
      investments .....................                 3,142                 98,710
                                              ---------------        ---------------
      Realized gain (loss) ............                 6,260                401,974
                                              ---------------        ---------------
    Change in unrealized gain (loss)
      on investments ..................                 7,494               (113,510)
                                              ---------------        ---------------
  Net increase (decrease) in net assets
    resulting from operations .........       $        11,886        $       247,308
                                              ===============        ===============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENTS OF CHANGES IN NET ASSETS
                 For the years ended December 31, 2006 and 2005

                                              AIM V.I.                       AIM V.I.                 Alliance Bernstein
                                        Capital Appreciation           Mid Cap Core Equity             Large-Cap Growth
                                       Subaccount (Series II)         Subaccount (Series II)         Subaccount (Class B)
                                     --------------------------    --------------------------    --------------------------
                                        2006           2005           2006           2005           2006           2005
                                     -----------    -----------    -----------    -----------    -----------    -----------
Operations:
  Net investment income (loss) ...   $   (20,624)   $   (18,380)   $   (10,986)   $   (14,443)   $      (888)   $    (2,606)
  Realized gain (loss) ...........        21,508          5,748        107,521         35,895         27,523          5,186
  Change in unrealized gain (loss)
    on investments ...............        43,572         92,610        (15,750)        28,519        (27,596)        16,678
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      operations .................        44,456         79,978         80,785         49,971           (961)        19,258
                                     -----------    -----------    -----------    -----------    -----------    -----------
Unit Transactions:
  Participant purchase payments ..         1,245         58,747          1,000         19,514            879          6,577
  Participant transfers from other
    funding options ..............        52,930        311,114         17,044         75,539          2,942         32,005
  Administrative charges .........          (206)          (196)          (137)          (152)            --            (25)
  Contract surrenders ............       (71,756)       (74,880)       (41,979)       (50,423)           (62)       (11,572)
  Participant transfers to other
    funding options ..............       (66,289)       (13,620)       (51,702)       (12,739)      (143,152)       (12,224)
  Other receipts/(payments) ......        (1,206)        (2,621)       (17,033)           192             --             --
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........       (85,282)       278,544        (92,807)        31,931       (139,393)        14,761
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets .................       (40,826)       358,522        (12,022)        81,902       (140,354)        34,019
Net Assets:
  Beginning of year ..............     1,149,845        791,323        962,258        880,356        140,354        106,335
                                     -----------    -----------    -----------    -----------    -----------    -----------
  End of year ....................   $ 1,109,019    $ 1,149,845    $   950,236    $   962,258    $        --    $   140,354
                                     ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                             American Funds                                               American Funds
                                             Global Growth               American Funds Growth            Growth-Income
                                          Subaccount (Class 2)           Subaccount (Class 2)          Subaccount (Class 2)
                                     ----------------------------    ----------------------------    ----------------------------
                                          2006            2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $    (31,963)   $    (29,333)   $    (94,763)   $    (80,418)   $    (15,940)   $    (29,670)
  Realized gain (loss) ...........         69,989          29,020         227,951          76,835         277,340         113,968
  Change in unrealized gain (loss)
    on investments ...............        512,257         307,401         623,622       1,057,183         883,954         257,164
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations .................        550,283         307,088         756,810       1,053,600       1,145,354         341,462
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..        147,569         485,524         168,432       1,518,095          51,503       1,640,336
  Participant transfers from other
    funding options ..............        215,162         112,669         512,292         566,309         474,699         314,374
  Administrative charges .........           (401)           (309)           (892)           (778)           (716)           (611)
  Contract surrenders ............        (92,531)        (78,246)       (263,803)       (185,781)       (164,347)       (123,940)
  Participant transfers to other
    funding options ..............       (159,416)        (66,357)       (279,501)       (399,419)       (157,721)       (775,437)
  Other receipts/(payments) ......         (5,748)         (8,194)       (121,421)        (24,312)        (19,872)            130
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets resulting from unit
      transactions ...............        104,635         445,087          15,107       1,474,114         183,546       1,054,852
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets .................        654,918         752,175         771,917       2,527,714       1,328,900       1,396,314
Net Assets:
  Beginning of year ..............      2,921,078       2,168,903       9,034,848       6,507,134       8,669,151       7,272,837
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $  3,575,996    $  2,921,078    $  9,806,765    $  9,034,848    $  9,998,051    $  8,669,151
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                                                         Dreyfus VIF
    Capital Appreciation              Delaware VIP REIT            Dreyfus VIF Appreciation           Developing Leaders
         Subaccount               Subaccount (Standard Class)     Subaccount (Initial Shares)     Subaccount (Initial Shares)
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
      2006            2005            2006            2005            2006            2005            2006            2005
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 $     (3,672)   $     (8,885)   $     31,489    $        464    $       (714)   $     (8,506)   $    (10,092)   $    (12,590)
      161,880           8,191         439,689         131,719           8,022           2,474          62,089           7,038

     (166,128)         86,708        (290,481)        (27,085)         62,739          19,271         (39,159)         33,929
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


       (7,920)         86,014         180,697         105,098          70,047          13,239          12,838          28,377
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      117,404         161,111          38,953         420,433             800          62,644          10,262          11,502

       25,096          22,268           8,423         111,619           7,381          26,017          11,643          48,182
           --            (102)             --            (355)            (85)           (143)           (141)           (160)
       (8,746)        (16,892)       (224,805)        (86,541)        (34,791)        (27,224)        (26,314)        (34,798)

     (766,855)        (14,176)     (2,136,185)        (76,866)        (44,599)        (13,290)         (9,737)        (28,754)
           --              --              --          (6,371)             --              --              --              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     (633,101)        152,209      (2,313,614)        361,919         (71,294)         48,004         (14,287)         (4,028)
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     (641,021)        238,223      (2,132,917)        467,017          (1,247)         61,243          (1,449)         24,349

      641,021         402,798       2,132,917       1,665,900         542,400         481,157         730,795         706,446
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 $         --    $    641,021    $         --    $  2,132,917    $    541,153    $    542,400    $    729,346    $    730,795
 ============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                              FAMVS Mercury                  FAMVS Mercury                FTVIPT Franklin
                                          Global Allocation V.I.       Value Opportunities V.I.     Rising Dividends Securities
                                          Subaccount (Class III)         Subaccount (Class III)         Subaccount (Class 2)
                                     ----------------------------    ----------------------------    ----------------------------
                                          2006            2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $     (9,455)   $      8,992    $     (4,518)   $     (8,307)   $    (16,726)   $    (20,045)
  Realized gain (loss) ...........        281,640           5,983        (253,809)        296,171          77,761          32,659
  Change in unrealized gain (loss)
    on investments ...............       (149,000)         84,875         335,441        (233,041)        250,476          26,984
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations .................        123,185          99,850          77,114          54,823         311,511          39,598
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..             --         204,360             648          67,757           3,005         168,625
  Participant transfers from other
    funding options ..............         59,650         123,276             129          28,729          86,667         227,360
  Administrative charges .........             --             (76)             --             (12)           (355)           (308)
  Contract surrenders ............         (4,614)         (4,071)         (2,941)         (5,479)       (154,086)       (144,483)
  Participant transfers to other
    funding options ..............     (1,579,923)         (8,903)       (805,388)        (11,753)        (99,346)       (132,503)
  Other receipts/(payments) ......            (80)            160         (20,060)            135        (172,453)        (22,220)
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........     (1,524,967)        314,746        (827,612)         79,377        (336,568)         96,471
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets .................     (1,401,782)        414,596        (750,498)        134,200         (25,057)        136,069
Net Assets:
  Beginning of year ..............      1,401,782         987,186         750,498         616,298       2,266,466       2,130,397
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $         --    $  1,401,782    $         --    $    750,498    $  2,241,409    $  2,266,466
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

 FTVIPT Franklin Small-Mid             FTVIPT Mutual                    FTVIPT Templeton               FTVIPT Templeton
   Cap Growth Securities             Shares Securities           Developing Markets Securities        Foreign Securities
    Subaccount (Class 2)            Subaccount (Class 2)              Subaccount (Class 2)           Subaccount (Class 2)
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
      2006            2005            2006            2005            2006            2005            2006            2005
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 $    (36,498)   $    (38,441)   $    (18,037)   $    (21,112)   $    (10,140)   $     (5,259)   $    (18,402)   $    (18,385)
       78,226          18,793         664,724          25,366          58,765          28,431          63,579          16,500

       42,404         108,804        (428,275)        193,845         326,163         229,478         697,954         265,553
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


       84,132          89,156         218,412         198,099         374,788         252,650         743,131         263,668
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

        1,252          36,170          48,710         872,912          33,649         620,095          76,702       1,793,785

       39,475         610,732           8,250         271,523         223,010          79,528         267,733         422,499
         (315)           (307)             --            (173)           (160)           (115)           (465)           (351)
      (75,402)        (72,744)        (33,424)        (10,090)        (26,634)        (14,201)        (94,391)        (83,109)

     (584,292)        (93,149)     (3,377,191)       (117,124)       (191,332)       (126,146)       (212,266)       (101,216)
       (1,226)         (7,790)             --             (51)             --            (502)         (2,443)        (13,995)
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     (620,508)        472,912      (3,353,655)      1,016,997          38,533         558,659          34,870       2,017,613
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     (536,376)        562,068      (3,135,243)      1,215,096         413,321         811,309         778,001       2,281,281

    2,194,130       1,632,062       3,135,243       1,920,147       1,420,183         608,874       3,757,348       1,476,067
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 $  1,657,754    $  2,194,130    $         --    $  3,135,243    $  1,833,504    $  1,420,183    $  4,535,349    $  3,757,348
 ============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                          FTVIPT Templeton Growth
                                                 Securities                   High Yield Bond            Janus Aspen Balanced
                                             Subaccount (Class 2)               Subaccount            Subaccount (Service Shares)
                                     ----------------------------    ----------------------------    ----------------------------
                                          2006            2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $    (15,293)   $    (16,013)   $     22,277    $     (4,292)   $     (2,192)   $        876
  Realized gain (loss) ...........        632,037          15,835         (13,315)           (567)         57,456           1,800
  Change in unrealized gain (loss)
    on investments ...............       (402,487)        152,594          (1,093)          5,280         (43,766)         16,015
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations .................        214,257         152,416           7,869             421          11,498          18,691
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..         17,664         277,440          18,352         149,303              --              --
  Participant transfers from other
    funding options ..............         86,764         257,538           2,228          80,079          24,237           7,988
  Administrative charges .........             (3)           (270)             --             (10)             --             (48)
  Contract surrenders ............        (50,812)        (44,731)           (190)           (608)             --          (3,658)
  Participant transfers to other
    funding options ..............     (2,742,137)        (58,401)       (377,851)        (12,185)       (391,636)         (4,477)
  Other receipts/(payments) ......             --             (49)             --          (8,683)            (11)            103
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........     (2,688,524)        431,527        (357,461)        207,896        (367,410)            (92)
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets .................     (2,474,267)        583,943        (349,592)        208,317        (355,912)         18,599
Net Assets:
  Beginning of year ..............      2,474,267       1,890,324         349,592         141,275         355,912         337,313
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $         --    $  2,474,267    $         --    $    349,592    $         --    $    355,912
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

   Janus Aspen Global Life      Janus Aspen Global Technology    Janus Aspen Worldwide Growth    Lazard Retirement Small Cap
 Subaccount (Service Shares)      Subaccount (Service Shares)     Subaccount (Service Shares)             Subaccount
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
      2006            2005            2006            2005            2006            2005            2006            2005
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 $     (1,974)   $     (1,950)   $     (1,877)   $     (1,332)   $       (129)   $       (350)   $    (20,104)   $    (14,268)
        9,775           2,090           1,135             303             665             378         197,996          82,211

       (2,004)          9,486           6,515           9,567          10,233           2,464         (23,617)        (38,203)
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


        5,797           9,626           5,773           8,538          10,769           2,492         154,275          29,740
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

           --              --           8,620          28,926           6,659           2,543          57,446         833,545

          658              47           2,251             115           1,286           3,782          24,562          56,288
          (13)            (16)            (27)            (21)            (27)            (33)            (95)           (104)
      (20,795)         (3,401)         (6,117)             --            (143)         (2,552)        (50,819)        (24,117)

       (7,003)         (7,515)         (1,493)         (4,588)         (4,318)             --      (1,505,052)        (15,202)
           --             (79)             --              --              --              --              --          (4,046)
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      (27,153)        (10,964)          3,234          24,432           3,457           3,740      (1,473,958)        846,364
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      (21,356)         (1,338)          9,007          32,970          14,226           6,232      (1,319,683)        876,104

      106,969         108,307          98,643          65,673          67,694          61,462       1,319,683         443,579
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 $     85,613    $    106,969    $    107,650    $     98,643    $     81,920    $     67,694    $         --    $  1,319,683
 ============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                            LMPVPI All Cap                 LMPVPI All Cap                  LMPVPI Investors
                                         Subaccount  (Class I)          Subaccount (Class II)            Subaccount (Class I)
                                     ----------------------------    ----------------------------    ----------------------------
                                          2006            2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $     (5,936)   $     (8,437)   $        (94)   $         37    $     (1,687)   $     (5,956)
  Realized gain (loss) ...........         65,789          12,495             794              10          38,899          14,129
  Change in unrealized gain (loss)
    on investments ...............        120,784          20,094           1,999             178         117,837          34,598
                                     ------------    ------------    ------------    ------------    ------------    ------------
  Net increase (decrease) in
    net assets resulting from
    operations ...................        180,637          24,152           2,699             225         155,049          42,771
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..         13,698         146,814           7,046          12,760           6,601          24,218
  Participant transfers from other
    funding options ..............        101,911         106,949              --              --          21,423          15,091
  Administrative charges .........           (181)           (199)             --              --            (232)           (276)
  Contract surrenders ............        (81,106)        (11,173)             --              --         (44,415)        (66,976)
  Participant transfers to other
    funding options ..............        (41,640)        (85,193)             --              --         (12,159)        (58,423)
  Other receipts/(payments) ......             --              --              --              --              --              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........         (7,318)        157,198           7,046          12,760         (28,782)        (86,366)
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets .................        173,319         181,350           9,745          12,985         126,267         (43,595)
Net Assets:
  Beginning of year ..............      1,134,845         953,495          12,985              --         979,745       1,023,340
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $  1,308,164    $  1,134,845    $     22,730    $     12,985    $  1,106,012    $    979,745
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

  LMPVPI Large Cap Growth          LMPVPI Small Cap Growth             LMPVPI Total Return         LMPVPII Aggressive Growth
    Subaccount (Class I)             Subaccount (Class I)              Subaccount (Class II)          Subaccount (Class I)
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
      2006            2005            2006            2005            2006            2005            2006            2005
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 $    (22,476)   $    (23,589)   $    (29,561)   $    (25,689)   $       (430)   $     (1,130)   $    (17,238)   $    (12,535)
        9,852           4,123         100,159         130,832          15,305           7,718          11,987           5,662

       38,075          67,683          84,407         (56,260)         28,873          (2,621)         82,951          64,625
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


       25,451          48,217         155,005          48,883          43,748           3,967          77,700          57,752
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

        5,246          39,982          14,274         131,217           2,267           4,936         117,365         146,788

       42,689          73,538         114,203          74,912         190,427          32,815          52,119          70,408
         (166)           (215)           (165)           (198)            (40)            (52)           (136)           (133)
      (63,795)        (53,389)        (68,771)        (27,676)        (21,999)        (49,259)        (28,331)         (6,590)

     (111,252)        (62,677)        (74,371)        (65,137)        (80,729)        (41,517)        (31,843)        (26,450)
           --              --              --              45         (48,308)             --              --         (26,423)
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     (127,278)         (2,761)        (14,830)        113,163          41,618         (53,077)        109,174         157,600
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     (101,827)         45,456         140,175         162,046          85,366         (49,110)        186,874         215,352

    1,376,318       1,330,862       1,503,247       1,341,201         395,036         444,146         830,407         615,055
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 $  1,274,491    $  1,376,318    $  1,643,422    $  1,503,247    $    480,402    $    395,036    $  1,017,281    $    830,407
 ============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                       LMPVPII Aggressive Growth         LMPVPII Equity Index       LMPVPII Growth and Income
                                          Subaccount (Class II)          Subaccount (Class II)         Subaccount (Class I)
                                     ----------------------------    ----------------------------    ----------------------------
                                          2006            2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $    (31,633)   $    (30,683)   $     (8,294)   $     (9,165)   $     (6,788)   $     (6,433)
  Realized gain (loss) ...........         90,341          11,100          71,516          16,879          10,802           7,173
  Change in unrealized gain (loss)
    on investments ...............         74,326         150,648         138,458          34,180          40,177           7,606
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations .................        133,034         131,065         201,680          41,894          44,191           8,346
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..             90         100,955           3,669          46,836          12,961          25,239
  Participant transfers from other
    funding options ..............         43,720         155,068          13,605          54,534          55,756           6,373
  Administrative charges .........           (339)           (343)           (446)           (456)            (65)            (82)
  Contract surrenders ............        (94,494)        (81,693)        (69,058)        (85,513)        (11,777)        (29,992)
  Participant transfers to other
    funding options ..............       (352,585)        (45,730)       (172,790)        (12,995)        (33,306)        (31,422)
  Other receipts/(payments) ......        (45,509)           (202)           (115)         (6,592)             --              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........       (449,117)        128,055        (225,135)         (4,186)         23,569         (29,884)
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets .................       (316,083)        259,120         (23,455)         37,708          67,760         (21,538)
Net Assets:
  Beginning of year ..............      1,822,017       1,562,897       1,648,429       1,610,721         429,565         451,103
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $  1,505,934    $  1,822,017    $  1,624,974    $  1,648,429    $    497,325    $    429,565
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

          LMPVPIII                           LMPVPIII
   Adjustable Rate Income             Social Awareness Stock     Lord Abbett Growth and Income    Lord Abbett Mid-Cap Value
         Subaccount                         Subaccount                Subaccount (Class VC)          Subaccount (Class VC)
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
      2006            2005            2006            2005            2006            2005            2006            2005
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 $     14,416    $      6,693    $       (930)   $       (125)   $     (9,710)   $    (11,219)   $    (30,679)   $    (25,706)
          181             618             151              17          74,355          93,796         212,189         162,293

       (3,504)         (4,556)          5,489           1,611         150,953         (57,644)         38,111         (21,809)
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


       11,093           2,755           4,710           1,503         215,598          24,933         219,621         114,778
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

           49          56,420              --          70,000          23,795         168,812          16,254         365,361

       36,300          54,989           1,334           1,520          52,490         104,504         178,118         290,238
          (20)            (14)             --              --            (124)           (118)           (154)           (143)
      (14,991)        (10,638)           (767)             --         (46,897)        (16,097)       (124,082)        (37,813)

       (3,286)        (25,690)         (1,267)           (214)        (65,197)        (34,016)       (135,583)       (115,707)
           --              --              --              --         (49,469)         (9,819)        (21,345)         (7,883)
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


       18,052          75,067            (700)         71,306         (85,402)        213,266         (86,792)        494,053
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

       29,145          77,822           4,010          72,809         130,196         238,199         132,829         608,831

      479,319         401,497          79,280           6,471       1,454,236       1,216,037       2,163,956       1,555,125
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 $    508,464    $    479,319    $     83,290    $     79,280    $  1,584,432    $  1,454,236    $  2,296,785    $  2,163,956
 ============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                          MIST Batterymarch
                                             Managed Assets                  Mid-Cap Stock            MIST BlackRock High Yield
                                               Subaccount                Subaccount (Class A)            Subaccount (Class A)
                                     ----------------------------    ----------------------------    ----------------------------
                                          2006            2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $        710    $     (1,105)   $     (8,437)   $         --    $    (16,024)   $         --
  Realized gain (loss) ...........          4,462             610         (12,281)             --           5,054              --
  Change in unrealized gain (loss)
    on investments ...............         (3,651)          1,814         (23,509)             --          77,065              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations .................          1,521           1,319         (44,227)             --          66,095              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..             --           5,000          11,244              --           8,774              --
  Participant transfers from other
    funding options ..............             --              --         800,549              --       1,376,295              --
  Administrative charges .........             --             (41)           (114)             --            (113)             --
  Contract surrenders ............           (198)         (3,348)        (19,775)             --         (90,392)             --
  Participant transfers to other
    funding options ..............        (59,853)             --        (117,055)             --         (92,308)             --
  Other receipts/(payments) ......             (1)             --              --              --          (5,713)             --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........        (60,052)          1,611         674,849              --       1,196,543              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets .................        (58,531)          2,930         630,622              --       1,262,638              --
Net Assets:
  Beginning of year ..............         58,531          55,601              --              --              --              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $         --    $     58,531    $    630,622    $         --    $  1,262,638    $         --
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                        MIST Dreman                   MIST Harris Oakmark                MIST Janus
 MIST BlackRock Large-Cap Core        Small-Cap Value                    International              Capital Appreciation
      Subaccount (Class A)          Subaccount (Class A)              Subaccount (Class A)          Subaccount (Class A)
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
      2006            2005            2006            2005            2006            2005            2006            2005
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 $     (8,688)   $         --    $         (3)   $         --    $     (9,809)   $         --    $     (7,883)   $         --
       (4,368)             --              27              --             325              --          (4,184)             --

       38,182              --           1,051              --          91,330              --          23,862              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


       25,126              --           1,075              --          81,846              --          11,795              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

          500              --              --              --          10,110              --           1,201              --

      757,303              --           9,191              --         877,790              --         747,325              --
          (79)             --              --              --            (142)             --            (128)             --
     (186,506)             --              --              --         (31,340)             --         (30,653)             --

      (13,740)             --              --              --         (15,537)             --         (58,893)             --
           --              --              --              --              --              --              --              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      557,478              --           9,191              --         840,881              --         658,852              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      582,604              --          10,266              --         922,727              --         670,647              --

           --              --              --              --              --              --              --              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 $    582,604    $         --    $     10,266    $         --    $    922,727    $         --    $    670,647    $         --
 ============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                        MIST Legg Mason Partners           MIST Lord Abbett              MIST Lord Abbett
                                             Managed Assets                 Bond Debenture              Growth and Income
                                          Subaccount (Class A)           Subaccount (Class A)          Subaccount (Class B)
                                     ----------------------------    ----------------------------    ----------------------------
                                          2006            2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $       (658)   $         --    $    (20,138)   $         --    $    (35,566)   $         --
  Realized gain (loss) ...........             13              --           1,074              --          10,314              --
  Change in unrealized gain (loss)
    on investments ...............          3,609              --          91,269              --         286,131              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
  Net increase (decrease) in
    net assets resulting from
    operations ...................          2,964              --          72,205              --         260,879              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..          5,000              --          14,553              --          10,000              --
  Participant transfers from other
    funding options ..............         46,771              --       1,635,248              --       3,659,183              --
  Administrative charges .........            (30)             --            (197)             --            (186)             --
  Contract surrenders ............           (389)             --         (48,314)             --         (28,715)             --
  Participant transfers to other
    funding options ..............             --              --         (32,879)             --        (285,449)             --
  Other receipts/(payments) ......             --              --              --              --         (32,874)             --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........         51,352              --       1,568,411              --       3,321,959              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets .................         54,316              --       1,640,616              --       3,582,838              --
Net Assets:
  Beginning of year ..............             --              --              --              --              --              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $     54,316    $         --    $  1,640,616    $         --    $  3,582,838    $         --
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

    MIST Lord Abbett                     MIST Met/AIM                    MIST Met/AIM
     Mid-Cap Value                   Capital Appreciation              Small Cap Growth                 MIST MFS(R) Value
  Subaccount (Class B)               Subaccount (Class A)            Subaccount (Class A)             Subaccount (Class A)
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
      2006            2005            2006            2005            2006            2005            2006            2005
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 $        (83)   $         --    $     (6,532)   $         --    $        (17)   $         --    $        250    $         --
            5              --          71,143              --              23              --          18,833              --

        1,639              --         (73,474)             --              74              --          21,613              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


        1,561              --          (8,863)             --              80              --          40,696              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

           --              --           7,822              --              --              --          25,944              --

       19,117              --         599,799              --           2,128              --         382,323              --
           --              --             (76)             --              --              --             (88)             --
           --              --          (6,882)             --              --              --          (7,056)             --

          (11)             --            (253)             --              --              --         (33,121)             --
           --              --              --              --              --              --              --              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


       19,106              --         600,410              --           2,128              --         368,002              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

       20,667              --         591,547              --           2,208              --         408,698              --

           --              --              --              --              --              --              --              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 $     20,667    $         --    $    591,547    $         --    $      2,208    $         --    $    408,698    $         --
 ============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                        MIST Neuberger Berman             MIST Oppenheimer
                                             Real Estate                Capital Appreciation              MIST Pioneer Fund
                                         Subaccount (Class A)           Subaccount (Class B)             Subaccount (Class A)
                                     ----------------------------    ----------------------------    ----------------------------
                                          2006            2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $    (27,940)   $         --    $    (15,642)   $         --    $     (1,361)   $         --
  Realized gain (loss) ...........         35,405              --         (90,754)             --             (21)             --
  Change in unrealized gain (loss)
    on investments ...............        434,168              --          27,138              --           8,693              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
  Net increase (decrease) in
    net assets resulting from
    operations ...................        441,633              --         (79,258)             --           7,311              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..         50,748              --             750              --              --              --
  Participant transfers from other
    funding options ..............      2,165,107              --       2,257,698              --         107,550              --
  Administrative charges .........           (367)             --             (82)             --             (10)             --
  Contract surrenders ............       (144,180)             --         (60,992)             --          (1,387)             --
  Participant transfers to other
    funding options ..............       (155,564)             --      (1,026,049)             --          (3,626)             --
  Other receipts/(payments) ......         (3,096)             --              --              --              --              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........      1,912,648              --       1,171,325              --         102,527              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets .................      2,354,281              --       1,092,067              --         109,838              --
Net Assets:
  Beginning of year ..............             --              --              --              --              --              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $  2,354,281    $         --    $  1,092,067    $         --    $    109,838    $         --
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

         MIST Pioneer                    MIST Pioneer                 MIST Third Avenue                 MSF BlackRock
        Mid-Cap Value                  Strategic Income                Small Cap Value                Aggressive Growth
     Subaccount (Class A)            Subaccount (Class A)            Subaccount (Class B)            Subaccount (Class D)
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
      2006            2005            2006            2005            2006            2005            2006            2005
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 $       (122)   $         --    $     15,024    $         --    $    (12,116)   $         --    $     (8,312)   $         --
          184              --           2,616              --           2,422              --          (1,502)             --

          591              --            (686)             --          57,631              --          (8,319)             --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


          653              --          16,954              --          47,937              --         (18,133)             --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

           --              --           6,044              --              63              --           5,477              --

       12,822              --         519,552              --       2,138,862              --         725,715              --
           (4)             --             (31)             --             (33)             --            (148)             --
           --              --          (7,460)             --         (10,656)             --         (11,924)             --

          (51)             --         (74,501)             --        (100,839)             --          (7,322)             --
           --              --              --              --             (10)             --              --              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


       12,767              --         443,604              --       2,027,387              --         711,798              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

       13,420              --         460,558              --       2,075,324              --         693,665              --

           --              --              --              --              --              --              --              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 $     13,420    $         --    $    460,558    $         --    $  2,075,324    $         --    $    693,665    $         --
 ============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                            MSF BlackRock                   MSF BlackRock
                                             Bond Income                     Money Market                  MSF FI Large Cap
                                         Subaccount (Class A)            Subaccount (Class A)            Subaccount (Class A)
                                     ----------------------------    ----------------------------    ----------------------------
                                          2006            2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $    (18,529)   $         --    $     35,295    $         --    $     (6,914)   $         --
  Realized gain (loss) ...........          2,463              --              --              --          (5,699)             --
  Change in unrealized gain (loss)
    on investments ...............         73,617              --              --              --          14,631              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations .................         57,551              --          35,295              --           2,018              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..         25,259              --          65,470              --             344              --
  Participant transfers from other
    funding options ..............      1,588,272              --       2,750,823              --         663,472              --
  Administrative charges .........           (351)             --            (376)             --            (181)             --
  Contract surrenders ............        (95,163)             --         (89,348)             --         (62,648)             --
  Participant transfers to other
    funding options ..............        (19,232)             --        (391,626)             --         (55,497)             --
  Other receipts/(payments) ......             --              --        (674,995)             --              --              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........      1,498,785              --       1,659,948              --         545,490              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets .................      1,556,336              --       1,695,243              --         547,508              --
Net Assets:
  Beginning of year ..............             --              --              --              --              --              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $  1,556,336    $         --    $  1,695,243    $         --    $    547,508    $         --
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                           MSF MetLife            MSF MetLife Conservative to               MSF MetLife
    MSF FI Value Leaders              Aggressive Allocation           Moderate Allocation               Moderate Allocation
    Subaccount (Class D)               Subaccount (Class B)           Subaccount (Class B)              Subaccount (Class B)
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
      2006            2005            2006            2005            2006            2005            2006            2005
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 $    (23,201)   $         --    $       (178)   $         --    $       (900)   $         --    $     (3,598)   $         --
       (2,352)             --               4              --              64              --           1,562              --

       72,148              --           1,800              --           4,862              --          20,320              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


       46,595              --           1,626              --           4,026              --          18,284              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

       24,936              --           9,000              --           4,555              --          66,512              --

    1,996,104              --           8,749              --          85,887              --         250,303              --
         (226)             --             (48)             --             (30)             --              --              --
      (65,634)             --              --              --          (4,543)             --          (1,786)             --

      (41,916)             --              --              --              --              --         (40,607)             --
       (5,627)             --              --              --              --              --              --              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


    1,907,637              --          17,701              --          85,869              --         274,422              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

    1,954,232              --          19,327              --          89,895              --         292,706              --

           --              --              --              --              --              --              --              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 $  1,954,232    $         --    $     19,327    $         --    $     89,895    $         --    $    292,706    $         --
 ============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                       MSF MetLife Moderate to                                             MSF Oppenheimer
                                        Aggressive Allocation          MSF MFS(R) Total Return              Global Equity
                                         Subaccount (Class B)           Subaccount (Class F)             Subaccount (Class B)
                                     ----------------------------    ----------------------------    ----------------------------
                                          2006            2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $     (7,795)   $         --    $    (78,174)   $         --    $    (64,676)   $         --
  Realized gain (loss) ...........             (5)             --          15,093              --          (6,070)             --
  Change in unrealized gain (loss)
    on investments ...............         42,437              --         443,558              --         357,065              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations .................         34,637              --         380,477              --         286,319              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..         22,235              --          24,630              --          33,289              --
  Participant transfers from other
    funding options ..............        615,310              --       7,020,738              --       5,645,870              --
  Administrative charges .........            (34)             --          (1,236)             --            (484)             --
  Contract surrenders ............             --              --      (1,234,009)             --        (103,539)             --
  Participant transfers to other
    funding options ..............           (121)             --        (113,976)             --        (163,499)             --
  Other receipts/(payments) ......             --              --        (103,476)             --              --              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........        637,390              --       5,592,671              --       5,411,637              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets .................        672,027              --       5,973,148              --       5,697,956              --
Net Assets:
  Beginning of year ..............             --              --              --              --              --              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $    672,027    $         --    $  5,973,148    $         --    $  5,697,956    $         --
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

     MSF T. Rowe Price                  MSF Western Asset              MSF Western Asset
      Large Cap Growth              Management High Yield Bond     Management U.S. Government         Money Market
    Subaccount (Class B)               Subaccount (Class A)           Subaccount (Class A)             Subaccount
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
      2006            2005            2006            2005            2006            2005            2006            2005
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 $     (1,801)   $         --    $     (4,675)   $         --    $     (1,111)   $         --    $      8,588    $     13,846
          501              --           2,460              --              37              --              --              --

       10,743              --          25,478              --           4,214              --              --              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


        9,443              --          23,263              --           3,140              --           8,588          13,846
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

          300              --              --              --              --              --             258         397,478

      146,108              --         403,679              --          97,625              --         143,776       1,760,501
          (32)             --              (6)             --             (20)             --              (4)           (349)
      (13,772)             --          (1,782)             --              --              --         (13,833)       (116,100)

       (3,510)             --         (42,277)             --            (866)             --      (1,114,370)     (2,113,905)
           --              --              --              --              --              --              --        (291,679)
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      129,094              --         359,614              --          96,739              --        (984,173)       (364,054)
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      138,537              --         382,877              --          99,879              --        (975,585)       (350,208)

           --              --              --              --              --              --         975,585       1,325,793
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 $    138,537    $         --    $    382,877    $         --    $     99,879    $         --    $         --    $    975,585
 ============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                             Oppenheimer                     Oppenheimer                     Oppenheimer
                                         Capital Appreciation             Global Securities                 Main Street/VA
                                            Subaccount/VA                    Subaccount/VA                    Subaccount
                                           (Service Shares)                (Service Shares)                (Service Shares)
                                     ----------------------------    ----------------------------    ----------------------------
                                          2006            2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $     (9,091)   $    (23,300)   $      3,277    $    (10,602)   $        148    $         77
  Realized gain (loss) ...........        285,072          15,694         317,833           6,860           1,839             139
  Change in unrealized gain (loss)
    on investments ...............       (182,793)         96,772        (216,896)        143,167             336          (1,977)
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations .................         93,188          89,166         104,214         139,425           2,323          (1,761)
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..            351          57,824              58          13,006              --          42,392
  Participant transfers from other
    funding options ..............         15,120       1,175,927             102         584,696             118              --
  Administrative charges .........             --            (101)             (1)            (87)             --              (3)
  Contract surrenders ............         (7,680)        (45,324)         (8,982)        (27,770)             --          (1,494)
  Participant transfers to other
    funding options ..............     (2,210,490)       (145,210)     (1,292,057)        (21,792)        (44,273)        (20,492)
  Other receipts/(payments) ......             --             270              --          (2,716)             --          (1,340)
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........     (2,202,699)      1,043,386      (1,300,880)        545,337         (44,155)         19,063
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets .................     (2,109,511)      1,132,552      (1,196,666)        684,762         (41,832)         17,302
Net Assets:
  Beginning of year ..............      2,109,511         976,959       1,196,666         511,904          41,832          24,530
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $         --    $  2,109,511    $         --    $  1,196,666    $         --    $     41,832
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

   PIMCO VIT Real Return              PIMCO VIT Total Return       Pioneer America Income VCT      Pioneer AmPac Growth VCT
         Subaccount                         Subaccount                     Subaccount                     Subaccount
   (Administrative Class)             (Administrative Class)               (Class II)                     (Class II)
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
      2006            2005            2006            2005            2006            2005            2006            2005
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 $     50,325    $     19,958    $    123,346    $     77,154    $     26,291    $     32,887    $       (376)   $       (762)
       45,482          27,404          12,000          77,601          (7,013)        (23,509)          7,102              22

     (117,511)        (42,177)        (41,254)       (124,472)         (6,057)        (13,379)         (1,745)            507
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      (21,704)          5,185          94,092          30,283          13,221          (4,001)          4,981            (233)
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

       23,081         362,736          25,330         321,664             915          22,066              --              --

      114,066         111,885         350,634         501,770          78,303       1,363,630          25,646           6,752
         (325)           (335)           (768)           (941)            (86)            (96)             (3)             (5)
     (215,276)        (79,268)       (165,725)       (234,292)        (39,895)        (62,763)             --              --

     (143,178)        (66,629)       (331,426)       (301,106)       (305,602)        (70,181)        (74,988)            (62)
      (11,872)        (36,238)        (15,722)        (17,298)             --        (995,654)             (2)             --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     (233,504)        292,151        (137,677)        269,797        (266,365)        257,002         (49,347)          6,685
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     (255,208)        297,336         (43,585)        300,080        (253,144)        253,001         (44,366)          6,452

    2,176,146       1,878,810       4,658,832       4,358,752       1,261,770       1,008,769          44,366          37,914
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 $  1,920,938    $  2,176,146    $  4,615,247    $  4,658,832    $  1,008,626    $  1,261,770    $         --    $     44,366
 ============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                           Pioneer Balanced VCT         Pioneer Cullen Value VCT    Pioneer Emerging Markets VCT
                                           Subaccount (Class II)          Subaccount (Class II)         Subaccount (Class II)
                                     ----------------------------    ----------------------------    ----------------------------
                                          2006            2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $        266    $     (1,011)   $    (11,253)   $     (1,296)   $    (14,379)   $     (9,403)
  Realized gain (loss) ...........         95,655           1,540           4,037             (56)        232,674          53,613
  Change in unrealized gain (loss)
    on investments ...............        (43,232)         16,725         140,665           8,799          35,249         183,735
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations .................         52,689          17,254         133,449           7,447         253,544         227,945
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..          7,690          43,562         138,387          52,049           6,851         249,876
  Participant transfers from other
    funding options ..............         10,924         157,515         815,993         148,301          73,041         349,863
  Administrative charges .........           (140)           (127)            (49)             (2)           (231)           (161)
  Contract surrenders ............       (123,934)        (32,328)        (22,220)         (2,345)        (29,188)        (28,200)
  Participant transfers to other
    funding options ..............       (934,951)           (555)         (1,824)             (1)       (318,922)       (279,825)
  Other receipts/(payments) ......             --             178              --              --        (162,499)           (401)
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........     (1,040,411)        168,245         930,287         198,002        (430,948)        291,152
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets .................       (987,722)        185,499       1,063,736         205,449        (177,404)        519,097
Net Assets:
  Beginning of year ..............        987,722         802,223         205,449              --       1,059,487         540,390
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $         --    $    987,722    $  1,269,185    $    205,449    $    882,083    $  1,059,487
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

  Pioneer Equity Income VCT              Pioneer Europe VCT            Pioneer Fund VCT          Pioneer Global High Yield VCT
     Subaccount (Class II)              Subaccount (Class II)        Subaccount (Class II)            Subaccount (Class II)
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
      2006            2005            2006            2005            2006            2005            2006            2005
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 $     10,007    $      5,686    $       (456)   $     (1,624)   $    (31,033)   $    (26,299)   $      2,830    $        236
      131,768          42,361          49,787           1,600          73,750          60,395             368              (1)

      237,405          29,737         (18,159)          5,459         520,291         130,519           1,516            (134)
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      379,180          77,784          31,172           5,435         563,008         164,615           4,714             101
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

        5,461         323,318              --          17,035           3,041          89,433          16,673              --

       98,457         258,110          11,581          32,736          48,680       1,264,443          73,987          19,677
         (274)           (206)            (14)            (12)           (457)           (345)            (31)             --
      (51,413)       (101,995)        (13,396)         (8,588)       (197,589)       (215,672)        (29,247)             --

     (180,411)       (321,062)       (171,921)             --        (162,507)       (498,444)         (5,835)             --
     (298,663)         (1,816)            (14)             --          (3,605)         (4,109)             --              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     (426,843)        156,349        (173,764)         41,171        (312,437)        635,306          55,547          19,677
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      (47,663)        234,133        (142,592)         46,606         250,571         799,921          60,261          19,778

    2,133,939       1,899,806         142,592          95,986       4,101,344       3,301,423          19,778              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 $  2,086,276    $  2,133,939    $         --    $    142,592    $  4,351,915    $  4,101,344    $     80,039    $     19,778
 ============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                                                   Pioneer Ibbotson Aggressive
                                       Pioneer Growth Shares VCT        Pioneer High Yield VCT            Allocation VCT
                                          Subaccount (Class II)          Subaccount (Class II)         Subaccount (Class II)
                                     ----------------------------    ----------------------------    ----------------------------
                                          2006            2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $    (13,346)   $     (9,428)   $    140,778    $    164,139    $     (5,946)   $     (4,008)
  Realized gain (loss) ...........         15,977          26,321          19,746         151,577          36,575             181
  Change in unrealized gain (loss)
    on investments ...............         33,597          (4,854)         77,809        (325,642)         18,315          34,338
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations .................         36,228          12,039         238,333          (9,926)         48,944          30,511
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..            551          43,239           1,245         101,553         153,274         440,078
  Participant transfers from other
    funding options ..............          9,375         219,006         545,314         477,051          34,209           6,312
  Administrative charges .........           (155)           (169)           (819)           (933)            (70)             --
  Contract surrenders ............        (46,189)        (58,772)       (299,368)       (759,404)       (280,238)           (108)
  Participant transfers to other
    funding options ..............       (136,583)       (161,241)       (554,614)     (1,028,789)             --              --
  Other receipts/(payments) ......             --         (16,938)        (42,494)        (18,094)             --              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........       (173,001)         25,125        (350,736)     (1,228,616)        (92,825)        446,282
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets .................       (136,773)         37,164        (112,403)     (1,238,542)        (43,881)        476,793
Net Assets:
  Beginning of year ..............        784,883         747,719       4,134,805       5,373,347         476,793              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $    648,110    $    784,883    $  4,022,402    $  4,134,805    $    432,912    $    476,793
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

      Pioneer Ibbotson                Pioneer Ibbotson                    Pioneer
   Growth Allocation VCT          Moderate Allocation VCT         International Value VCT         Pioneer Mid Cap Value VCT
    Subaccount (Class II)           Subaccount (Class II)           Subaccount (Class II)            Subaccount (Class II)
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
      2006            2005            2006            2005            2006            2005            2006            2005
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 $    (16,701)   $     (2,378)   $    (13,075)   $       (719)   $     (9,573)   $    (13,604)   $    (49,969)   $    (50,411)
        6,040              33           7,399              20         135,631          63,046         595,982         268,611

      105,431          12,044          69,579           4,224         (33,038)         38,951        (387,041)        (40,750)
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


       94,770           9,699          63,903           3,525          93,020          88,393         158,972         177,450
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      811,225         142,923         875,492           4,841          15,000         223,358         115,242         278,782

      146,474         261,006       1,057,058         172,596         145,808         532,447          56,374       1,117,765
         (127)             (2)            (37)             --             (29)            (21)           (213)           (185)
       (3,027)         (1,289)        (16,953)           (760)         (2,635)         (8,004)       (100,785)       (111,071)

       (8,508)             --         (11,106)             --        (183,012)       (461,464)     (1,248,393)       (701,599)
           --              --              --              --        (527,160)             --         (90,440)         (8,835)
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      946,037         402,638       1,904,454         176,677        (552,028)        286,316      (1,268,215)        574,857
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

    1,040,807         412,337       1,968,357         180,202        (459,008)        374,709      (1,109,243)        752,307

      412,337              --         180,202              --         999,747         625,038       3,070,019       2,317,712
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 $  1,453,144    $    412,337    $  2,148,559    $    180,202    $    540,739    $    999,747    $  1,960,776    $  3,070,019
 ============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                           Pioneer Oak Ridge                   Pioneer                  Pioneer Small and
                                          Large Cap Growth VCT          Real Estate Shares VCT          Mid Cap Growth VCT
                                          Subaccount (Class II)          Subaccount (Class II)         Subaccount (Class II)
                                     ----------------------------    ----------------------------    ----------------------------
                                          2006            2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $    (10,848)   $     (6,210)   $      2,597    $      7,574    $     (4,941)   $     (4,536)
  Realized gain (loss) ...........         18,170           3,900         147,386          37,847           9,765           1,896
  Change in unrealized gain (loss)
    on investments ...............         (4,580)         33,808          57,528          38,692          14,481          14,595
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations .................          2,742          31,498         207,511          84,113          19,305          11,955
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..            180          22,787           1,386          67,210              45          16,550
  Participant transfers from other
    funding options ..............        276,534         259,301          71,322          76,375          54,317         153,209
  Administrative charges .........           (167)            (85)           (119)            (99)           (138)            (77)
  Contract surrenders ............        (87,705)        (11,409)        (55,814)        (18,686)        (66,262)         (9,979)
  Participant transfers to other
    funding options ..............        (65,916)        (40,603)       (254,653)        (56,845)        (26,698)        (31,321)
  Other receipts/(payments) ......         (2,404)           (421)        (33,940)             --          (2,427)           (408)
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........        120,522         229,570        (271,818)         67,955         (41,163)        127,974
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets .................        123,264         261,068         (64,307)        152,068         (21,858)        139,929
Net Assets:
  Beginning of year ..............        540,311         279,243         717,151         565,083         324,672         184,743
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $    663,575    $    540,311    $    652,844    $    717,151    $    302,814    $    324,672
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

 Pioneer Small Cap Value VCT       Pioneer Small Company VCT      Pioneer Strategic Income VCT        Pioneer Value VCT
     Subaccount (Class II)            Subaccount (Class II)           Subaccount (Class II)          Subaccount (Class II)
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
      2006            2005            2006            2005            2006            2005            2006            2005
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 $    (19,502)   $    (16,490)   $       (688)   $     (3,114)   $     99,042    $    103,613    $    (35,651)   $    (22,171)
       93,232          65,132           9,149          36,997           5,707          39,864         122,014          35,063

       21,596          31,403          (4,398)        (28,579)         19,764        (125,745)        267,272          23,561
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


       95,326          80,045           4,063           5,304         124,513          17,732         353,635          36,453
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

        1,850         213,241              --          20,041             765          96,191              90          48,291

      166,987         358,771          12,553          23,978         422,074         501,515       2,097,917         271,569
         (125)           (117)             --             (18)           (374)           (326)           (232)           (193)
      (75,299)        (28,022)             --         (20,356)       (117,352)       (124,045)        (70,269)        (43,023)

     (212,172)       (339,063)        (96,593)       (161,692)       (206,080)        (53,263)       (468,278)       (188,129)
     (172,908)             --              (4)             --         (37,258)        (21,342)         (2,433)         (2,974)
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     (291,667)        204,810         (84,044)       (138,047)         61,775         398,730       1,556,795          85,541
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     (196,341)        284,855         (79,981)       (132,743)        186,288         416,462       1,910,430         121,994

    1,105,372         820,517          79,981         212,724       2,898,948       2,482,486       1,332,279       1,210,285
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 $    909,031    $  1,105,372    $         --    $     79,981    $  3,085,236    $  2,898,948    $  3,242,709    $  1,332,279
 ============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                                                             Travelers AIM
                                     Putnam VT International Equity    Putnam VT Small Cap Value          Capital Appreciation
                                          Subaccount (Class IB)           Subaccount (Class IB)                Subaccount
                                     ----------------------------    ----------------------------    ----------------------------
                                          2006            2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $     (1,886)   $       (474)   $    (17,985)   $    (19,000)   $     (3,713)   $     (8,853)
  Realized gain (loss) ...........         11,405           1,483         176,229          90,713         124,296           3,977
  Change in unrealized gain (loss)
    on investments ...............         23,946          12,588          21,185          (5,872)        (85,532)         39,691
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations .................         33,465          13,597         179,429          65,841          35,051          34,815
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..            240             240          58,272         286,110          13,995          51,034
  Participant transfers from other
    funding options ..............         31,691           7,759          16,379          62,054             402           4,602
  Administrative charges .........            (38)            (33)           (236)           (234)             --            (102)
  Contract surrenders ............         (2,445)         (2,920)       (170,984)        (57,347)             --         (11,433)
  Participant transfers to other
    funding options ..............        (39,439)         (1,433)       (118,319)        (65,685)       (595,747)        (14,517)
  Other receipts/(payments) ......             --              --              --         (28,513)             --          (4,548)
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........         (9,991)          3,613        (214,888)        196,385        (581,350)         25,036
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets .................         23,474          17,210         (35,459)        262,226        (546,299)         59,851
Net Assets:
  Beginning of year ..............        152,505         135,295       1,286,128       1,023,902         546,299         486,448
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $    175,979    $    152,505    $  1,250,669    $  1,286,128    $         --    $    546,299
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                            Travelers
 Travelers Convertible Securities   Disciplined Mid Cap Stock       Travelers Equity Income      Travelers Federated High Yield
            Subaccount                      Subaccount                     Subaccount                      Subaccount
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
      2006            2005            2006            2005            2006            2005            2006            2005
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 $      3,892    $     12,586    $       (369)   $    (12,708)   $     14,529    $    (32,179)   $    102,209    $    (23,758)
       83,631          29,111         225,576          16,898         219,572          29,782         (30,739)            417

       12,320         (64,020)       (158,766)         65,235        (137,822)         57,170         (38,661)         32,463
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


       99,843         (22,323)         66,441          69,425          96,279          54,773          32,809           9,122
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

       14,518         124,158           7,254          25,250           7,195         167,285             646          45,709

       20,246         131,918           6,223           5,820          24,974         205,272          14,955          83,175
           (1)           (219)             --            (124)             (4)           (281)             (2)           (140)
       (3,487)        (49,571)           (102)        (12,983)        (71,028)        (29,695)         (9,572)        (33,668)

   (1,685,732)        (61,074)       (812,431)        (25,725)     (2,003,536)        (69,848)     (1,373,806)        (18,669)
           --         (25,880)             --              --              --          (2,669)             --              71
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


   (1,654,456)        119,332        (799,056)         (7,762)     (2,042,399)        270,064      (1,367,779)         76,478
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   (1,554,613)         97,009        (732,615)         61,663      (1,946,120)        324,837      (1,334,970)         85,600

    1,554,613       1,457,604         732,615         670,952       1,946,120       1,621,283       1,334,970       1,249,370
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 $         --    $  1,554,613    $         --    $    732,615    $         --    $  1,946,120    $         --    $  1,334,970
 ============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                                                          Travelers Managed
                                       Travelers Federated Stock          Travelers Large Cap       Allocation Series: Aggressive
                                               Subaccount                     Subaccount                      Subaccount
                                     ----------------------------    ----------------------------    ----------------------------
                                          2006            2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $      2,254    $     (3,946)   $       (629)   $     (6,740)   $         96    $        (53)
  Realized gain (loss) ...........         36,793             440          71,894           3,307             776               8
  Change in unrealized gain (loss)
    on investments ...............        (31,750)         10,498         (59,820)         30,320            (405)            404
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations .................          7,297           6,992          11,445          26,887             467             359
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..          4,845           1,006           8,628          47,950           2,926           5,002
  Participant transfers from other
    funding options ..............          1,376          15,989             160           7,028              --              --
  Administrative charges .........             --             (15)             --            (166)             --              (6)
  Contract surrenders ............             --              --              --         (26,385)             --              --
  Participant transfers to other
    funding options ..............       (224,922)           (187)       (434,920)         (3,742)         (8,748)             --
  Other receipts/(payments) ......             --              --              --              --              --              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........       (218,701)         16,793        (426,132)         24,685          (5,822)          4,996
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets .................       (211,404)         23,785        (414,687)         51,572          (5,355)          5,355
Net Assets:
  Beginning of year ..............        211,404         187,619         414,687         363,115           5,355              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $         --    $    211,404    $         --    $    414,687    $         --    $      5,355
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

      Travelers Managed          Travelers Managed Allocation      Travelers Managed Allocation      Travelers Mercury
 Allocation Series: Moderate     Series: Moderate-Aggressive      Series: Moderate-Conservative        Large Cap Core
          Subaccount                      Subaccount                        Subaccount                   Subaccount
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
      2006            2005            2006            2005            2006            2005            2006            2005
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 $      4,946    $        303    $      8,959    $        144    $      2,300    $       (419)   $     (3,103)   $    (12,847)
        8,735             175          17,609             200           2,661             129         175,567          14,572

       (5,662)          5,662          (6,003)          6,003          (3,291)          3,291        (129,057)         57,435
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


        8,019           6,140          20,565           6,347           1,670           3,001          43,407          59,160
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

           --         197,196              --         277,267              --              --          25,030         105,559

       38,952              --         189,687          80,795              --          86,462           1,979          11,303
           --              --              --              --              --             (16)             --             (57)
           --              --              --              --          (1,161)         (4,108)         (6,138)        (29,213)

     (250,303)             --        (574,653)             --         (85,847)             --        (793,227)        (24,619)
           (4)             --              (8)             --              (1)             --              --            (300)
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     (211,355)        197,196        (384,974)        358,062         (87,009)         82,338        (772,356)         62,673
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     (203,336)        203,336        (364,409)        364,409         (85,339)         85,339        (728,949)        121,833

      203,336              --         364,409              --          85,339              --         728,949         607,116
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 $         --    $    203,336    $         --    $    364,409    $         --    $     85,339    $         --    $    728,949
 ============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                           Travelers MFS(R)               Travelers MFS(R)
                                           Mid Cap Growth                  Total Return              Travelers MFS(R) Value
                                             Subaccount                     Subaccount                    Subaccount
                                     ----------------------------    ----------------------------    ----------------------------
                                          2006            2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $     (4,192)   $    (11,533)   $     48,591    $     28,243    $     (1,672)   $       (380)
  Realized gain (loss) ...........        139,105           3,439         206,226         342,100          22,321          10,503
  Change in unrealized gain (loss)
    on investments ...............        (95,507)         22,551         (47,813)       (293,472)            (68)         (1,918)
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations .................         39,406          14,457         207,004          76,871          20,581           8,205
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..          1,259          30,610          56,181         658,912           6,561         159,146
  Participant transfers from other
    funding options ..............            692         141,937          70,390         294,800          19,433          37,132
  Administrative charges .........             (1)           (160)             (8)         (1,226)             --             (45)
  Contract surrenders ............         (3,323)        (10,037)       (148,296)       (182,288)         (1,726)         (3,631)
  Participant transfers to other
    funding options ..............       (726,667)        (13,156)     (6,793,754)       (321,782)       (295,634)           (209)
  Other receipts/(payments) ......             --          (5,272)             --         (46,923)             --              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........       (728,040)        143,922      (6,815,487)        401,493        (271,366)        192,393
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets .................       (688,634)        158,379      (6,608,483)        478,364        (250,785)        200,598
Net Assets:
  Beginning of year ..............        688,634         530,255       6,608,483       6,130,119         250,785          50,187
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $         --    $    688,634    $         --    $  6,608,483    $         --    $    250,785
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

       Travelers Mondrian                                            Travelers Pioneer                 Travelers Pioneer
       International Stock           Travelers Pioneer Fund            Mid Cap Value                    Strategic Income
           Subaccount                     Subaccount                    Subaccount                        Subaccount
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
      2006            2005            2006            2005            2006            2005            2006            2005
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 $     22,493    $    (10,331)   $        441    $     (1,397)   $        (67)   $         (3)   $     (2,879)   $     13,843
      195,323           4,105          11,875             100             426              35          (2,494)             23

     (121,155)         52,268          (6,768)          5,025              (2)              2           9,584          (9,290)
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


       96,661          46,042           5,548           3,728             357              34           4,211           4,576
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

          611          71,988           3,219          35,761              --           2,098          18,273         287,352

       36,712          42,012           4,726           9,905          10,317              --          19,088         140,078
           --            (112)             --             (10)             --              --              --              (4)
         (660)         (4,843)             --            (253)             --              --            (579)         (1,643)

     (776,056)        (12,436)       (103,987)           (508)        (12,805)             (1)       (496,444)           (105)
           --          (5,546)             --              --              --              --              --              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     (739,393)         91,063         (96,042)         44,895          (2,488)          2,097        (459,662)        425,678
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     (642,732)        137,105         (90,494)         48,623          (2,131)          2,131        (455,451)        430,254

      642,732         505,627          90,494          41,871           2,131              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 $         --    $    642,732    $         --    $     90,494    $         --    $      2,131    $         --    $    455,451
 ============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                                                     Travelers Style Focus Series:
                                        Travelers Quality Bond        Travelers Strategic Equity           Small Cap Growth
                                              Subaccount                      Subaccount                      Subaccount
                                     ----------------------------    ----------------------------    ----------------------------
                                          2006            2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $     86,772    $    (30,492)   $       (612)   $     (2,913)   $         (2)   $         --
  Realized gain (loss) ...........       (130,756)         (6,052)         49,490           1,080              30              --
  Change in unrealized gain (loss)
    on investments ...............         27,775          33,534         (38,647)          1,749              --              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations .................        (16,209)         (3,010)         10,231             (84)             28              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..         14,324          67,700             129           5,706              --              --
  Participant transfers from other
    funding options ..............         38,822          58,340              --               6             700              --
  Administrative charges .........             (9)           (424)             --             (54)             --              --
  Contract surrenders ............       (109,438)        (89,317)             --              --              --              --
  Participant transfers to other
    funding options ..............     (1,633,587)        (92,347)       (251,048)         (6,440)           (728)             --
  Other receipts/(payments) ......             --          (5,375)             --              --              --              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........     (1,689,888)        (61,423)       (250,919)           (782)            (28)             --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets .................     (1,706,097)        (64,433)       (240,688)           (866)             --              --
Net Assets:
  Beginning of year ..............      1,706,097       1,770,530         240,688         241,554              --              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $         --    $  1,706,097    $         --    $    240,688    $         --    $         --
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

Travelers Style Focus Series:               Travelers
       Small Cap Value             U.S. Government Securities      Van Kampen LIT Comstock          Van Kampen LIT Enterprise
          Subaccount                       Subaccount                Subaccount (Class II)             Subaccount (Class II)
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
      2006            2005            2006            2005            2006            2005            2006            2005
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 $         (2)   $         --    $      5,089    $       (716)   $    (18,725)   $    (26,407)   $     (4,670)   $     (4,033)
           29              --          (7,984)             31         241,131         115,741           5,811           1,579

           --              --            (642)            666         202,339         (21,670)          8,824          19,344
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


           27              --          (3,537)            (19)        424,745          67,664           9,965          16,890
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

           --              --               1          79,959           6,188         277,631              --              --

          700              --           1,998           2,057         238,231         244,934             493             764
           --              --              --              (7)           (191)           (205)             (6)             (7)
           --              --              --              --        (197,376)        (82,197)        (43,048)        (11,038)

         (727)             --         (92,968)           (351)       (139,012)        (57,870)             --              (7)
           --              --              --              --         (54,770)         (1,355)             --              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


          (27)             --         (90,969)         81,658        (146,930)        380,938         (42,561)        (10,288)
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

           --              --         (94,506)         81,639         277,815         448,602         (32,596)          6,602

           --              --          94,506          12,867       3,125,499       2,676,897         304,858         298,256
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 $         --    $         --    $         --    $     94,506    $  3,403,314    $  3,125,499    $    272,262    $    304,858
 ============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                     METLIFE OF CT SEPARATE ACCOUNT FOURTEEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Concluded)
                 For the years ended December 31, 2006 and 2005

                                                                          VIP Dynamic
                                          VIP Contrafund(R)           Capital Appreciation              VIP Mid Cap
                                             Subaccount                    Subaccount                    Subaccount
                                          (Service Class 2)             (Service Class 2)             (Service Class 2)
                                     --------------------------    --------------------------    --------------------------
                                         2006           2005           2006           2005           2006           2005
                                     -----------    -----------    -----------    -----------    -----------    -----------
Operations:
  Net investment income (loss) ...   $   (26,115)   $   (35,206)   $    (1,868)   $    (1,541)   $   (41,156)   $   (37,538)
  Realized gain (loss) ...........       302,839         30,432          6,260            796        401,974         78,244
  Change in unrealized gain (loss)
    on investments ...............       (22,855)       289,060          7,494         15,518       (113,510)       284,626
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      operations .................       253,869        284,286         11,886         14,773        247,308        325,332
                                     -----------    -----------    -----------    -----------    -----------    -----------
Unit Transactions:
  Participant purchase payments ..        59,839        471,659          6,350          2,500        148,789        494,541
  Participant transfers from other
    funding options ..............       404,266        443,010          2,289         28,768        163,430        186,434
  Administrative charges .........          (314)          (254)           (20)           (13)          (322)          (228)
  Contract surrenders ............       (83,186)       (97,303)        (1,924)          (409)      (226,916)       (77,590)
  Participant transfers to other
    funding options ..............      (153,295)       (89,137)       (11,798)        (8,160)      (295,258)       (93,925)
  Other receipts/(payments) ......       (46,785)          (267)            --             --             --        (30,213)
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........       180,525        727,708         (5,103)        22,686       (210,277)       479,019
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets .................       434,394      1,011,994          6,783         37,459         37,031        804,351
Net Assets:
  Beginning of year ..............     2,593,226      1,581,232        110,225         72,766      2,501,069      1,696,718
                                     -----------    -----------    -----------    -----------    -----------    -----------
  End of year ....................   $ 3,027,620    $ 2,593,226    $   117,008    $   110,225    $ 2,538,100    $ 2,501,069
                                     ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                          NOTES TO FINANCIAL STATEMENTS

1. BUSINESS

MetLife of CT Separate Account Fourteen for Variable Annuities ("Separate Account Fourteen") (formerly, TLAC Separate Account Fourteen for Variable Annuities) is a separate account of MetLife Life and Annuity Company of Connecticut (the "Company") (formerly, The Travelers Life and Annuity Company), an indirect wholly owned subsidiary of MetLife, Inc., a Delaware corporation, and is available for funding certain variable annuity contracts issued by the Company. Separate Account Fourteen, established on November 14, 2002, is registered under the Investment Company Act of 1940, as amended, as a unit investment  trust.  The  products  supported  by Separate  Account  Fourteen are
Pioneer AnnuiStar Value Annuity, Pioneer AnnuiStar Variable Annuity and Portfolio Architect II Annuity.

Separate Account Fourteen is divided into Subaccounts, each of which is treated as an individual Separate Account for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolios, series or funds (with the same name), of registered investment management companies, (collectively, the "Funds") which are presented below. For convenience, the portfolios, series or funds are referred to as "portfolios."

      AIM Variable Insurance Funds                                      Lord Abbett Series Fund, Inc.
      American Funds Insurance Series                                   Met Investors Series Trust
      Dreyfus Variable Investment Fund                                  Metropolitan Series Fund, Inc.
      Franklin Templeton Variable Insurance Products Trust              PIMCO Variable Insurance Trust
      Janus Aspen Series                                                Pioneer Variable Contracts Trust
      Legg Mason Partners Variable Portfolios I, Inc.                   Putnam Variable Trust
      Legg Mason Partners Variable Portfolios II                        Van Kampen Life Investment Trust
      Legg Mason Partners Variable Portfolios III, Inc.                 Variable Insurance Products Fund

Participant purchase payments applied to Separate Account Fourteen are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts were available for investment as of December 31, 2006 (the share class indicated in parentheses is that of the portfolio in which the Subaccount invests):


      AIM V.I. Capital Appreciation Subaccount (Series II)
      AIM V.I. Mid Cap Core Equity Subaccount (Series II)
      American Funds Global Growth Subaccount (Class 2)
      American Funds Growth Subaccount (Class 2)
      American Funds Growth-Income Subaccount (Class 2)
      Dreyfus VIF Appreciation Subaccount (Initial Shares)
      Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
      FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) FTVIPT Templeton Foreign Securities Subaccount (Class 2)
      Janus Aspen Global Life Sciences Subaccount (Service Shares)
      Janus Aspen Global Technology Subaccount (Service Shares)
      Janus Aspen Worldwide Growth Subaccount (Service Shares)
      LMPVPI All Cap Subaccount (Class I)
      LMPVPI All Cap Subaccount (Class II)
      LMPVPI Investors Subaccount (Class I)
      LMPVPI Large Cap Growth Subaccount (Class I)
      LMPVPI Small Cap Growth Subaccount (Class I)
      LMPVPI Total Return Subaccount (Class II)
      LMPVPII Aggressive Growth Subaccount (Class I)
      LMPVPII Aggressive Growth Subaccount (Class II)

      LMPVPII Equity Index Subaccount (Class II)
      LMPVPII Growth and Income Subaccount (Class I)
      LMPVPIII Adjustable Rate Income Subaccount
      LMPVPIII Social Awareness Stock Subaccount
      Lord Abbett Growth and Income Subaccount (Class VC)
      Lord Abbett Mid-Cap Value Subaccount (Class VC)
      MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
      MIST BlackRock High Yield Subaccount (Class A)
      MIST BlackRock Large-Cap Core Subaccount (Class A)
      MIST Dreman Small-Cap Value Subaccount (Class A)
      MIST Harris Oakmark International Subaccount (Class A)
      MIST Janus Capital Appreciation Subaccount (Class A)
      MIST Legg Mason Partners Managed Assets Subaccount (Class A)
      MIST Lord Abbett Bond Debenture Subaccount (Class A)
      MIST Lord Abbett Growth and Income Subaccount (Class B)
      MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
      MIST Met/AIM Capital Appreciation Subaccount (Class A)
      MIST Met/AIM Small Cap Growth Subaccount (Class A)
      MIST MFS(R) Value Subaccount (Class A)
      MIST Neuberger Berman Real Estate Subaccount (Class A)
      MIST Oppenheimer Capital Appreciation Subaccount (Class B)
      MIST Pioneer Fund Subaccount (Class A)
      MIST Pioneer Mid-Cap Value Subaccount (Class A)
      MIST Pioneer Strategic Income Subaccount (Class A)
      MIST Third Avenue Small Cap Value Subaccount (Class B)
      MSF BlackRock Aggressive Growth Subaccount (Class D)
      MSF BlackRock Bond Income Subaccount (Class A)
      MSF BlackRock Money Market Subaccount (Class A)
      MSF FI Large Cap Subaccount (Class A)
      MSF FI Value Leaders Subaccount (Class D)
      MSF MetLife Aggressive Allocation Subaccount (Class B)
      MSF MetLife Conservative Allocation Subaccount (Class B) *
      MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) MSF MetLife Moderate Allocation Subaccount (Class B)
      MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) MSF MFS(R) Total Return Subaccount (Class F)
      MSF Oppenheimer Global Equity Subaccount (Class B)
      MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
      MSF Western Asset Management High Yield Bond Subaccount (Class A) MSF Western Asset Management U.S. Government Subaccount (Class A) PIMCO VIT Real Return Subaccount (Administrative Class)
      PIMCO VIT Total Return Subaccount (Administrative Class)
      Pioneer America Income VCT Subaccount (Class II)
      Pioneer Cullen Value VCT Subaccount (Class II)
      Pioneer Emerging Markets VCT Subaccount (Class II)
      Pioneer Equity Income VCT Subaccount (Class II)
      Pioneer Equity Opportunity VCT Subaccount (Class II) *
      Pioneer Fund VCT Subaccount (Class II)
      Pioneer Global High Yield VCT Subaccount (Class II)

      Pioneer Growth Shares VCT Subaccount (Class II)
      Pioneer High Yield VCT Subaccount (Class II)
      Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) Pioneer Ibbotson Growth Allocation VCT Subaccount (Class II) Pioneer Ibbotson Moderate Allocation VCT Subaccount (Class II) Pioneer International Value VCT Subaccount (Class II)
      Pioneer Mid Cap Value VCT Subaccount (Class II)
      Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) Pioneer Real Estate Shares VCT Subaccount (Class II)
      Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) Pioneer Small Cap Value VCT Subaccount (Class II)
      Pioneer Strategic Income VCT Subaccount (Class II)
      Pioneer Value VCT Subaccount (Class II)
      Putnam VT International Equity Subaccount (Class IB)
      Putnam VT Small Cap Value Subaccount (Class IB)
      Van Kampen LIT Comstock Subaccount (Class II)
      Van Kampen LIT Enterprise Subaccount (Class II)
      VIP Contrafund(R) Subaccount (Service Class 2)
      VIP Dynamic Capital Appreciation Subaccount (Service Class 2) VIP Mid Cap Subaccount (Service Class 2)


     * No net assets as of December 31, 2006

      The operations of the Subaccounts changed as follows during the years ended December 31, 2006 and 2005:

      For the year ended December 31, 2006:

      Name changes:

      Old Name                                                          New Name
      --------                                                          --------
      Smith Barney Equity Index Subaccount                              LMPVPII Equity Index Subaccount
      Salomon Brothers Variable Aggressive Growth Subaccount            LMPVPII Aggressive Growth Subaccount
      Salomon Brothers Variable Growth & Income Subaccount              LMPVPII Growth and Income Subaccount
      Salomon Brothers Variable All Cap Subaccount                      LMPVPI All Cap Subaccount
      Salomon Brothers Variable Investors Subaccount                    LMPVPI Investors Subaccount
      Salomon Brothers Variable Large Cap Growth Subaccount             LMPVPI Large Cap Growth Subaccount
      Salomon Brothers Variable Small Cap Growth Subaccount             LMPVPI Small Cap Growth Subaccount
      Salomon Brothers Variable Total Return Subaccount                 LMPVPI Total Return Subaccount
      SB Adjustable Rate Income Subaccount                              LMPVPIII Adjustable Rate Income Subaccount
      Social Awareness Stock Subaccount                                 LMPVPIII Social Awareness Stock Subaccount
      Federated High Yield Subaccount                                   BlackRock High Yield Subaccount
      Mercury Large-Cap Core Subaccount                                 BlackRock Large-Cap Core Subaccount

      Mergers:

      Old Portfolio                                                     New Portfolio
      -------------                                                     -------------
      Capital Appreciation Fund (a)                                     Janus Capital Appreciation Portfolio (b)
      High Yield Bond Trust (a)                                         Western Asset Management High Yield Bond Portfolio (b)
      Managed Assets Trust (a)                                          Legg Mason Partners Managed Assets Portfolio (b)
      Money Market Portfolio (a)                                        BlackRock Money Market Portfolio (b)
      Pioneer Small Company VCT Portfolio (c)                           Pioneer Small Cap Value VCT Portfolio (d)
      Travelers AIM Capital Appreciation Portfolio (a)                  Met/AIM Capital Appreciation Portfolio (b)
      Travelers Convertible Securities Portfolio (a)                    Lord Abbett Bond Debenture Portfolio (b)

      Mergers - (Continued)

      Travelers Disciplined Mid Cap Stock Portfolio (a)                 Batterymarch Mid-Cap Stock Portfolio (b)
      Travelers Federated High Yield Portfolio (a)                      Federated High Yield Portfolio (b)
      Travelers Federated Stock Portfolio (a)                           Lord Abbett Growth and Income Portfolio (b)
      Travelers Mercury Large-Cap Core Portfolio (a)                    Mercury Large-Cap Core Portfolio (b)
      Travelers MFS Value Portfolio (a)                                 MFS Value Portfolio (b)
      Travelers Mondrian International Stock Portfolio (a)              Harris Oakmark International Portfolio (b)
      Travelers Pioneer Fund Portfolio (a)                              Pioneer Fund Portfolio (b)
      Travelers Pioneer Mid Cap Value Portfolio (a)                     Pioneer Mid-Cap Value Portfolio (b)
      Travelers Pioneer Strategic Income Portfolio (a)                  Pioneer Strategic Income Portfolio (b)
      Travelers Style Focus Series: Small Cap Growth Portfolio (a)      Met/AIM Small Cap Growth Portfolio (b)
      Travelers Style Focus Series: Small Cap Value Portfolio (a)       Dreman Small-Cap Value Portfolio (b)
      Travelers Equity Income Portfolio (a)                             FI Value Leaders Portfolio (b)
      Travelers Large Cap Portfolio (a)                                 FI Large Cap Portfolio (b)
      Travelers Managed Allocation: Conservative Portfolio (a)          MetLife Conservative Allocation Portfolio (b)
      Travelers Managed Allocation: Moderate-Conservative               MetLife Conservative to Moderate Allocation
      Portfolio (a)                                                     Portfolio (b)
      Travelers Managed Allocation: Moderate Portfolio (a)              MetLife Moderate Allocation Portfolio (b)
      Travelers Managed Allocation: Moderate-Aggressive                 MetLife Moderate to Aggressive Allocation
      Portfolio (a)                                                     Portfolio (b)
      Travelers Managed Allocation: Aggressive Portfolio (a)            MetLife Aggressive Allocation Portfolio (b)
      Travelers MFS Mid Cap Growth Portfolio (a)                        BlackRock Aggressive Growth Portfolio (b)
      Travelers MFS Total Return Portfolio (a)                          MFS Total Return Portfolio (b)
      Travelers Strategic Equity Portfolio (a)                          FI Large Cap Portfolio (b)
      Travelers Quality Bond Portfolio (a)                              BlackRock Bond Income Portfolio (b)
      Travelers U.S. Government Securities Portfolio (a)                Western Asset Management U.S. Government Portfolio (b)
      Pioneer Europe VCT Portfolio (e)                                  Pioneer International Value VCT Portfolio (f)
      Pioneer Balanced VCT Portfolio (e)                                Pioneer Ibbotson Moderate Allocation VCT Portfolio (f)
      Pioneer AmPac Growth VCT Portfolio (e)                            Pioneer Oak Ridge Large Cap Growth VCT Portfolio (f)

      (a) For the period January 1, 2006 to April 30, 2006
      (b) For the period May 1, 2006 to December 31, 2006
      (c) For the period January 1, 2006 to May 23, 2006
      (d) For the period May 24, 2006 to December 31, 2006
      (e) For the period January 1, 2006 to December 14, 2006
      (f) For the period December 15, 2006 to December 31, 2006

      Substitutions:

      Old Portfolio                                                     New Portfolio
      -------------                                                     -------------
      Delaware VIP REIT Portfolio (g)                                   Neuberger Berman Real Estate Portfolio (h)
      Janus Aspen Balanced Portfolio (g)                                MFS Total Return Portfolio (h)
      AllianceBernstein Large Cap Growth Portfolio (g)                  T. Rowe Price Large Cap Growth Portfolio (h)
      Mercury Value Opportunities V.I. Portfolio (g)                    Third Avenue Small Cap Value Portfolio (h)
      Mercury Global Allocation V.I. Portfolio (g)                      Oppenheimer Global Equity Portfolio (h)
      Mutual Shares Securities Portfolio (g)                            Lord Abbett Growth and Income Portfolio (h)
      Templeton Growth Securities Portfolio (g)                         Oppenheimer Global Equity Portfolio (h)
      Oppenheimer Capital Appreciation Portfolio/VA (g)                 Oppenheimer Capital Appreciation Portfolio (h)
      Oppenheimer Main Street Portfolio/VA (g)                          Lord Abbett Growth and Income Portfolio (h)
      Oppenheimer Global Securities Portfolio/VA (g)                    Oppenheimer Global Equity Portfolio (h)
      Lazard Retirement Small Cap Portfolio (i)                         Third Avenue Small Cap Value Portfolio (j)

      (g) For the period January 1, 2006 to April 30, 2006
      (h) For the period May 1, 2006 to December 31, 2006
      (i) For the period January 1, 2006 to November 12, 2006
      (j) For the period November 13, 2006 to December 31, 2006

1. BUSINESS -- (Concluded)

      For the year ended December 31, 2005:

      Mergers:

      Old Portfolio                                                     New Portfolio
      -------------                                                     -------------
      Travelers MFS Emerging Growth Portfolio                           MFS Mid Cap Growth Portfolio

      Additions:
      Travelers Managed Allocation: Aggressive Subaccount
      Travelers Managed Allocation: Conservative Subaccount Travelers Managed Allocation: Moderate Subaccount
      Travelers Managed Allocation: Moderate-Aggressive Subaccount Travelers Managed Allocation: Moderate-Conservative Subaccount Pioneer Cullen Value VCT Subaccount
      Pioneer Equity Opportunity VCT Subaccount
      Pioneer Global High Yield VCT Subaccount
      Pioneer Ibbotson Aggressive Allocation VCT Subaccount
      Pioneer Ibbotson Growth Allocation VCT Subaccount
      Pioneer Ibbotson Moderate Allocation VCT Subaccount
      Pioneer Mid Cap Value VCT Subaccount
      Salomon Brothers Variable All Cap Subaccount
      Travelers Style Focus Series: Small Cap Growth Subaccount Travelers Style Focus Series: Small Cap Value Subaccount

Not all funds may be available in all states or to all contract owners.

This report is prepared for the general information of contract owners and is not an offer of units of Separate Account Fourteen or shares of Separate Account Fourteen's underlying funds. It should not be used in connection with any offer except in conjunction with the prospectus for Separate Account Fourteen product(s) offered by the Company and the prospectuses for the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by Separate Account Fourteen in the preparation of its financial statements.

Investments are valued daily at the net asset values per share of the underlying funds. Short-term investments are reported at fair value based on quoted market prices. Short-Term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value. Changes in fair values are recorded in the Statement of Operations.

Security transactions are recorded on the trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

Included in "Other receipts/(payments)" in the Statement of Changes in Net Assets are primarily contract benefits which have been re-deposited with the Company and distributions for payouts.

The operations of Separate Account Fourteen form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code (the "Code") of 1986. Under existing federal income tax law, no taxes are payable on the earnings of Separate Account Fourteen. Separate Account Fourteen is not taxed as a "regulated investment company" under Subchapter M of the Code.

Net Assets allocated to contracts in the payout period are computed according to the Annuity 2000 Table. The assumed investment return is 3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

The financial highlights disclosure is comprised of the units, unit values, net assets, investment income ratio, expense ratios and total returns for each Subaccount. Since each Subaccount offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the Subaccount for the entire year.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and/or annuity unit values:

      -     Mortality and Expense Risks assumed by the Company ("M&E")
      -     Administrative fees paid for administrative expenses ("ADM")
      -     Enhanced  Stepped-up  Provision,  if elected by the  contract  owner
            ("E.S.P.")
      - Guaranteed Minimum Withdrawal Benefit, if elected by the contract owner ("GMWB")
      - Guaranteed Minimum Withdrawal Benefit for Life, if elected by the contract owner ("GMWB L")
      - Guaranteed Minimum Accumulation Benefit, if elected by the contract owner ("GMAB")

Below is a table displaying separate account charges with their associated products offered in this Separate Account for each funding option. The table displays the following death benefit ("Dth Ben") designations; Standard ("S"), Enhanced ("E"), Roll up ("R") , and Step up ("SU").

                                                                                    Asset-based Charges
                                                     -------------------------------------------------------------------------------
                                                                                         Optional Features
                                                                     ------------------------------------------------------
Separate Account    Dth                                                                                                        Total
   Charge (1)       Ben   Product                     M&E     ADM     E.S.P.   GMWB I   GMWB II   GMWB III   GMWB L   GMAB    Charge
-----------------   ---   -------                    -----   -----   -------  -------- --------- ---------- -------- ------  -------
Separate Account
  Charge 1.45%       S    Portfolio Architect II
                            (notes 2-3)              1.30%   0.15%                                                             1.45%
Separate Account
  Charge 1.50%       S    Pioneer AnnuiStar Value    1.35%   0.15%                                                             1.50%
Separate Account
  Charge 1.55%       S    Pioneer AnnuiStar          1.40%   0.15%                                                             1.55%
                    SU    Portfolio Architect II
                            (notes 2-3)              1.40%   0.15%                                                             1.55%
Separate Account
Charge 1.65%         S    Portfolio Architect II
                            (notes 2-3)              1.30%   0.15%    0.20%                                                    1.65%
Separate Account
  Charge 1.70%       S    Pioneer AnnuiStar Value    1.35%   0.15%    0.20%                                                    1.70%
                     S    Portfolio Architect II
                              (notes 2-3)            1.30%   0.15%                                  0.25%                      1.70%

                                                                                    Asset-based Charges
                                                     -------------------------------------------------------------------------------
                                                                                         Optional Features
                                                                     ------------------------------------------------------
Separate Account    Dth                                                                                                        Total
   Charge (1)       Ben   Product                     M&E     ADM     E.S.P.   GMWB I   GMWB II   GMWB III   GMWB L   GMAB    Charge
-----------------   ---   -------                    -----   -----   -------  -------- --------- ---------- -------- ------  -------
Separate Account
  Charge 1.75%       E    Pioneer AnnuiStar          1.60%   0.15%                                                             1.75%
                     S    Pioneer AnnuiStar          1.40%   0.15%    0.20%                                                    1.75%
                     S    Pioneer AnnuiStar Value    1.35%   0.15%                                  0.25%                      1.75%
                     E    Pioneer AnnuiStar Value    1.60%   0.15%                                                             1.75%
                     R    Portfolio Architect II
                            (notes 2-3)              1.60%   0.15%                                                             1.75%
                    SU    Portfolio Architect II
                            (notes 2-3)              1.40%   0.15%    0.20%                                                    1.75%
Separate Account
  Charge 1.80%       S    Pioneer AnnuiStar          1.40%   0.15%                                  0.25%                      1.80%
                    SU    Portfolio Architect II
                            (notes 2-3)              1.40%   0.15%                                  0.25%                      1.80%
Separate Account
  Charge 1.85%       S    Portfolio Architect II
                            (notes 2-3)              1.30%   0.15%              0.40%                                          1.85%
Separate Account
  Charge 1.90%       S    Pioneer AnnuiStar Value    1.35%   0.15%              0.40%                                          1.90%
                     S    Portfolio Architect II
                            (notes 2-3)              1.30%   0.15%    0.20%                         0.25%                      1.90%
Separate Account
  Charge 1.95%       E    Pioneer AnnuiStar          1.60%   0.15%    0.20%                                                    1.95%
                     S    Pioneer AnnuiStar          1.40%   0.15%              0.40%                                          1.95%
                     S    Pioneer AnnuiStar Value    1.35%   0.15%    0.20%                         0.25%                      1.95%
                     E    Pioneer AnnuiStar Value    1.60%   0.15%    0.20%                                                    1.95%
                     R    Portfolio Architect II
                            (notes 2-3)              1.60%   0.15%    0.20%                                                    1.95%
                     S    Portfolio Architect II
                            (notes 2-3)              1.30%   0.15%                        0.50%                                1.95%
                     S    Portfolio Architect II
                            (notes 2-3)              1.30%   0.15%                                                    0.50%    1.95%
                    SU    Portfolio Architect II
                            (notes 2-3)              1.40%   0.15%              0.40%                                          1.95%
Separate Account
  Charge 2.00%       E    Pioneer AnnuiStar          1.60%   0.15%                                  0.25%                      2.00%
                     S    Pioneer AnnuiStar          1.40%   0.15%    0.20%                         0.25%                      2.00%
                     S    Pioneer AnnuiStar Value    1.35%   0.15%                                                    0.50%    2.00%
                     S    Pioneer AnnuiStar Value    1.35%   0.15%                        0.50%                                2.00%
                     E    Pioneer AnnuiStar Value    1.60%   0.15%                                  0.25%                      2.00%
                     R    Portfolio Architect II
                            (notes 2-3)              1.60%   0.15%                                  0.25%                      2.00%
                    SU    Portfolio Architect II
                            (notes 2-3)              1.40%   0.15%    0.20%                         0.25%                      2.00%
Separate Account
  Charge 2.05%       S    Pioneer AnnuiStar          1.40%   0.15%                                                    0.50%    2.05%
                     S    Pioneer AnnuiStar          1.40%   0.15%                        0.50%                                2.05%
                     S    Portfolio Architect II
                            (notes 2-3)              1.30%   0.15%    0.20%     0.40%                                          2.05%
                    SU    Portfolio Architect II
                            (notes 2-3)              1.40%   0.15%                        0.50%                                2.05%
                    SU    Portfolio Architect II
                            (notes 2-3)              1.40%   0.15%                                                    0.50%    2.05%
Separate Account
  Charge 2.10%       S    Pioneer AnnuiStar Value    1.35%   0.15%    0.20%     0.40%                                          2.10%

                                                                                    Asset-based Charges
                                                     -------------------------------------------------------------------------------
                                                                                         Optional Features
                                                                     ------------------------------------------------------
Separate Account    Dth                                                                                                        Total
   Charge (1)       Ben   Product                     M&E     ADM     E.S.P.   GMWB I   GMWB II   GMWB III   GMWB L   GMAB    Charge
-----------------   ---   -------                    -----   -----   -------  -------- --------- ---------- -------- ------  -------
Separate Account
  Charge 2.15%       E    Pioneer AnnuiStar          1.60%   0.15%              0.40%                                          2.15%
                     S    Pioneer AnnuiStar          1.40%   0.15%    0.20%     0.40%                                          2.15%
                     S    Pioneer AnnuiStar Value    1.35%   0.15%                                            0.65%            2.15%
                     E    Pioneer AnnuiStar Value    1.60%   0.15%              0.40%                                          2.15%
                     R    Portfolio Architect II
                            (notes 2-3)              1.60%   0.15%              0.40%                                          2.15%
                     S    Portfolio Architect II
                            (notes 2-3)              1.30%   0.15%    0.20%               0.50%                                2.15%
                     S    Portfolio Architect II
                            (notes 2-3)              1.30%   0.15%    0.20%                                           0.50%    2.15%
                    SU    Portfolio Architect II
                            (notes 2-3)              1.40%   0.15%    0.20%     0.40%                                          2.15%
Separate Account
  Charge 2.20%       S    Pioneer AnnuiStar          1.40%   0.15%                                            0.65%            2.20%
                     E    Pioneer AnnuiStar          1.60%   0.15%    0.20%                         0.25%                      2.20%
                     S    Pioneer AnnuiStar Value    1.35%   0.15%    0.20%                                           0.50%    2.20%
                     S    Pioneer AnnuiStar Value    1.35%   0.15%    0.20%               0.50%                                2.20%
                     E    Pioneer AnnuiStar Value    1.60%   0.15%    0.20%                         0.25%                      2.20%
                     R    Portfolio Architect II
                            (notes 2-3)              1.60%   0.15%    0.20%                         0.25%                      2.20%
Separate Account
  Charge 2.25%       E    Pioneer AnnuiStar          1.60%   0.15%                                                    0.50%    2.25%
                     E    Pioneer AnnuiStar          1.60%   0.15%                        0.50%                                2.25%
                     S    Pioneer AnnuiStar          1.40%   0.15%    0.20%                                           0.50%    2.25%
                     S    Pioneer AnnuiStar          1.40%   0.15%    0.20%               0.50%                                2.25%
                     E    Pioneer AnnuiStar Value    1.60%   0.15%                                                    0.50%    2.25%
                     E    Pioneer AnnuiStar Value    1.60%   0.15%                        0.50%                                2.25%
                     R    Portfolio Architect II
                            (notes 2-3)              1.60%   0.15%                        0.50%                                2.25%
                     R    Portfolio Architect II
                            (notes 2-3)              1.60%   0.15%                                                    0.50%    2.25%
                    SU    Portfolio Architect II
                            (notes 2-3)              1.40%   0.15%    0.20%                                           0.50%    2.25%
                    SU    Portfolio Architect II
                            (notes 2-3)              1.40%   0.15%    0.20%               0.50%                                2.25%
Separate Account
  Charge 2.30%       S    Pioneer AnnuiStar Value    1.35%   0.15%                                            0.80%            2.30%
Separate Account
  Charge 2.35%       S    Pioneer AnnuiStar          1.40%   0.15%                                            0.80%            2.35%
                     E    Pioneer AnnuiStar          1.60%   0.15%    0.20%     0.40%                                          2.35%
                     S    Pioneer AnnuiStar Value    1.35%   0.15%    0.20%                                   0.65%            2.35%
                     E    Pioneer AnnuiStar Value    1.60%   0.15%    0.20%     0.40%                                          2.35%
                     R    Portfolio Architect II
                            (notes 2-3)              1.60%   0.15%    0.20%     0.40%                                          2.35%
Separate Account
  Charge 2.40%       S    Pioneer AnnuiStar          1.40%   0.15%    0.20%                                   0.65%            2.40%
                     E    Pioneer AnnuiStar          1.60%   0.15%                                            0.65%            2.40%
                     E    Pioneer AnnuiStar Value    1.60%   0.15%                                            0.65%            2.40%
Separate Account
  Charge 2.45%       E    Pioneer AnnuiStar          1.60%   0.15%    0.20%                                           0.50%    2.45%
                     E    Pioneer AnnuiStar          1.60%   0.15%    0.20%               0.50%                                2.45%
                     E    Pioneer AnnuiStar Value    1.60%   0.15%    0.20%                                           0.50%    2.45%
                     E    Pioneer AnnuiStar Value    1.60%   0.15%    0.20%               0.50%                                2.45%
                     R    Portfolio Architect II
                            (notes 2-3)              1.60%   0.15%    0.20%               0.50%                                2.45%
                     R    Portfolio Architect II
                            (notes 2-3)              1.60%   0.15%    0.20%                                           0.50%    2.45%

                                                                                    Asset-based Charges
                                                     -------------------------------------------------------------------------------
                                                                                         Optional Features
                                                                     ------------------------------------------------------
Separate Account    Dth                                                                                                        Total
   Charge (1)       Ben   Product                     M&E     ADM     E.S.P.   GMWB I   GMWB II   GMWB III   GMWB L   GMAB    Charge
-----------------   ---   -------                    -----   -----   -------  -------- --------- ---------- -------- ------  -------
Separate Account
  Charge 2.50%       S    Pioneer AnnuiStar Value    1.35%   0.15%    0.20%                                   0.80%            2.50%
Separate Account
  Charge 2.55%       S    Pioneer AnnuiStar          1.40%   0.15%    0.20%                                   0.80%            2.55%
                     E    Pioneer AnnuiStar          1.60%   0.15%                                            0.80%            2.55%
                     E    Pioneer AnnuiStar Value    1.60%   0.15%                                            0.80%            2.55%
Separate Account
  Charge 2.60%       E    Pioneer AnnuiStar          1.60%   0.15%    0.20%                                   0.65%            2.60%
                     E    Pioneer AnnuiStar Value    1.60%   0.15%    0.20%                                   0.65%            2.60%
Separate Account
  Charge 2.75%       E    Pioneer AnnuiStar          1.60%   0.15%    0.20%                                   0.80%            2.75%
                     E    Pioneer AnnuiStar Value    1.60%   0.15%    0.20%                                   0.80%            2.75%


(1) Certain accumulation and annuity unit values may not be available through certain Subaccounts.

(2) An amount equal to the underlying fund expenses that are in excess of 0.90% is being waived for the Harris Oakmark International Subaccount (Class A) of the Met Investors Series Trust.

(3) A waiver of 0.15% of the M&E charge applies to the Subaccount investing in the Western Asset Management U.S. Government Subaccount (Class A) of the Metropolitan Series Fund, Inc.

For Contracts in the accumulation phase with a value of less than $40,000, an annual charge of $30 is assessed through the redemption of units and paid to The Company to cover administrative charges.

A withdrawal charge will be applied to withdrawals from the contract and will be calculated as a percentage of the purchase payments and any purchase payment credits withdrawn. The maximum percentage is 6%, decreasing to 0% after seven full years for all products.

In the annuity phase, if the Variable Liquidity Benefit is selected, there is a surrender charge associated with the amounts withdrawn. The maximum charge, applied to the amount withdrawn, is 6% decreasing to 0% after seven full years for all products and assessed through the redemption of units.

For a full explanation of product charges and associated product features and benefits please refer to your product prospectus.

4. STATEMENT OF INVESTMENTS

                                                                                As of and for the period ended December 31, 2006
                                                                           ---------------------------------------------------------
INVESTMENTS                                                                   No. of         Market         Cost of       Proceeds
                                                                              Shares          Value        Purchases     from Sales
                                                                           ------------   ------------   ------------   ------------
AIM Variable Insurance Funds (1.5%)
  AIM V.I. Capital Appreciation Subaccount (Series II) (Cost $910,336)          42,807   $  1,109,130   $     40,554   $    146,406
  AIM V.I. Mid Cap Core Equity Subaccount (Series II) (Cost $891,964)           70,815        950,332        114,293        124,221
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $1,802,300)                                                    113,622   $  2,059,462   $    154,847   $    270,627
                                                                          ============   ============   ============   ============
AllianceBernstein Variable Products Series Fund, Inc. (0.0%)
             AllianceBernstein Large-Cap Growth Subaccount (Class B)
    Total (Cost $0)                                                                 --   $         --   $      3,767   $    144,055
                                                                          ============   ============   ============   ============
American Funds Insurance Series (17.2%)
  American Funds Global Growth Subaccount (Class 2) (Cost $2,468,409)          153,558   $  3,576,362   $    349,689   $    276,798
  American Funds Growth Subaccount (Class 2) (Cost $7,373,275)                 153,055      9,807,733        732,752        753,656
  American Funds Growth-Income Subaccount (Class 2) (Cost $8,225,690)          237,000      9,999,019        822,804        439,981
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $18,067,374)                                                   543,613   $ 23,383,114   $  1,905,245   $  1,470,435
                                                                          ============   ============   ============   ============
Capital Appreciation Fund (0.0%)
  Capital Appreciation Subaccount
    Total (Cost $0)                                                                 --   $         --   $    168,872   $    778,005
                                                                          ============   ============   ============   ============
Delaware VIP Trust (0.0%)
  Delaware VIP REIT Subaccount (Standard Class)
    Total (Cost $0)                                                                 --   $         --   $    236,100   $  2,368,371
                                                                          ============   ============   ============   ============
Dreyfus Variable Investment Fund (0.9%)
  Dreyfus VIF Appreciation Subaccount (Initial Shares) (Cost $438,195)          12,719   $    541,202   $     15,367   $     87,350
  Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
    (Cost $658,012)                                                             17,355        729,417         82,000         46,601
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $1,096,207)                                                     30,074   $  1,270,619   $     97,367   $    133,951
                                                                          ============   ============   ============   ============
FAM Variable Series Funds, Inc. (0.0%)
  FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (Cost $0)             --   $         --   $     59,436   $  1,593,933
  FAMVS Mercury Value Opportunities V.I. Subaccount (Class III)
    (Cost $0)                                                                       --             --         84,909        843,672
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $0)                                                                 --   $         --   $    144,345   $  2,437,605
                                                                          ============   ============   ============   ============
Franklin Templeton Variable Insurance Products Trust (7.6%)
  FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2)
    (Cost $1,779,988)                                                          109,082   $  2,241,630   $    115,437   $    457,278
  FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2)
    (Cost $1,332,080)                                                           74,918      1,657,925         31,220        688,168
  FTVIPT Mutual Shares Securities Subaccount (Class 2) (Cost $0)                    --             --         50,519      3,422,360
  FTVIPT Templeton Developing Markets Securities Subaccount (Class 2)
    (Cost $1,172,931)                                                          132,972      1,833,681        241,356        212,855
  FTVIPT Templeton Foreign Securities Subaccount (Class 2)
    (Cost $3,385,345)                                                          242,295      4,535,770        374,133        357,418
  FTVIPT Templeton Growth Securities Subaccount (Class 2) (Cost $0)                 --             --        102,801      2,806,742
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $7,670,344)                                                    559,267   $ 10,269,006   $    915,466   $  7,944,821
                                                                          ============   ============   ============   ============
High Yield Bond Trust (0.0%)
  High Yield Bond Subaccount
    Total (Cost $0)                                                                 --   $         --   $     46,828   $    380,080
                                                                          ------------   ------------   ------------   ------------
Janus Aspen Series (0.2%)
  Janus Aspen Balanced Subaccount (Service Shares) (Cost $0)                        --   $         --   $     24,109   $    393,729
  Janus Aspen Global Life Sciences Subaccount (Service Shares)
    (Cost $59,552)                                                               9,109         85,621            657         29,782
  Janus Aspen Global Technology Subaccount (Service Shares)
    (Cost $89,195)                                                              25,213        107,660          9,592          8,230
  Janus Aspen Worldwide Growth Subaccount (Service Shares)
    (Cost $62,653)                                                               2,544         81,928          9,116          5,783
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $211,400)                                                       36,866   $    275,209   $     43,474   $    437,524
                                                                          ============   ============   ============   ============

                                                                                           As of and for the period ended
                                                                                           December 31, 2006 -- (Continued)
                                                                           ---------------------------------------------------------
INVESTMENTS                                                                   No. of         Market         Cost of       Proceeds
                                                                              Shares          Value        Purchases     from Sales
                                                                           ------------   ------------   ------------   ------------
Lazard Retirement Series, Inc. (0.0%)
  Lazard Retirement Small Cap Subaccount
    Total (Cost $0)                                                                 --   $         --   $    193,929   $  1,574,172
                                                                          ============   ============   ============   ============
Legg Mason Partners Variable Portfolios I, Inc. (4.3%)
  LMPVPI All Cap Subaccount (Class I) (Cost $1,072,447)                         67,023   $  1,308,297   $    172,758   $    140,500
  LMPVPI All Cap Subaccount (Class II) (Cost $20,556)                            1,163         22,732          8,029            304
  LMPVPI Investors Subaccount (Class I) (Cost $846,208)                         66,835      1,106,123         67,950         73,829
  LMPVPI Large Cap Growth Subaccount (Class I) (Cost $1,131,218)                99,269      1,274,615         42,193        191,890
  LMPVPI Small Cap Growth Subaccount (Class I) (Cost $1,397,013)               112,114      1,643,586        191,593        158,139
  LMPVPI Total Return Subaccount (Class II) (Cost $436,682)                     38,621        480,451        207,858        158,185
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $4,904,124)                                                    385,025   $  5,835,804   $    690,381   $    722,847
                                                                          ============   ============   ============   ============
Legg Mason Partners Variable Portfolios II (3.4%)
  LMPVPII Aggressive Growth Subaccount (Class I) (Cost $813,851)                39,266   $  1,017,385   $    165,159   $     73,160
  LMPVPII Aggressive Growth Subaccount (Class II) (Cost $1,171,172)             58,924      1,506,090         37,154        517,839
  LMPVPII Equity Index Subaccount (Class II) (Cost $1,268,310)                  47,616      1,625,134         62,273        275,992
  LMPVPII Growth and Income Subaccount (Class I) (Cost $402,998)                88,187        497,377         73,492         53,442
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $3,656,331)                                                    233,993   $  4,645,986   $    338,078   $    920,433
                                                                          ============   ============   ============   ============
Legg Mason Partners Variable Portfolios III, Inc. (0.4%)
  LMPVPIII Adjustable Rate Income Subaccount (Cost $517,838)                    51,469   $    508,513   $     57,526   $     25,032
  LMPVPIII Social Awareness Stock Subaccount (Cost $75,744)                      3,086         83,298          1,758          3,384
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $593,582)                                                       54,555   $    591,811   $     59,284   $     28,416
                                                                          ============   ============   ============   ============
Lord Abbett Series Fund, Inc. (2.9%)
  Lord Abbett Growth and Income Subaccount (Class VC) (Cost $1,361,934)         54,008   $  1,584,594   $    138,716   $    183,404
  Lord Abbett Mid-Cap Value Subaccount (Class VC) (Cost $2,063,607)            105,465      2,297,018        367,783        312,521
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $3,425,541)                                                    159,473   $  3,881,612   $    506,499   $    495,925
                                                                          ============   ============   ============   ============
Managed Assets Trust (0.0%)
  Managed Assets Subaccount
    Total (Cost $0)                                                                 --   $         --   $      2,422   $     60,372
                                                                          ============   ============   ============   ============
Met Investors Series Trust (12.2%)
  MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (Cost $654,195)          32,459   $    630,686   $    807,164   $    140,688
  MIST BlackRock High Yield Subaccount (Class A) (Cost $1,185,698)             141,565      1,262,763      1,347,820        167,176
  MIST BlackRock Large-Cap Core Subaccount (Class A) (Cost $544,487)            52,024        582,669        757,457        208,602
  MIST Dreman Small-Cap Value Subaccount (Class A) (Cost $9,217)                   746         10,267          9,258             44
  MIST Harris Oakmark International Subaccount (Class A)
    (Cost $831,488)                                                             48,493        922,817        882,575         51,412
  MIST Janus Capital Appreciation Subaccount (Class A) (Cost $646,849)           8,639        670,711        745,888         94,855
  MIST Legg Mason Partners Managed Assets Subaccount (Class A)
    (Cost $50,713))                                                              3,006         54,322         51,771          1,071
  MIST Lord Abbett Bond Debenture Subaccount (Class A)
    (Cost $1,549,515)                                                          131,158      1,640,784      1,647,801         99,360
  MIST Lord Abbett Growth and Income Subaccount (Class B)
    (Cost $3,297,000)                                                          122,710      3,583,130      3,670,555        383,870
  MIST Lord Abbett Mid-Cap Value Subaccount (Class B) (Cost $19,029)               916         20,669         19,117             92
  MIST Met/AIM Capital Appreciation Subaccount (Class A)
    (Cost $665,085)                                                             54,627        591,611        680,352         14,357
  MIST Met/AIM Small Cap Growth Subaccount (Class A) (Cost $2,134)                 163          2,208          2,151             17
  MIST MFS(R) Value Subaccount (Class A) (Cost $387,126)                        28,704        408,739        427,901         43,368
  MIST Neuberger Berman Real Estate Subaccount (Class A)
    (Cost $1,920,350)                                                          129,869      2,354,519      2,211,666        326,721
  MIST Oppenheimer Capital Appreciation Subaccount (Class B)
    (Cost $1,065,039)                                                          118,715      1,092,177      2,255,640      1,099,847
  MIST Pioneer Fund Subaccount (Class A) (Cost $101,157)                         7,509        109,850        107,266          6,089
  MIST Pioneer Mid-Cap Value Subaccount (Class A) (Cost $12,830)                 1,124         13,422         13,038            205
  MIST Pioneer Strategic Income Subaccount (Class A) (Cost $461,292)            48,690        460,606        542,623         83,947
  MIST Third Avenue Small Cap Value Subaccount (Class B)
    (Cost $2,017,894)                                                          119,146      2,075,525      2,140,074        124,601
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $15,421,098)                                                 1,050,263   $ 16,487,475   $ 18,320,117   $  2,846,322
                                                                          ============   ============   ============   ============

                                                                                           As of and for the period ended
                                                                                           December 31, 2006 -- (Continued)
                                                                           ---------------------------------------------------------
INVESTMENTS                                                                   No. of         Market         Cost of       Proceeds
                                                                              Shares          Value        Purchases     from Sales
                                                                           ------------   ------------   ------------   ------------
Metropolitan Series Fund, Inc. (14.6%)
  MSF BlackRock Aggressive Growth Subaccount (Class D) (Cost $702,053)          29,149   $    693,735   $    730,094   $     26,539
  MSF BlackRock Bond Income Subaccount (Class A) (Cost $1,482,869)              14,331      1,556,486      1,604,151        123,745
  MSF BlackRock Money Market Subaccount (Class A) (Cost $1,695,412)             16,954      1,695,412      2,854,040      1,158,628
  MSF FI Large Cap Subaccount (Class A) (Cost $532,931)                         36,214        547,562        663,449        124,818
  MSF FI Value Leaders Subaccount (Class D) (Cost $1,882,276)                    9,399      1,954,424      2,027,313        142,685
  MSF MetLife Aggressive Allocation Subaccount (Class B) (Cost $17,529)          1,579         19,329         17,748            223
  MSF MetLife Conservative to Moderate Allocation Subaccount (Class B)
    (Cost $85,041)                                                               8,158         89,903         90,442          5,465
  MSF MetLife Moderate Allocation Subaccount (Class B) (Cost $272,415)          25,500        292,735        316,724         45,872
  MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B)
    (Cost $629,662)                                                             56,290        672,098        637,545          7,878
  MSF MFS(R) Total Return Subaccount (Class F) (Cost $5,530,189)                38,449      5,973,748      7,017,109      1,502,014
  MSF Oppenheimer Global Equity Subaccount (Class B) (Cost $5,341,451)         339,197      5,698,516      5,665,901        318,381
  MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
    (Cost $127,809)                                                              9,121        138,552        146,204         18,896
  MSF Western Asset Management High Yield Bond Subaccount (Class A)
    (Cost $357,436)                                                             37,140        382,914        402,720         47,743
  MSF Western Asset Management U.S. Government Subaccount (Class A)
    (Cost $95,673)                                                               8,121         99,888         97,561          1,924
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $18,752,746)                                                   629,602   $ 19,815,302   $ 22,271,001   $  3,524,811
                                                                          ============   ============   ============   ============
Money Market Portfolio (0.0%)
  Money Market Subaccount
    Total (Cost $0)                                                                 --   $         --   $    154,405   $  1,128,342
                                                                          ============   ============   ============   ============
Oppenheimer Variable Account Funds (0.0%)
  Oppenheimer Capital Appreciation Subaccount/VA (Service Shares)
    (Cost $0)                                                                       --   $         --   $     18,959   $  2,230,857
  Oppenheimer Global Securities Subaccount/VA (Service Shares)
    (Cost $0)                                                                       --             --         77,092      1,308,562
  Oppenheimer Main Street/VA Subaccount ( Service Shares) (Cost $0)                 --             --            540         44,549
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $0)                                                                 --   $         --   $     96,591   $  3,583,968
                                                                          ============   ============   ============   ============
PIMCO Variable Insurance Trust (4.8%)
  PIMCO VIT Real Return Subaccount (Administrative Class)
    (Cost $2,036,918)                                                          161,033   $  1,921,128   $    262,843   $    395,129
  PIMCO VIT Total Return Subaccount (Administrative Class)
    (Cost $4,737,919)                                                          456,096      4,615,690        550,742        540,164
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $6,774,837)                                                    617,129   $  6,536,818   $    813,585   $    935,293
                                                                          ============   ============   ============   ============
Pioneer Variable Contracts Trust (22.0%)
  Pioneer America Income VCT Subaccount (Class II) (Cost $1,037,762)           103,778   $  1,008,725   $    108,202   $    348,241
  Pioneer AmPac Growth VCT Subaccount (Class II) (Cost $0)                          --             --         26,187         75,912
  Pioneer Balanced VCT Subaccount (Class II) (Cost $0)                              --             --         84,852      1,068,657
  Pioneer Cullen Value VCT Subaccount (Class II) (Cost $1,119,849)              98,779      1,269,314      1,979,122      1,059,971
  Pioneer Emerging Markets VCT Subaccount (Class II) (Cost $580,299)            26,007        882,168        232,270        591,149
  Pioneer Equity Income VCT Subaccount (Class II) (Cost $1,596,672)             83,226      2,086,484        177,743        559,651
  Pioneer Europe VCT Subaccount (Class II) (Cost $0)                                --             --         13,646        187,874
  Pioneer Fund VCT Subaccount (Class II) (Cost $3,373,027)                     175,995      4,352,353         88,863        432,103
  Pioneer Global High Yield VCT Subaccount (Class II) (Cost $78,666)             7,712         80,047         94,042         35,310
  Pioneer Growth Shares VCT Subaccount (Class II) (Cost $548,622)               45,044        648,177         49,071        235,392
  Pioneer High Yield VCT Subaccount (Class II) (Cost $4,073,354)               365,378      4,022,813        830,209        984,989
  Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II)
    (Cost $380,301)                                                             34,859        432,954        262,241        358,495
  Pioneer Ibbotson Growth Allocation VCT Subaccount (Class II)
    (Cost $1,335,829)                                                          120,406      1,453,303      1,255,204        321,347
  Pioneer Ibbotson Moderate Allocation VCT Subaccount (Class II)
    (Cost $2,089,986)                                                          186,373      2,163,789      1,952,796         39,163
  Pioneer International Value VCT Subaccount (Class II) (Cost $414,849)         32,461        540,797        155,618        717,215
  Pioneer Mid Cap Value VCT Subaccount (Class II) (Cost $2,038,906)             96,886      1,960,979        970,207      1,479,028
  Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II)
    (Cost $614,318)                                                             54,711        663,641        285,525        167,019

4. STATEMENT OF INVESTMENTS -- (Concluded)

                                                                                           As of and for the period ended
                                                                                           December 31, 2006 -- (Concluded)
                                                                           ---------------------------------------------------------
INVESTMENTS                                                                   No. of         Market         Cost of       Proceeds
                                                                              Shares          Value        Purchases     from Sales
                                                                           ------------   ------------   ------------   ------------
Pioneer Variable Contracts Trust -- (Continued)
  Pioneer Real Estate Shares VCT Subaccount (Class II) (Cost $445,088)          19,809        652,913        196,650        430,533
  Pioneer Small and Mid Cap Growth VCT Subaccount (Class II)
    (Cost $268,138)                                                             24,702        302,841         54,846        100,938
  Pioneer Small Cap Value VCT Subaccount (Class II) (Cost $733,770)             51,190        909,126        196,871        475,799
  Pioneer Small Company VCT Subaccount (Class II) (Cost $0)                         --             --         15,860         97,251
  Pioneer Strategic Income VCT Subaccount (Class II) (Cost $3,109,264)         285,699      3,085,546        550,829        375,485
  Pioneer Value VCT Subaccount (Class II) (Cost $2,818,116)                    215,056      3,243,044      2,143,756        571,902
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $26,656,816)                                                 2,028,071   $ 29,759,014   $ 11,724,610   $ 10,713,424
                                                                          ============   ============   ============   ============
Putnam Variable Trust (1.1%)
  Putnam VT International Equity Subaccount (Class IB) (Cost $113,969)           8,527   $    175,997   $     32,533   $     44,400
  Putnam VT Small Cap Value Subaccount (Class IB) (Cost $1,010,576)             51,537      1,250,791        190,698        300,449
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $1,124,545)                                                     60,064   $  1,426,788   $    223,231   $    344,849
                                                                          ============   ============   ============   ============
The Travelers Series Trust (0.0%)
  Travelers AIM Capital Appreciation Subaccount (Cost $0)                           --   $         --   $     17,382   $    599,289
  Travelers Convertible Securities Subaccount (Cost $0)                             --             --         66,056      1,695,609
  Travelers Disciplined Mid Cap Stock Subaccount (Cost $0)                          --             --        141,414        816,244
  Travelers Equity Income Subaccount (Cost $0)                                      --             --        247,345      2,076,598
  Travelers Federated High Yield Subaccount (Cost $0)                               --             --        120,458      1,386,096
  Travelers Federated Stock Subaccount (Cost $0)                                    --             --         39,866        226,312
  Travelers Large Cap Subaccount (Cost $0)                                          --             --         31,919        437,325
  Travelers Managed Allocation Series: Aggressive Subaccount (Cost $0)              --             --          4,206          8,791
  Travelers Managed Allocation Series: Moderate Subaccount (Cost $0)                --             --         62,649        251,712
  Travelers Managed Allocation Series: Moderate-Aggressive Subaccount
    (Cost $0)                                                                       --             --        252,569        577,550
  Travelers Managed Allocation Series: Moderate-Conservative Subaccount
    (Cost $0)                                                                       --             --          7,593         87,442
  Travelers Mercury Large Cap Core Subaccount (Cost $0)                             --             --         44,275        796,730
  Travelers MFS(R) Mid Cap Growth Subaccount (Cost $0)                              --             --         40,477        733,830
  Travelers MFS(R) Total Return Subaccount (Cost $0)                                --             --        289,260      6,962,042
  Travelers MFS(R) Value Subaccount (Cost $0)                                       --             --         27,312        298,713
  Travelers Mondrian International Stock Subaccount (Cost $0)                       --             --         93,707        780,827
  Travelers Pioneer Fund Subaccount (Cost $0)                                       --             --          8,911        104,518
  Travelers Pioneer Mid Cap Value Subaccount (Cost $0)                              --             --         10,318         12,873
  Travelers Pioneer Strategic Income Subaccount (Cost $0)                           --             --         36,228        498,792
  Travelers Quality Bond Subaccount (Cost $0)                                       --             --        143,518      1,746,716
  Travelers Strategic Equity Subaccount (Cost $0)                                   --             --         11,226        252,606
  Travelers Style Focus Series: Small Cap Growth Subaccount (Cost $0)               --             --            718            730
  Travelers Style Focus Series: Small Cap Value Subaccount (Cost $0)                --             --            702            729
  Travelers U.S. Government Securities Subaccount (Cost $0)                         --             --          8,995         93,505
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $0)                                                                 --   $         --   $  1,707,104   $ 20,445,579
                                                                          ============   ============   ============   ============
Van Kampen Life Investment Trust (2.7%)
  Van Kampen LIT Comstock Subaccount (Class II) (Cost $2,787,659)              231,541   $  3,403,660   $    469,345   $    441,556
  Van Kampen LIT Enterprise Subaccount (Class II) (Cost $215,194)               17,499        272,289            995         48,214
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $3,002,853)                                                    249,040   $  3,675,949   $    470,340   $    489,770
                                                                          ============   ============   ============   ============
Variable Insurance Products Fund (4.2%)
  VIP Contrafund(R) Subaccount (Service Class 2) (Cost $2,552,832)              97,330   $  3,027,935   $    703,410   $    306,877
  VIP Dynamic Capital Appreciation Subaccount (Service Class 2)
    (Cost $87,766)                                                              12,344        117,020         11,982         15,828
  VIP Mid Cap Subaccount (Service Class 2) (Cost $2,049,737)                    74,112      2,538,351        585,364        533,406
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $4,690,335)                                                    183,786   $  5,683,306   $  1,300,756   $    856,111
                                                                          ============   ============   ============   ============

5. FINANCIAL HIGHLIGHTS

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation
    Subaccount (Series II)                2006       840    1.169 - 1.432   1,109           --       1.50 - 2.35       3.65 - 4.46
                                          2005       904    1.125 - 1.371   1,150           --       1.50 - 2.35      6.00 - 10.27
                                          2004       650    1.057 - 1.283     791           --       1.50 - 2.35       0.09 - 4.73
                                          2003       240    1.219 - 1.225     294           --       1.55 - 2.35      2.94 - 13.78
  AIM V.I. Mid Cap Core Equity
    Subaccount (Series II)                2006       624    1.221 - 1.606     950         0.69       1.50 - 2.35       8.41 - 9.34
                                          2005       686    1.253 - 1.470     962         0.29       1.50 - 2.35       4.81 - 5.69
                                          2004       654    1.190 - 1.392     880         0.03       1.50 - 2.35      8.63 - 11.90
                                          2003       147    1.238 - 1.244     182           --       1.55 - 2.35      5.99 - 11.70
AllianceBernstein Variable Products
Series Fund, Inc.
  AllianceBernstein Large-Cap Growth
    Subaccount (Class B)                  2006        --    1.314 - 1.358      --           --       1.45 - 2.35   (2.95) - (2.09)
                                          2005       102    1.354 - 1.387     140           --       1.45 - 2.35     12.18 - 23.18
                                          2004        87    1.207 - 1.223     106           --       1.55 - 2.35       5.88 - 6.63
                                          2003        61    1.140 - 1.147      69           --       1.55 - 2.35       3.71 - 6.03
American Funds Insurance Series
  American Funds Global Growth
  Subaccount (Class 2)                    2006     1,842    1.908 - 1.972   3,576         0.89       1.45 - 2.35      4.78 - 18.72
                                          2005     1,777    1.630 - 1.661   2,921         0.67       1.45 - 2.15     11.64 - 12.46
                                          2004     1,478    1.460 - 1.477   2,169         0.45       1.45 - 2.15      7.91 - 11.81
                                          2003       562    1.316 - 1.321     740         0.04       1.45 - 2.05      1.70 - 20.49
  American Funds Growth
    Subaccount (Class 2)                  2006     5,716    1.682 - 1.738   9,807         0.80       1.45 - 2.35       7.68 - 8.63
                                          2005     5,700    1.562 - 1.600   9,035         0.74       1.45 - 2.35     13.52 - 14.53
                                          2004     4,687    1.376 - 1.397   6,507         0.22       1.45 - 2.35      9.90 - 10.87
                                          2003     1,735    1.252 - 1.260   2,180         0.25       1.45 - 2.35     10.54 - 22.04
  American Funds Growth-Income
    Subaccount (Class 2)                  2006     6,244    1.180 - 1.620   9,998         1.60       1.45 - 2.35     12.56 - 13.52
                                          2005     6,130    1.043 - 1.427   8,669         1.41       1.45 - 2.35       2.65 - 9.33
                                          2004     5,346    1.348 - 1.368   7,273         1.12       1.45 - 2.35       7.84 - 8.74
                                          2003     1,805    1.250 - 1.258   2,265         1.86       1.45 - 2.35      1.38 - 16.48
Capital Appreciation Fund
  Capital Appreciation Subaccount         2006        --    1.620 - 1.654      --           --       1.45 - 2.15   (1.22) - (1.02)
                                          2005       386    1.640 - 1.671     641           --       1.45 - 2.15     15.66 - 16.53
                                          2004       282    1.418 - 1.434     403           --       1.45 - 2.15     13.40 - 17.83
                                          2003       213    1.213 - 1.217     259         0.13       1.45 - 2.05      4.65 - 14.70
Delaware VIP Trust
  Delaware VIP REIT Subaccount
    (Standard Class)                      2006        --    2.189 - 2.262      --         2.00       1.45 - 2.35     29.60 - 30.68
                                          2005     1,246    1.689 - 1.731   2,133         1.89       1.45 - 2.35       4.65 - 5.68
                                          2004     1,024    1.614 - 1.638   1,666         1.50       1.45 - 2.35     28.30 - 29.49
                                          2003       445    1.258 - 1.265     563           --       1.45 - 2.35      3.88 - 19.58
Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation
    Subaccount (Initial Shares)           2006       381    1.402 - 1.434     541         1.54       1.45 - 2.05     14.08 - 14.81
                                          2005       437    1.229 - 1.249     542         0.02       1.45 - 2.05       2.25 - 2.88
                                          2004       398    1.202 - 1.214     481         2.23       1.45 - 2.05       2.91 - 3.58
                                          2003       139    1.168 - 1.172     163         2.21       1.45 - 2.05      1.82 - 12.08
  Dreyfus VIF Developing Leaders
    Subaccount (Initial Shares)           2006       491    1.456 - 1.505     729         0.40       1.45 - 2.35       1.39 - 2.31
                                          2005       501    1.436 - 1.471     731           --       1.45 - 2.35       3.31 - 4.25
                                          2004       503    1.390 - 1.411     706         0.22       1.45 - 2.35      4.91 - 10.09
                                          2003       254    1.279 - 1.286     326         0.06       1.45 - 2.15      1.58 - 18.59

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation
    V.I. Subaccount (Class III)           2006        --    1.306 - 1.435      --            --      1.45 - 2.35     8.47 - 8.79
                                          2005     1,075    1.204 - 1.319   1,402          2.71      1.45 - 2.35     7.65 - 9.69
                                          2004       817    1.202 - 1.214     987          6.12      1.45 - 2.35    9.32 - 12.15
                                          2003         3            1.078       3          2.87             1.85            4.26
  FAMVS Mercury Value Opportunities
    V.I. Subaccount (Class III)           2006        --    1.436 - 1.468      --            --      1.45 - 2.35   11.23 - 11.55
                                          2005       577    1.291 - 1.316     750          0.72      1.45 - 2.35     7.58 - 8.49
                                          2004       511    1.200 - 1.213     616            --      1.45 - 2.35    7.17 - 14.39
                                          2003         5            1.071       6          0.14             1.95            3.58
Franklin Templeton Variable
Insurance Products Trust
  FTVIPT Franklin Rising Dividends
    Securities Subaccount (Class 2)       2006     1,488    1.171 - 1.561   2,241          1.07      1.50 - 2.35  (0.93) - 15.40
                                          2005     1,729    1.085 - 1.353   2,266          0.90      1.50 - 2.35     1.07 - 7.06
                                          2004     1,651    1.185 - 1.329   2,130          0.67      1.50 - 2.35     2.77 - 9.29
                                          2003       596    1.209 - 1.216     724          0.06      1.55 - 2.35    2.19 - 13.79
  FTVIPT Franklin Small-Mid Cap
    Growth Securities Subaccount
    (Class 2)                             2006     1,088    1.190 - 1.618   1,658            --      1.50 - 2.35     6.15 - 7.10
                                          2005     1,602    1.117 - 1.512   2,194            --      1.50 - 2.35     2.35 - 9.71
                                          2004     1,163    1.087 - 1.465   1,632            --      1.50 - 2.35     2.07 - 9.74
                                          2003       397    1.328 - 1.335     528            --      1.55 - 2.35    4.30 - 19.48
  FTVIPT Mutual Shares Securities
    Subaccount (Class 2)                  2006        --    1.662 - 1.705      --            --      1.45 - 2.15   15.90 - 16.70
                                          2005     2,161    1.434 - 1.461   3,135          0.83      1.45 - 2.15     8.23 - 8.95
                                          2004     1,441    1.325 - 1.341   1,920          0.80      1.45 - 2.15    8.78 - 11.01
                                          2003       746    1.203 - 1.208     898          0.04      1.45 - 2.05    8.93 - 13.36
  FTVIPT Templeton Developing
    Markets Securities Subaccount
    (Class 2)                             2006       643    2.792 - 2.885   1,834          1.13      1.45 - 2.35   25.15 - 26.26
                                          2005       627    2.231 - 2.285   1,420          1.24      1.45 - 2.35   10.95 - 25.55
                                          2004       337    1.792 - 1.820     609          1.94      1.45 - 2.35   21.82 - 22.97
                                          2003        95    1.471 - 1.480     140            --      1.45 - 2.35    3.08 - 28.61
  FTVIPT Templeton Foreign Securities
    Subaccount (Class 2)                  2006     2,325    1.283 - 2.033   4,535          1.25      1.45 - 2.35   18.64 - 19.66
                                          2005     2,307    1.076 - 1.699   3,757          0.99      1.45 - 2.35     2.77 - 8.63
                                          2004     1,001    1.158 - 1.564   1,476          1.04      1.45 - 2.35    3.35 - 16.74
                                          2003       163    1.331 - 1.338     218            --      1.55 - 2.35    6.20 - 19.36
  FTVIPT Templeton Growth Securities
    Subaccount (Class 2)                  2006        --    1.894 - 1.957      --            --      1.45 - 2.35   19.04 - 20.06
                                          2005     1,534    1.591 - 1.630   2,474          1.09      1.45 - 2.35     6.28 - 9.49
                                          2004     1,252    1.497 - 1.519   1,890          1.24      1.45 - 2.35   11.59 - 14.30
                                          2003       441    1.321 - 1.329     585          0.15      1.45 - 2.35   10.44 - 18.52
High Yield Bond Trust
  High Yield Bond Subaccount              2006        --    1.067 - 1.087      --          6.63      1.45 - 2.35     2.00 - 2.35
                                          2005       331    1.046 - 1.062     350          0.01      1.45 - 2.35   (1.04) - 1.63
                                          2004       133    1.057 - 1.064     141         15.35      1.45 - 2.35     4.12 - 7.42

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
Janus Aspen Series
  Janus Aspen Balanced Subaccount
    (Service Shares)                      2006        --    1.259 - 1.282      --           --       1.45 - 2.05      3.11 - 3.31
                                          2005       290    1.221 - 1.241     356         2.08       1.45 - 2.05      5.53 - 6.16
                                          2004       290    1.157 - 1.169     337         2.29       1.45 - 2.05      6.05 - 6.76
                                          2003       233    1.091 - 1.095     254         1.88       1.45 - 2.05      2.15 - 7.81
  Janus Aspen Global Life Sciences
    Subaccount (Service Shares)           2006        56    1.519 - 1.552      86           --       1.55 - 2.15      4.11 - 4.77
                                          2005        73    1.459 - 1.487     107           --       1.45 - 2.15     9.95 - 10.72
                                          2004        81    1.327 - 1.343     108           --       1.45 - 2.15     7.47 - 12.57
                                          2003        60    1.187 - 1.193      72           --       1.45 - 2.15     3.03 - 13.98
  Janus Aspen Global Technology
    Subaccount (Service Shares)           2006        68    1.566 - 1.607     108           --       1.45 - 2.15      5.53 - 6.28
                                          2005        66    1.484 - 1.512      99           --       1.45 - 2.15      9.20 - 9.96
                                          2004        48    1.359 - 1.375      66           --       1.45 - 2.15    (1.37) - 1.72
                                          2003        31    1.382 - 1.387      43           --       1.45 - 1.95   (0.50) - 17.52
  Janus Aspen Worldwide Growth
    Subaccount (Service Shares)           2006        53    1.535 - 1.563      82         1.63       1.45 - 1.95    15.67 - 16.21
                                          2005        51    1.327 - 1.345      68         1.25       1.45 - 1.95      3.51 - 4.02
                                          2004        48    1.282 - 1.293      61         0.89       1.45 - 1.95      0.23 - 3.03
                                          2003        46    1.250 - 1.255      58         0.36       1.45 - 1.95     5.30 - 13.52
Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap
    Subaccount                            2006        --    1.699 - 1.742      --           --       1.45 - 2.15    11.70 - 12.39
                                          2005       856    1.521 - 1.550   1,320           --       1.45 - 2.15      1.74 - 4.48
                                          2004       296    1.495 - 1.512     444           --       1.45 - 2.15    11.55 - 13.26
                                          2003       140    1.329 - 1.335     187           --       1.45 - 2.15     2.30 - 21.47
Legg Mason Partners Variable
Portfolios I, Inc.
  LMPVPI All Cap Subaccount
    (Class I)                             2006       794    1.617 - 1.672   1,308         1.37       1.45 - 2.35    15.34 - 16.43
                                          2005       799    1.402 - 1.436   1,135         0.98       1.45 - 2.35      1.67 - 2.57
                                          2004       685    1.379 - 1.400     953         0.61       1.45 - 2.35      3.30 - 6.71
                                          2003       380    1.305 - 1.312     497         0.40       1.45 - 2.15     8.12 - 18.37
  LMPVPI All Cap Subaccount
    (Class II)                            2006        19    1.193 - 1.199      23         1.39       1.75 - 2.00   (0.42) - 15.49
                                          2005        13            1.033      13         0.60              2.00             1.77
  LMPVPI Investors Subaccount
    (Class I)                             2006       661    1.654 - 1.698   1,106         1.66       1.45 - 2.15    15.75 - 16.62
                                          2005       679    1.429 - 1.456     980         1.19       1.45 - 2.15      4.23 - 4.97
                                          2004       742    1.371 - 1.387   1,023         1.50       1.45 - 2.15      8.04 - 8.78
                                          2003       525    1.269 - 1.275     667         2.70       1.45 - 2.15     1.68 - 15.32
  LMPVPI Large Cap Growth
    Subaccount (Class I)                  2006       934    1.337 - 1.382   1,274           --       1.45 - 2.35      1.83 - 2.75
                                          2005     1,032    1.313 - 1.345   1,376         0.02       1.45 - 2.35      2.74 - 3.70
                                          2004     1,032    1.278 - 1.297   1,331         0.21       1.45 - 2.35   (3.80) - 12.60
                                          2003       400    1.304 - 1.309     522           --       1.45 - 2.05    12.18 - 17.55
  LMPVPI Small Cap Growth
    Subaccount (Class I)                  2006       893    1.805 - 1.866   1,643           --       1.45 - 2.35    10.13 - 11.14
                                          2005       905    1.639 - 1.679   1,503           --       1.45 - 2.35      2.50 - 3.39
                                          2004       831    1.599 - 1.624   1,341           --       1.45 - 2.35     9.22 - 13.49
                                          2003       351    1.424 - 1.431     501           --       1.45 - 2.15     9.17 - 36.29
  LMPVPI Total Return Subaccount
    (Class II)                            2006       365    1.121 - 1.334     480         1.77       1.50 - 2.35   (0.71) - 10.60
                                          2005       330    1.141 - 1.207     395         1.56       1.50 - 2.35      0.60 - 1.41
                                          2004       375    1.129 - 1.191     444         1.78       1.50 - 2.35      4.44 - 6.82
                                          2003       142    1.109 - 1.115     158         0.57       1.55 - 2.35      5.20 - 8.09

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
Legg Mason Partners Variable
Portfolios II
  LMPVPII Aggressive Growth
    Subaccount (Class I)                  2006       636    1.572 - 1.625   1,017           --       1.45 - 2.35       1.48 - 9.50
                                          2005       565    1.457 - 1.484     830           --       1.45 - 2.15       7.61 - 8.32
                                          2004       452    1.354 - 1.370     615           --       1.45 - 2.15       3.44 - 7.54
                                          2003       161    1.270 - 1.274     205           --       1.45 - 1.95      5.56 - 16.51
  LMPVPII Aggressive Growth
    Subaccount (Class II)                 2006       999    1.187 - 1.585   1,506           --       1.50 - 2.35       8.15 - 9.13
                                          2005     1,310    1.091 - 1.453   1,822           --       1.50 - 2.35    (0.37) - 12.12
                                          2004     1,199    1.055 - 1.346   1,563           --       1.50 - 2.35       1.49 - 7.08
                                          2003       192    1.250 - 1.257     241           --       1.55 - 2.35      4.15 - 15.11
  LMPVPII Equity Index Subaccount
    (Class II)                            2006     1,071    1.487 - 1.536   1,625         1.29       1.45 - 2.35     12.48 - 13.44
                                          2005     1,229    1.322 - 1.354   1,648         1.27       1.45 - 2.35       1.85 - 2.73
                                          2004     1,230    1.298 - 1.318   1,611         1.58       1.45 - 2.35       7.63 - 8.66
                                          2003       722    1.206 - 1.213     874         1.78       1.45 - 2.35      6.41 - 16.36
  LMPVPII Growth and Income
    Subaccount (Class I)                  2006       341    1.438 - 1.486     497         0.41       1.45 - 2.35      9.77 - 10.73
                                          2005       324    1.310 - 1.342     430         0.36       1.45 - 2.35       1.24 - 2.21
                                          2004       346    1.294 - 1.313     451         1.04       1.45 - 2.35       5.37 - 7.79
                                          2003       218    1.225 - 1.230     268         0.60       1.45 - 1.95      5.24 - 12.58
Legg Mason Partners Variable
Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income
    Subaccount                            2006       498    1.001 - 1.031     508         4.70       1.45 - 2.35       1.62 - 2.59
                                          2005       480    0.985 - 1.005     479         3.24       1.45 - 2.35       0.00 - 0.90
                                          2004       404    0.985 - 0.996     401         1.48       1.45 - 2.35   (0.70) - (0.20)
  LMPVPIII Social Awareness Stock
    Subaccount                            2006        73    1.131 - 1.136      83         0.54       1.70 - 1.85       5.70 - 5.87
                                          2005        74    1.070 - 1.073      79         1.40       1.70 - 1.85       1.80 - 2.49
                                          2004         6            1.044       6         1.11              1.85             13.60
Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income
    Subaccount (Class VC)                 2006       991    1.184 - 1.625   1,584         1.23       1.45 - 2.35     14.58 - 15.58
                                          2005     1,046    1.028 - 1.406   1,454         1.03       1.45 - 2.35       0.81 - 6.64
                                          2004       886    1.361 - 1.381   1,216         1.12       1.45 - 2.35      8.27 - 11.01
                                          2003       360    1.240 - 1.244     446         1.30       1.45 - 1.95     14.48 - 15.89
  Lord Abbett Mid-Cap Value
    Subaccount (Class VC)                 2006     1,283    1.758 - 1.816   2,297         0.49       1.45 - 2.35      9.67 - 10.60
                                          2005     1,333    1.229 - 1.642   2,164         0.49       1.45 - 2.35       5.74 - 7.15
                                          2004     1,017    1.516 - 1.539   1,555         0.46       1.45 - 2.35     14.93 - 22.24
                                          2003       218    1.253 - 1.259     273         1.06       1.45 - 2.15     13.27 - 15.82
Managed Assets Trust
  Managed Assets Subaccount               2006        --    1.106 - 1.122      --         2.02       1.45 - 2.15       2.98 - 3.22
                                          2005        54    1.074 - 1.087      59         0.02       1.45 - 2.15       1.61 - 2.35
                                          2004        53    1.057 - 1.062      56         4.71       1.45 - 2.15       5.79 - 9.19
Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock
    Subaccount (Class A)                  2006       371    1.667 - 1.723     631           --       1.45 - 2.35   (5.23) - (4.70)
  MIST BlackRock High Yield
    Subaccount (Class A)                  2006       969    1.278 - 1.321   1,263           --       1.45 - 2.35       4.93 - 5.51

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
Met Investors Series Trust -- (Continued)
  MIST BlackRock Large-Cap Core
    Subaccount (Class A)                  2006       360    1.597 - 1.651     583           --       1.45 - 2.35       5.34 - 5.97
  MIST Dreman Small-Cap Value
    Subaccount (Class A)                  2006         9    1.192 - 1.198      10         1.00       1.45 - 1.85      6.43 - 12.70
  MIST Harris Oakmark International
    Subaccount (Class A)                  2006       473    1.354 - 1.978     923           --       1.41 - 2.31      9.68 - 10.32
  MIST Janus Capital Appreciation
    Subaccount (Class A)                  2006       400    1.655 - 1.698     671           --       1.45 - 2.15       2.16 - 2.66
  MIST Legg Mason Partners Managed
    Assets Subaccount (Class A)           2006        46    1.165 - 1.175      54           --       1.85 - 2.15       5.33 - 5.57
  MIST Lord Abbett Bond Debenture
    Subaccount (Class A)                  2006     1,259    1.280 - 1.323   1,641           --       1.45 - 2.35       4.23 - 4.85
  MIST Lord Abbett Growth and Income
    Subaccount (Class B)                  2006     3,328    1.074 - 1.079   3,583           --       1.20 - 1.90       7.29 - 7.79
  MIST Lord Abbett Mid-Cap Value
    Subaccount (Class B)                  2006        19    1.070 - 1.073      21           --       1.45 - 1.85      8.93 - 11.34
  MIST Met/AIM Capital Appreciation
    Subaccount (Class A)                  2006       415    1.407 - 1.454     592         0.18       1.45 - 2.35   (1.68) - (1.09)
  MIST Met/AIM Small Cap Growth
    Subaccount (Class A)                  2006         2            1.162       2           --              1.85            (0.94)
  MIST MFS(R) Value Subaccount
    (Class A)                             2006       296    1.370 - 1.396     409         1.31       1.45 - 2.15     10.13 - 10.62
  MIST Neuberger Berman Real Estate
    Subaccount (Class A)                  2006     1,933    1.214 - 1.221   2,354           --       1.45 - 2.35     21.04 - 21.73
  MIST Oppenheimer Capital
    Appreciation Subaccount
    (Class B)                             2006     1,085    1.003 - 1.009   1,092           --       1.50 - 2.35       0.91 - 1.51
  MIST Pioneer Fund Subaccount
    (Class A)                             2006        72    1.519 - 1.559     110           --       1.45 - 2.15       7.12 - 7.67
  MIST Pioneer Mid-Cap Value
    Subaccount (Class A)                  2006        12    1.114 - 1.120      13         0.24       1.45 - 1.85       5.09 - 5.36
  MIST Pioneer Strategic Income
    Subaccount (Class A)                  2006       401    1.142 - 1.163     461         4.41       1.45 - 2.15       3.25 - 3.65
  MIST Third Avenue Small Cap Value
    Subaccount (Class B)                  2006     2,020    1.024 - 1.030   2,075           --       1.45 - 2.35       2.09 - 2.69
Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth
    Subaccount (Class D)                  2006       464    1.478 - 1.516     694           --       1.45 - 2.15   (2.70) - (2.32)
  MSF BlackRock Bond Income
    Subaccount (Class A)                  2006     1,474    1.033 - 1.068   1,556           --       1.45 - 2.35       3.30 - 3.99
  MSF BlackRock Money Market
    Subaccount (Class A)                  2006     1,654    1.004 - 1.039   1,695         3.31       1.45 - 2.35       1.48 - 2.37
  MSF FI Large Cap Subaccount
    (Class A)                             2006       397    1.354 - 1.400     548           --       1.45 - 2.35       0.82 - 1.52
  MSF FI Value Leaders Subaccount
    (Class D)                             2006     1,331    1.439 - 1.488   1,954           --       1.45 - 2.35       2.06 - 2.69
  MSF MetLife Aggressive Allocation
    Subaccount (Class B)                  2006        18    1.058 - 1.061      19           --       1.45 - 1.95      5.69 - 12.55
  MSF MetLife Conservative to
    Moderate Allocation Subaccount
    (Class B)                             2006        86    1.047 - 1.050      90           --       1.55 - 1.95       2.85 - 4.79
  MSF MetLife Moderate Allocation
    Subaccount (Class B)                  2006       278    1.052 - 1.056     293           --       1.45 - 1.95      4.99 - 10.81
  MSF MetLife Moderate to
    Aggressive Allocation Subaccount
    (Class B)                             2006       636    1.056 - 1.058     672           --       1.85 - 2.05       5.39 - 5.59

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
Metropolitan Series Fund, Inc. -- (Continued)
  MSF MFS(R) Total Return
    Subaccount (Class F)                  2006     4,364    1.115 - 1.388   5,973           --       1.45 - 2.35       6.33 - 6.93
  MSF Oppenheimer Global Equity
    Subaccount (Class B)                  2006     5,431    1.046 - 1.052   5,698           --       1.34 - 2.29       5.02 - 5.62
  MSF T. Rowe Price Large Cap
    Growth Subaccount (Class B)           2006       130    1.063 - 1.070     139           --       1.45 - 2.35       6.51 - 7.21
  MSF Western Asset Management
    High Yield Bond Subaccount
    (Class A)                             2006       334    1.128 - 1.156     383           --       1.45 - 2.35       5.72 - 6.37
  MSF Western Asset Management
    U.S. Government Subaccount
    (Class A)                             2006        94    1.059 - 1.076     100           --       1.30 - 1.90       3.12 - 3.56
Money Market Portfolio
  Money Market Subaccount                 2006        --    0.987 - 1.015      --         1.40       1.45 - 2.35       0.61 - 0.90
                                          2005       978    0.981 - 1.006     976         2.83       1.45 - 2.35       0.51 - 1.41
                                          2004     1,346    0.976 - 0.996   1,326         1.01       1.45 - 2.35     (1.11) - 0.00
                                          2003     2,095    0.990 - 0.995   2,080         0.39       1.45 - 2.15     (0.60) - 0.00
Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation
    Subaccount/VA (Service Shares)        2006        --    1.125 - 1.397      --         0.18       1.50 - 2.35       4.28 - 4.57
                                          2005     1,721    1.078 - 1.337   2,110         0.61       1.50 - 2.35       1.99 - 8.03
                                          2004       769    1.139 - 1.295     977         0.18       1.50 - 2.35       1.96 - 5.03
                                          2003       587    1.227 - 1.233     723           --       1.55 - 2.35      6.03 - 13.47
  Oppenheimer Global Securities
    Subaccount/VA (Service Shares)        2006        --    1.639 - 2.023      --         0.86       1.50 - 2.35       8.58 - 8.88
                                          2005       737    1.507 - 1.858   1,197         0.71       1.50 - 2.35     11.46 - 18.26
                                          2004       326    1.347 - 1.654     512         0.65       1.50 - 2.35     10.59 - 17.06
                                          2003       159    1.408 - 1.413     224           --       1.55 - 2.15      7.21 - 23.49
  Oppenheimer Main Street/VA
    Subaccount (Service Shares)           2006        --    1.149 - 1.152      --         0.97       1.85 - 1.95       5.51 - 5.59
                                          2005        38    1.089 - 1.091      42         2.64       1.85 - 1.95       3.71 - 3.81
                                          2004        23    1.050 - 1.051      25           --       1.85 - 1.95      5.84 - 10.88
PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount
    (Administrative Class)                2006     1,733    1.086 - 1.123   1,921         4.23       1.45 - 2.35   (1.63) - (0.71)
                                          2005     1,942    1.104 - 1.131   2,176         2.79       1.45 - 2.35     (0.27) - 1.47
                                          2004     1,681    1.107 - 1.124   1,879         1.03       1.45 - 2.35       5.93 - 7.35
                                          2003       683    1.042 - 1.047     713         0.39       1.45 - 2.15     (1.88) - 3.16
  PIMCO VIT Total Return Subaccount
    (Administrative Class)                2006     4,308    1.048 - 1.083   4,615         4.42       1.45 - 2.35       1.45 - 2.36
                                          2005     4,437    1.033 - 1.058   4,659         3.42       1.45 - 2.35     (0.38) - 0.95
                                          2004     4,177    1.032 - 1.048   4,359         1.90       1.45 - 2.35     (0.10) - 3.35
                                          2003     2,867    1.009 - 1.014   2,903         1.47       1.45 - 2.15     (1.55) - 2.96
Pioneer Variable Contracts Trust
  Pioneer America Income VCT
    Subaccount (Class II)                 2006       986    0.998 - 1.044   1,009         4.42       1.50 - 2.35       0.71 - 1.66
                                          2005     1,251    0.991 - 1.032   1,262         4.43       1.50 - 2.35     (0.60) - 0.20
                                          2004       998    0.997 - 1.035   1,009         5.07       1.50 - 2.35     (0.10) - 1.41
                                          2003       222    0.990 - 0.996     220         2.09       1.55 - 2.35     (0.90) - 1.64
  Pioneer AmPac Growth VCT
    Subaccount (Class II)                 2006        --    1.099 - 1.111      --         1.24       1.95 - 2.35     11.69 - 12.11
                                          2005        45    0.984 - 0.991      44         0.41       1.95 - 2.35   (1.11) - (0.70)
                                          2004        38    0.994 - 0.998      38           --       1.95 - 2.35     (3.02) - 2.67

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
Pioneer Variable Contracts Trust -- (Continued)
  Pioneer Balanced VCT Subaccount
    (Class II)                            2006        --    1.102 - 1.243      --         1.74       1.50 - 2.35      3.57 - 6.50
                                          2005       868    1.103 - 1.168     988         1.70       1.50 - 2.35      0.00 - 2.19
                                          2004       720    1.082 - 1.143     802         2.04       1.50 - 2.35      0.37 - 2.97
                                          2003       355    1.104 - 1.110     393         1.63       1.55 - 2.35      3.64 - 7.35
  Pioneer Cullen Value VCT
    Subaccount (Class II)                 2006     1,019    1.235 - 1.254   1,269         0.46       1.50 - 2.35    14.46 - 15.47
                                          2005       190    1.079 - 1.086     205           --       1.50 - 2.35      1.59 - 7.95
  Pioneer Emerging Markets VCT
    Subaccount (Class II)                 2006       317    2.325 - 3.190     882         0.34       1.50 - 2.35    32.39 - 33.47
                                          2005       496    1.751 - 2.391   1,059         0.44       1.50 - 2.35    32.31 - 35.56
                                          2004       343    1.298 - 1.765     540         0.73       1.50 - 2.35     5.36 - 16.89
                                          2003        99    1.504 - 1.510     149           --       1.55 - 2.15     8.26 - 35.19
  Pioneer Equity Income VCT
    Subaccount (Class II)                 2006     1,256    1.387 - 1.720   2,086         2.30       1.50 - 2.35    19.29 - 20.32
                                          2005     1,536    1.161 - 1.430   2,134         2.11       1.50 - 2.35      0.26 - 4.00
                                          2004     1,412    1.127 - 1.377   1,900         2.25       1.50 - 2.35   (0.18) - 14.27
                                          2003       835    1.199 - 1.205   1,005         2.02       1.55 - 2.35    10.28 - 11.78
  Pioneer Europe VCT Subaccount
    (Class II)                            2006        --    1.827 - 2.015      --         1.48       1.55 - 2.35    26.10 - 27.13
                                          2005        94    1.442 - 1.585     143         0.45       1.55 - 2.35      5.36 - 6.16
                                          2004        68    1.363 - 1.493      96         0.62       1.55 - 2.35     9.48 - 16.37
                                          2003        21    1.276 - 1.283      27           --       1.55 - 2.35     6.22 - 17.79
  Pioneer Fund VCT Subaccount
    (Class II)                            2006     2,916    1.198 - 1.583   4,352         1.10       1.50 - 2.35   (0.91) - 14.68
                                          2005     3,134    1.134 - 1.382   4,101         1.14       1.50 - 2.35      3.44 - 5.58
                                          2004     2,543    1.093 - 1.324   3,301         1.05       1.50 - 2.35      2.41 - 9.15
                                          2003       774    1.206 - 1.213     936         0.77       1.55 - 2.35     6.41 - 12.19
  Pioneer Global High Yield VCT
    Subaccount (Class II)                 2006        70    1.132 - 1.148      80         7.28       1.55 - 2.35      3.64 - 9.92
                                          2005        19            1.038      20         1.70              1.90             0.48
  Pioneer Growth Shares VCT
    Subaccount (Class II)                 2006       511    1.095 - 1.318     648           --       1.50 - 2.35      6.49 - 7.37
                                          2005       658    1.023 - 1.228     785         0.64       1.50 - 2.35    (1.45) - 1.66
                                          2004       629    1.088 - 1.208     748           --       1.50 - 2.35      1.87 - 6.21
                                          2003       414    1.148 - 1.154     476           --       1.55 - 2.35      3.24 - 7.15
  Pioneer High Yield VCT
    Subaccount (Class II)                 2006     3,132    1.150 - 1.305   4,022         5.31       1.50 - 2.35      5.67 - 6.62
                                          2005     3,420    1.084 - 1.224   4,135         5.25       1.50 - 2.35    (0.66) - 4.50
                                          2004     4,427    1.126 - 1.223   5,373         5.12       1.50 - 2.35      0.80 - 6.07
                                          2003     2,446    1.146 - 1.153   2,814         3.32       1.55 - 2.35      6.89 - 8.47
  Pioneer Ibbotson Aggressive Allocation
    VCT Subaccount (Class II)             2006       355    1.213 - 1.222     433         0.18       1.55 - 2.00     8.70 - 12.63
                                          2005       441    1.081 - 1.085     477           --       1.55 - 2.00      2.75 - 9.93
  Pioneer Ibbotson Growth Allocation
    VCT Subaccount (Class II)             2006     1,240    1.165 - 1.182   1,453         0.18       1.55 - 2.35     6.08 - 12.25
                                          2005       388    1.058 - 1.065     412           --       1.55 - 2.35      1.15 - 4.33
  Pioneer Ibbotson Moderate Allocation
  VCT Subaccount (Class II)               2006     1,909    1.054 - 1.145   2,149         0.38       1.50 - 2.35    (0.26) - 8.67
                                          2005       172    1.044 - 1.049     180           --       1.75 - 2.35      1.16 - 4.80

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
Pioneer Variable Contracts Trust -- (Concluded)
  Pioneer International Value VCT
    Subaccount (Class II)                 2006       278    1.591 - 2.059     541         0.24       1.50 - 2.35    19.76 - 20.77
                                          2005       601    1.324 - 1.706   1,000         0.07       1.50 - 2.35    10.88 - 14.78
                                          2004       425    1.173 - 1.504     625         0.40       1.50 - 2.15     0.17 - 19.77
                                          2003       227    1.285 - 1.290     292           --       1.55 - 2.15    10.56 - 19.67
  Pioneer Mid Cap Value VCT
    Subaccount (Class II)                 2006     1,098    1.322 - 1.859   1,961           --       1.50 - 2.35     9.65 - 10.56
                                          2005     1,993    1.061 - 1.682   3,070         0.23       1.50 - 2.35    (0.47) - 9.28
                                          2004     1,502    1.146 - 1.587   2,318         0.26       1.50 - 2.35     0.70 - 19.86
                                          2003       457    1.317 - 1.324     603         0.02       1.55 - 2.35    13.34 - 20.47
  Pioneer Oak Ridge Large Cap Growth
    VCT Subaccount (Class II)             2006       566    1.146 - 1.183     664         0.03       1.50 - 2.35      0.43 - 1.28
                                          2005       465    1.137 - 1.168     540         0.14       1.50 - 2.35      3.68 - 8.09
                                          2004       255    1.088 - 1.096     279           --       1.50 - 2.35     4.82 - 14.76
  Pioneer Real Estate Shares VCT
    Subaccount (Class II)                 2006       264    1.962 - 2.555     653         2.30       1.50 - 2.35    33.32 - 34.46
                                          2005       398    1.470 - 1.901     717         3.10       1.50 - 2.35     2.80 - 15.80
                                          2004       353    1.311 - 1.681     565         3.84       1.50 - 2.35     0.92 - 33.31
                                          2003       139    1.254 - 1.261     175         3.93       1.55 - 2.35    12.87 - 16.44
  Pioneer Small and Mid Cap Growth
    VCT Subaccount (Class II)             2006       260    1.097 - 1.176     303           --       1.50 - 2.35      5.32 - 6.23
                                          2005       295    1.038 - 1.107     325           --       1.50 - 2.35      2.16 - 5.05
                                          2004       173    1.012 - 1.074     185           --       1.50 - 2.35   (0.83) - 11.18
  Pioneer Small Cap Value VCT
    Subaccount (Class II)                 2006       483    1.579 - 1.966     909           --       1.50 - 2.35     7.16 - 12.44
                                          2005       651    1.410 - 1.749   1,105           --       1.50 - 2.35      8.56 - 9.46
                                          2004       527    1.293 - 1.599     821           --       1.50 - 2.35     3.93 - 18.01
                                          2003       171    1.348 - 1.355     231           --       1.55 - 2.35     6.70 - 12.87
  Pioneer Small Company VCT
    Subaccount (Class II)                 2006        --    1.495 - 1.523      --           --       1.55 - 2.15      5.95 - 6.21
                                          2005        56    1.411 - 1.434      80           --       1.55 - 2.15   (0.49) - 12.48
                                          2004       149    1.418 - 1.433     213           --       1.55 - 2.15     5.47 - 11.52
                                          2003       137    1.280 - 1.285     175           --       1.55 - 2.15     2.56 - 14.67
  Pioneer Strategic Income VCT
    Subaccount (Class II)                 2006     2,527    1.144 - 1.245   3,085         5.17       1.50 - 2.35      3.15 - 4.68
                                          2005     2,471    1.101 - 1.190   2,899         5.57       1.50 - 2.35    (0.27) - 1.21
                                          2004     2,127    1.100 - 1.179   2,482         5.69       1.50 - 2.35      1.38 - 8.26
                                          2003       338    1.084 - 1.089     367         2.88       1.55 - 2.35      4.71 - 7.64
  Pioneer Value VCT Subaccount
    (Class II)                            2006     2,311    1.251 - 1.526   3,243         0.10       1.50 - 2.35    12.36 - 13.37
                                          2005     1,029    1.112 - 1.347   1,332         0.09       1.50 - 2.35      1.65 - 3.07
                                          2004       953    1.088 - 1.307   1,210         0.05       1.50 - 2.35      2.84 - 9.65
                                          2003       424    1.185 - 1.192     505         0.04       1.55 - 2.35     6.54 - 11.19
Putnam Variable Trust
  Putnam VT International Equity
    Subaccount (Class IB)                 2006        87    2.011 - 2.064     176         0.64       1.45 - 2.15    24.98 - 25.93
                                          2005        94    1.609 - 1.639     153         1.44       1.45 - 2.15     9.83 - 10.59
                                          2004        92    1.465 - 1.482     135         1.33       1.45 - 2.15    11.92 - 14.53
                                          2003        67    1.289 - 1.294      87           --       1.45 - 2.05     2.78 - 23.42
  Putnam VT Small Cap Value
    Subaccount (Class IB)                 2006       583    2.101 - 2.171   1,251         0.32       1.45 - 2.35    14.62 - 15.60
                                          2005       691    1.833 - 1.878   1,286         0.17       1.45 - 2.35      4.56 - 5.51
                                          2004       579    1.753 - 1.780   1,024         0.32       1.45 - 2.35    23.28 - 24.39
                                          2003       296    1.422 - 1.431     422           --       1.45 - 2.35    12.89 - 25.97

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
The Travelers Series Trust
  Travelers AIM Capital Appreciation
    Subaccount                            2006        --    1.431 - 1.470      --            --      1.45 - 2.35       6.24 - 6.54
                                          2005       402    1.347 - 1.380     546          0.23      1.45 - 2.35       6.15 - 7.14
                                          2004       381    1.269 - 1.288     486          0.17      1.45 - 2.35       4.10 - 4.97
                                          2003       218    1.219 - 1.227     267            --      1.45 - 2.35      3.39 - 14.82
  Travelers Convertible Securities
    Subaccount                            2006        --    1.228 - 1.262      --          0.84      1.45 - 2.35       6.32 - 6.68
                                          2005     1,328    1.155 - 1.183   1,555          2.68      1.45 - 2.35   (1.95) - (1.09)
                                          2004     1,228    1.178 - 1.196   1,458          2.46      1.45 - 2.35       1.80 - 4.73
                                          2003       627    1.135 - 1.142     714         10.36      1.45 - 2.35      5.19 - 11.01
  Travelers Disciplined Mid Cap Stock
    Subaccount                            2006        --    1.759 - 1.808      --          0.55      1.45 - 2.35       4.17 - 9.31
                                          2005       447    1.615 - 1.654     733            --      1.45 - 2.35      9.86 - 10.78
                                          2004       452    1.470 - 1.493     671          0.31      1.45 - 2.35     10.06 - 14.76
                                          2003       290    1.293 - 1.301     376          0.61      1.45 - 2.35     10.32 - 17.84
  Travelers Equity Income
    Subaccount                            2006        --    1.410 - 1.449      --          1.32      1.45 - 2.35       4.83 - 5.15
                                          2005     1,425    1.345 - 1.378   1,946            --      1.45 - 2.35       2.05 - 6.38
                                          2004     1,219    1.318 - 1.338   1,621          1.80      1.45 - 2.35       7.50 - 8.25
                                          2003       361    1.230 - 1.236     445          1.78      1.45 - 2.15      5.30 - 15.17
  Travelers Federated High Yield
    Subaccount                            2006        --    1.218 - 1.252      --          8.16      1.45 - 2.35       2.27 - 2.62
                                          2005     1,106    1.191 - 1.220   1,335            --      1.45 - 2.35       0.17 - 1.08
                                          2004     1,041    1.189 - 1.207   1,249          8.74      1.45 - 2.35       6.73 - 8.74
                                          2003       526    1.104 - 1.110     583         12.32      1.45 - 2.15       6.34 - 9.08
  Travelers Federated Stock
    Subaccount                            2006        --    1.070 - 1.467      --          1.66      1.45 - 2.15       3.38 - 3.60
                                          2005       152    1.034 - 1.416     211            --      1.45 - 2.15       3.04 - 8.16
                                          2004       139    1.349 - 1.364     188          1.99      1.45 - 2.15       8.27 - 8.95
                                          2003        71    1.246 - 1.252      88          2.28      1.45 - 2.15      6.85 - 15.05

  Travelers Large Cap Subaccount          2006        --    1.343 - 1.379      --          0.43      1.45 - 2.35       2.83 - 3.07
                                          2005       313    1.306 - 1.338     415            --      1.45 - 2.35       6.18 - 7.13
                                          2004       292    1.230 - 1.249     363          0.88      1.45 - 2.35       3.09 - 8.33
                                          2003       184    1.186 - 1.190     218          0.86      1.45 - 1.95      4.57 - 12.95
  Travelers Managed Allocation Series:
    Aggressive Subaccount                 2006        --    1.139 - 1.143      --          1.84      1.45 - 1.85       4.57 - 6.25
                                          2005         5            1.072       5            --             1.85              7.20
  Travelers Managed Allocation Series:
    Moderate Subaccount                   2006        --            1.064      --          2.75             1.95              3.40
                                          2005       198            1.029     203          0.60             1.95              4.15
  Travelers Managed Allocation Series:
   Moderate-Aggressive
    Subaccount                            2006        --    1.073 - 1.075      --          2.59      1.85 - 2.05       4.07 - 4.27
                                          2005       353            1.031     364          0.80      1.85 - 2.05       0.00 - 3.10
  Travelers Managed Allocation Series:
    Moderate-Conservative
    Subaccount                            2006        --            1.056      --          3.18             1.55              1.93
                                          2005        82            1.036      85          0.44             1.55              3.60

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
The Travelers Series Trust - (Continued)
  Travelers Mercury Large Cap Core
    Subaccount                            2006        --    1.306 - 1.558      --          0.22      1.45 - 2.35       5.94 - 6.28
                                          2005       504    1.232 - 1.466     729            --      1.45 - 2.35      9.12 - 10.39
                                          2004       461    1.308 - 1.328     607          0.92      1.45 - 2.35      6.19 - 14.09
                                          2003        80    1.157 - 1.159      93          0.91      1.85 - 2.15       8.01 - 9.46
  Travelers MFS(R) Mid Cap Growth
    Subaccount                            2006        --    1.519 - 1.552      --            --      1.45 - 2.15       5.63 - 5.87
                                          2005       475    1.438 - 1.466     689            --      1.45 - 2.15       0.84 - 1.59
                                          2004       370    1.426 - 1.443     530            --      1.45 - 2.15      1.84 - 12.47
                                          2003       217    1.277 - 1.283     277            --      1.45 - 2.15      3.48 - 15.63
  Travelers MFS(R) Total Return
    Subaccount                            2006        --    1.044 - 1.298      --          1.31      1.45 - 2.35       2.99 - 3.34
                                          2005     5,309    1.012 - 1.256   6,608          2.24      1.45 - 2.35       0.49 - 3.27
                                          2004     4,980    1.220 - 1.238   6,130          3.17      1.45 - 2.35       8.93 - 9.85
                                          2003     2,931    1.120 - 1.127   3,295          5.78      1.45 - 2.35       2.66 - 7.68
  Travelers MFS(R) Value
    Subaccount                            2006        --    1.244 - 1.262      --            --      1.45 - 2.15       7.80 - 8.14
                                          2005       216    1.154 - 1.167     251          1.63      1.45 - 2.15       4.25 - 7.36
                                          2004        45    1.107 - 1.109      50          2.55      1.85 - 2.15      2.88 - 11.37
  Travelers Mondrian International
    Stock Subaccount                      2006        --    1.230 - 1.793      --          3.84      1.45 - 2.35     14.58 - 14.94
                                          2005       416    1.072 - 1.560     643          0.05      1.45 - 2.35      5.33 - 11.43
                                          2004       352    1.429 - 1.446     506          2.00      1.45 - 2.15     13.32 - 14.13
                                          2003       182    1.261 - 1.267     230          3.81      1.45 - 2.15      8.03 - 16.84
  Travelers Pioneer Fund
    Subaccount                            2006        --    1.418 - 1.448      --          1.09      1.45 - 2.15       5.90 - 6.16
                                          2005        67    1.339 - 1.364      90            --      1.45 - 2.15       3.72 - 4.44
                                          2004        32    1.291 - 1.306      42          1.55      1.45 - 2.15      7.46 - 11.64
  Travelers Pioneer Mid Cap Value
    Subaccount                            2006        --    1.060 - 1.063      --            --      1.45 - 1.85       2.32 - 5.35
                                          2005         2            1.009       2          0.24             1.45              2.96
  Travelers Pioneer Strategic Income
    Subaccount                            2006        --    1.106 - 1.122      --            --      1.45 - 2.15       0.82 - 1.08
                                          2005       413    1.097 - 1.110     455          8.69      1.45 - 2.15       0.27 - 2.70
                                          2004        23    1.081 - 1.083      25         10.23      1.95 - 2.15       5.04 - 7.88
  Travelers Quality Bond
    Subaccount                            2006        --    1.000 - 1.027      --          5.81      1.45 - 2.35   (1.19) - (0.87)
                                          2005     1,662    1.012 - 1.036   1,706            --      1.45 - 2.35     (0.69) - 0.19
                                          2004     1,721    1.019 - 1.034   1,771          4.98      1.45 - 2.35       0.89 - 1.77
                                          2003     1,118    1.010 - 1.016   1,133         10.16      1.45 - 2.35     (1.36) - 2.22
  Travelers Strategic Equity
    Subaccount                            2006        --    1.365 - 1.403      --          0.37      1.45 - 2.35       4.04 - 4.39
                                          2005       181    1.312 - 1.344     241          0.63      1.45 - 2.35     (0.30) - 0.60
                                          2004       182    1.316 - 1.336     242          1.37      1.45 - 2.35       7.84 - 9.85
                                          2003       190    1.224 - 1.230     233            --      1.45 - 2.15      7.89 - 15.99
  Travelers Style Focus Series:
    Small Cap Growth Subaccount           2006        --            1.173      --          0.01             1.85              8.11
  Travelers Style Focus Series:
    Small Cap Value Subaccount            2006        --            1.120      --          0.01             1.85              7.80
  Travelers U.S. Government
    Securities Subaccount                 2006        --    1.027 - 1.039      --          5.98      1.45 - 2.05   (3.66) - (3.53)
                                          2005        88    1.066 - 1.077      95            --      1.45 - 2.05       0.57 - 2.77
                                          2004        12    1.044 - 1.048      13          5.22      1.45 - 1.95       0.38 - 4.17

5. FINANCIAL HIGHLIGHTS -- (Concluded)

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
Van Kampen Life Investment Trust
  Van Kampen LIT Comstock
    Subaccount (Class II)                 2006     2,015    1.659 - 1.714   3,403         1.28       1.45 - 2.35   13.40 - 14.34
                                          2005     2,108    1.152 - 1.499   3,125         0.90       1.45 - 2.35     1.67 - 2.95
                                          2004     1,845    1.439 - 1.461   2,677         0.66       1.45 - 2.35   10.66 - 15.77
                                          2003       978    1.257 - 1.262   1,231           --       1.45 - 2.05    7.59 - 15.29
  Van Kampen LIT Enterprise
    Subaccount (Class II)                 2006       203    1.336 - 1.341     272         0.20       1.85 - 1.95     4.70 - 5.26
                                          2005       238    1.276 - 1.293     305         0.47       1.45 - 1.95     5.80 - 6.33
                                          2004       247    1.206 - 1.216     298         0.14       1.45 - 1.95     1.77 - 2.27
                                          2003       275    1.185 - 1.189     326           --       1.45 - 1.95    8.72 - 11.33
Variable Insurance Products Fund
  VIP Contrafund(R) Subaccount
    (Service Class 2)                     2006     1,731    1.721 - 1.778   3,028         0.98       1.45 - 2.35     8.86 - 9.82
                                          2005     1,621    1.581 - 1.619   2,593         0.11       1.45 - 2.35   13.99 - 14.99
                                          2004     1,132    1.387 - 1.408   1,581         0.14       1.45 - 2.35   11.54 - 13.46
                                          2003       434    1.233 - 1.241     536           --       1.45 - 2.35    3.79 - 17.81
  VIP Dynamic Capital Appreciation
    Subaccount (Service Class 2)          2006        75    1.540 - 1.580     117         0.23       1.45 - 2.15   11.43 - 12.14
                                          2005        79    1.382 - 1.409     110           --       1.45 - 2.15    5.46 - 18.59
                                          2004        62    1.170 - 1.178      73           --       1.75 - 2.15   (0.76) - 2.72
                                          2003        14    1.181 - 1.184      16           --       1.75 - 2.05     2.87 - 9.13
  VIP Mid Cap Subaccount
    (Service Class 2)                     2006     1,150    2.163 - 2.236   2,538         0.18       1.45 - 2.35    9.80 - 10.80
                                          2005     1,251    1.970 - 2.018   2,501           --       1.45 - 2.35   15.27 - 16.31
                                          2004       985    1.709 - 1.735   1,697           --       1.45 - 2.35   18.76 - 22.88
                                          2003       248    1.406 - 1.412     349           --       1.45 - 2.05    4.13 - 34.35

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the Subaccount invests.

2 These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005

                                                AIM V.I. Capital              AIM V.I. Mid Cap             AllianceBernstein
                                                  Appreciation                  Core Equity                 Large-Cap Growth
                                             Subaccount (Series II)        Subaccount (Series II)         Subaccount (Class B)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       903,579        650,412        685,866        654,315        102,474         87,489
Accumulation units purchased and
  transferred from other funding options        41,635        327,217         14,057         76,553          2,762         33,122
Accumulation units redeemed and
  transferred to other funding options .      (104,791)       (74,050)       (75,427)       (45,002)      (105,236)       (18,137)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       840,423        903,579        624,496        685,866             --        102,474
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                            American Funds Global Growth    American Funds Growth      American Funds Growth-Income
                                                Subaccount (Class 2)         Subaccount (Class 2)          Subaccount (Class 2)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...     1,777,357      1,477,889      5,700,431      4,687,490      6,130,012      5,346,133
Accumulation units purchased and
  transferred from other funding options       207,937        402,241        419,335      1,439,631        343,508      1,439,612
Accumulation units redeemed and
  transferred to other funding options .      (143,718)      (102,773)      (404,079)      (426,690)      (229,817)      (655,733)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     1,841,576      1,777,357      5,715,687      5,700,431      6,243,703      6,130,012
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                             Capital Appreciation            Delaware VIP REIT          Dreyfus VIF Appreciation
                                                  Subaccount             Subaccount (Standard Class)   Subaccount (Initial Shares)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       386,137        282,295      1,246,202      1,023,741        437,227        397,854
Accumulation units purchased and
  transferred from other funding options        86,800        124,411         26,367        327,782          6,438         72,728
Accumulation units redeemed and
  transferred to other funding options .      (472,937)       (20,569)    (1,272,569)      (105,321)       (63,054)       (33,355)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........            --        386,137             --      1,246,202        380,611        437,227
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                    Dreyfus VIF               FAMVS Mercury                 FAMVS Mercury
                                                 Developing Leaders       Global Allocation V.I.       Value Opportunities V.I.
                                            Subaccount (Initial Shares)   Subaccount (Class III)        Subaccount (Class III)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       501,269        503,380      1,074,510        817,244        576,680        511,250
Accumulation units purchased and
  transferred from other funding options        15,561         43,813         44,309        267,882            632         79,468
Accumulation units redeemed and
  transferred to other funding options .       (26,118)       (45,924)    (1,118,819)       (10,616)      (577,312)       (14,038)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       490,712        501,269             --      1,074,510             --        576,680
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                             FTVIPT Franklin Rising        FTVIPT Franklin Small-Mid          FTVIPT Mutual
                                              Dividends Securities          Cap Growth Securities           Shares Securities
                                              Subaccount  (Class 2)          Subaccount (Class 2)          Subaccount (Class 2)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...     1,729,048      1,651,439      1,602,242      1,162,567      2,160,574      1,440,609
Accumulation units purchased and
  transferred from other funding options        63,633        315,269         29,561        565,283         38,226        813,496
Accumulation units redeemed and
  transferred to other funding options .      (304,787)      (237,660)      (543,519)      (125,608)    (2,198,800)       (93,531)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     1,487,894      1,729,048      1,088,284      1,602,242             --      2,160,574
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                  FTVIPT Templeton            FTVIPT Templeton              FTVIPT Templeton
                                           Developing Markets Securities     Foreign Securities            Growth Securities
                                                Subaccount (Class 2)        Subaccount (Class 2)          Subaccount (Class 2)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       626,544        337,015      2,306,525      1,001,188      1,533,575      1,252,400
Accumulation units purchased and
  transferred from other funding options       103,523        357,388        197,253      1,439,576         62,288        348,073
Accumulation units redeemed and
  transferred to other funding options .       (87,328)       (67,859)      (178,922)      (134,239)    (1,595,863)       (66,898)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       642,739        626,544      2,324,856      2,306,525             --      1,533,575
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                             Janus Aspen
                                               High Yield Bond             Janus Aspen Balanced          Global Life Sciences
                                                 Subaccount             Subaccount (Service Shares)   Subaccount (Service Shares)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       331,128        133,313        289,809        290,343         72,841         81,203
Accumulation units purchased and
  transferred from other funding options        19,213        218,402         19,388          6,534            430             52
Accumulation units redeemed and
  transferred to other funding options .      (350,341)       (20,587)      (309,197)        (7,068)       (17,499)        (8,414)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........            --        331,128             --        289,809         55,772         72,841
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                  Janus Aspen                    Janus Aspen                      Lazard
                                               Global Technology               Worldwide Growth            Retirement Small Cap
                                           Subaccount (Service Shares)    Subaccount (Service Shares)           Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...        65,832         48,019         50,801         47,830        856,408        295,636
Accumulation units purchased and
  transferred from other funding options         6,954         21,163          5,724          4,960         49,916        589,523
Accumulation units redeemed and
  transferred to other funding options .        (4,940)        (3,350)        (3,433)        (1,989)      (906,324)       (28,751)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........        67,846         65,832         53,092         50,801             --        856,408
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                                 LMPVPI All Cap                 LMPVPI All Cap               LMPVPI Investors
                                              Subaccount (Class I)           Subaccount (Class II)         Subaccount (Class I)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       798,644        685,179         12,574             --        679,348        742,060
Accumulation units purchased and
  transferred from other funding options        77,486        184,084          6,447         12,574         18,505         28,973
Accumulation units redeemed and
  transferred to other funding options .       (81,843)       (70,619)            --             --        (37,196)       (91,685)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       794,287        798,644         19,021         12,574        660,657        679,348
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                              LMPVPI Large Cap Growth        LMPVPI Small Cap Growth         LMPVPI Total Return
                                                Subaccount (Class I)           Subaccount (Class I)          Subaccount (Class II)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...     1,032,372      1,031,909        904,944        831,356        330,460        374,820
Accumulation units purchased and
  transferred from other funding options        37,444         90,795         71,284        132,882        159,938         32,941
Accumulation units redeemed and
  transferred to other funding options .      (136,291)       (90,332)       (83,348)       (59,294)      (125,307)       (77,301)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       933,525      1,032,372        892,880        904,944        365,091        330,460
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                            LMPVPII Aggressive Growth      LMPVPII Aggressive Growth      LMPVPII Equity Index
                                               Subaccount (Class I)           Subaccount (Class II)       Subaccount (Class II)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       564,894        451,506      1,309,880      1,199,448      1,229,422      1,230,008
Accumulation units purchased and
  transferred from other funding options       110,341        157,366         33,672        207,052         12,536         78,751
Accumulation units redeemed and
  transferred to other funding options .       (39,440)       (43,978)      (344,773)       (96,620)      (170,510)       (79,337)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       635,795        564,894        998,779      1,309,880      1,071,448      1,229,422
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                                    LMPVPIII                      LMPVPIII
                                            LMPVPII Growth and Income        Adjustable Rate Income        Social Awareness Stock
                                               Subaccount (Class I)                 Subaccount                   Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       323,791        345,739        480,230        404,318         73,931          6,198
Accumulation units purchased and
  transferred from other funding options        49,958         25,040         36,141        112,455          1,304         67,933
Accumulation units redeemed and
  transferred to other funding options .       (33,224)       (46,988)       (18,094)       (36,543)        (1,866)          (200)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       340,525        323,791        498,277        480,230         73,369         73,931
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                                   Lord Abbett                    Lord Abbett
                                                Growth and Income                Mid-Cap Value                 Managed Assets
                                               Subaccount (Class VC)          Subaccount (Class VC)              Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...     1,046,321        886,468      1,332,785      1,017,324         54,290         52,519
Accumulation units purchased and
  transferred from other funding options        51,175        204,211        117,114        419,707             --          4,899
Accumulation units redeemed and
  transferred to other funding options .      (106,818)       (44,358)      (166,493)      (104,246)       (54,290)        (3,128)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       990,678      1,046,321      1,283,406      1,332,785             --         54,290
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                               MIST Batterymarch                MIST BlackRock                MIST BlackRock
                                                 Mid-Cap Stock                    High Yield                  Large-Cap Core
                                              Subaccount (Class A)           Subaccount (Class A)          Subaccount (Class A)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options       455,368             --      1,119,222             --        494,296             --
Accumulation units redeemed and
  transferred to other funding options .       (83,902)            --       (150,382)            --       (133,861)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       371,466             --        968,840             --        360,435             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                 MIST Dreman               MIST Harris Oakmark                MIST Janus
                                              Small-Cap Value                 International              Capital Appreciation
                                            Subaccount (Class A)           Subaccount (Class A)          Subaccount (Class A)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options         8,578             --        499,561             --        456,820             --
Accumulation units redeemed and
  transferred to other funding options .            --             --        (26,298)            --        (57,278)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........         8,578             --        473,263             --        399,542             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                             MIST Legg Mason Partners           MIST Lord Abbett              MIST Lord Abbett
                                                  Managed Assets                 Bond Debenture              Growth and Income
                                               Subaccount  (Class A)          Subaccount (Class A)          Subaccount (Class B)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options        46,726             --      1,324,089             --      3,666,843             --
Accumulation units redeemed and
  transferred to other funding options .          (378)            --        (65,107)            --       (338,827)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........        46,348             --      1,258,982             --      3,328,016             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                                MIST Lord Abbett                 MIST Met/AIM               MIST Met/AIM Small
                                                 Mid-Cap Value               Capital Appreciation               Cap Growth
                                              Subaccount(Class B)            Subaccount (Class A)          Subaccount (Class A)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options        19,303             --        420,183             --          1,900             --
Accumulation units redeemed and
  transferred to other funding options .           (11)            --         (5,192)            --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........        19,292             --        414,991             --          1,900             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                MIST MFS(R) Value           MIST Neuberger Berman            MIST Oppenheimer
                                                   Subaccount                    Real Estate               Capital Appreciation
                                                    (Class A)                Subaccount (Class A)          Subaccount (Class B)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options       326,315             --      2,203,616             --      2,272,982             --
Accumulation units redeemed and
  transferred to other funding options .       (30,437)            --       (270,721)            --     (1,187,672)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       295,878             --      1,932,895             --      1,085,310             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                             MIST Pioneer Fund                 MIST Pioneer                  MIST Pioneer
                                                 Subaccount                   Mid-Cap Value                Strategic Income
                                                  (Class A)                Subaccount (Class A)          Subaccount (Class A)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options        75,314             --         12,091             --        472,677             --
Accumulation units redeemed and
  transferred to other funding options .        (3,558)            --            (53)            --        (71,640)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........        71,756             --         12,038             --        401,037             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                              MIST Third Avenue                MSF BlackRock                 MSF BlackRock
                                               Small Cap Value               Aggressive Growth                Bond Income
                                             Subaccount (Class B)           Subaccount (Class D)          Subaccount (Class A)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options     2,128,128             --        477,315             --      1,585,187             --
Accumulation units redeemed and
  transferred to other funding options .      (108,474)            --        (13,350)            --       (111,305)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     2,019,654             --        463,965             --      1,473,882             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                                MSF BlackRock                 MSF FI Large Cap            MSF FI Value Leaders
                                                 Money Market                    Subaccount                    Subaccount
                                             Subaccount (Class A)                 (Class A)                     (Class D)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options     2,800,077             --        487,974             --      1,411,514             --
Accumulation units redeemed and
  transferred to other funding options .    (1,145,610)            --        (91,382)            --        (80,991)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     1,654,467             --        396,592             --      1,330,523             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                 MSF MetLife            MSF MetLife Conservative to           MSF MetLife
                                            Aggressive Allocation           Moderate Allocation           Moderate Allocation
                                             Subaccount (Class B)           Subaccount (Class B)          Subaccount (Class B)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options        18,308             --         90,197             --        319,615             --
Accumulation units redeemed and
  transferred to other funding options .           (50)            --         (4,533)            --        (41,586)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........        18,258             --         85,664             --        278,029             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                            MSF MetLife Moderate to         MSF MFS(R) Total Return          MSF Oppenheimer
                                             Aggressive Allocation                Subaccount                  Global Equity
                                              Subaccount (Class B)                 (Class F)               Subaccount (Class B)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options       636,063             --      5,485,470             --      5,704,936             --
Accumulation units redeemed and
  transferred to other funding options .          (162)            --     (1,121,834)            --       (273,716)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       635,901             --      4,363,636             --      5,431,220             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                             MSF T. Rowe Price              MSF Western Asset             MSF Western Asset
                                              Large Cap Growth                  Management            Management U.S. Government
                                                 Subaccount                  High Yield Bond                  Subaccount
                                                  (Class B)                Subaccount (Class A)                (Class A)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options       146,928             --        373,218             --         94,670             --
Accumulation units redeemed and
  transferred to other funding options .       (17,023)            --        (38,854)            --           (852)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       129,905             --        334,364             --         93,818             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                                                              Oppenheimer                   Oppenheimer
                                                Money Market             Capital Appreciation            Global Securities
                                                Subaccount           Subaccount/VA (Service Shares) Subaccount/VA (Service Shares)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       978,473      1,345,578      1,721,282        769,467        736,718        326,239
Accumulation units purchased and
  transferred from other funding options       143,917      2,188,919         11,468      1,098,805            131        442,861
Accumulation units redeemed and
  transferred to other funding options .    (1,122,390)    (2,556,024)    (1,732,750)      (146,990)      (736,849)       (32,382)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........            --        978,473             --      1,721,282             --        736,718
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                  Oppenheimer               PIMCO VIT Real Return         PIMCO VIT Total Return
                                                 Main Street/VA                   Subaccount                    Subaccount
                                           Subaccount (Service Shares)      (Administrative Class)        (Administrative Class)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...        38,410         23,341      1,942,112      1,680,892      4,437,194      4,176,607
Accumulation units purchased and
  transferred from other funding options           105         38,500        122,461        424,423        357,727        787,083
Accumulation units redeemed and
  transferred to other funding options .       (38,515)       (23,431)      (331,627)      (163,203)      (486,634)      (526,496)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........            --         38,410      1,732,946      1,942,112      4,308,287      4,437,194
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                           Pioneer America Income VCT      Pioneer AmPac Growth VCT        Pioneer Balanced VCT
                                              Subaccount (Class II)          Subaccount (Class II)         Subaccount (Class II)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...     1,251,273        998,422         45,014         38,084        867,781        720,227
Accumulation units purchased and
  transferred from other funding options        78,489      1,385,139         23,769          6,998         16,475        176,570
Accumulation units redeemed and
  transferred to other funding options .      (344,010)    (1,132,288)       (68,783)           (68)      (884,256)       (29,016)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       985,752      1,251,273             --         45,014             --        867,781
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                                    Pioneer
                                             Pioneer Cullen Value VCT         Emerging Markets VCT       Pioneer Equity Income VCT
                                               Subaccount (Class II)          Subaccount (Class II)         Subaccount (Class II)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       189,760             --        496,180        342,724      1,535,862      1,411,813
Accumulation units purchased and
  transferred from other funding options       849,847        192,022         30,019        313,256         70,183        436,035
Accumulation units redeemed and
  transferred to other funding options .       (20,646)        (2,262)      (209,274)      (159,800)      (349,877)      (311,986)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     1,018,961        189,760        316,925        496,180      1,256,168      1,535,862
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                              Pioneer Europe VCT              Pioneer Fund VCT       Pioneer Global High Yield VCT
                                                  Subaccount                     Subaccount                    Subaccount
                                                  (Class II)                     (Class II)                    (Class II)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...        93,700         67,529      3,133,531      2,543,201         19,058             --
Accumulation units purchased and
  transferred from other funding options         6,273         31,727         39,685      1,143,889         83,503         19,058
Accumulation units redeemed and
  transferred to other funding options .       (99,973)        (5,556)      (257,157)      (553,559)       (32,399)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........            --         93,700      2,916,059      3,133,531         70,162         19,058
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                           Pioneer Growth Shares VCT        Pioneer High Yield VCT           Pioneer Ibbotson
                                                   Subaccount                     Subaccount            Aggressive Allocation VCT
                                                   (Class II)                     (Class II)              Subaccount (Class II)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       658,078        628,899      3,419,649      4,426,542        440,580             --
Accumulation units purchased and
  transferred from other funding options         8,498        224,406        441,421        494,407        163,309        440,682
Accumulation units redeemed and
  transferred to other funding options .      (155,583)      (195,227)      (728,579)    (1,501,300)      (248,448)          (102)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       510,993        658,078      3,132,491      3,419,649        355,441        440,580
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                Pioneer Ibbotson               Pioneer Ibbotson                  Pioneer
                                             Growth Allocation VCT         Moderate Allocation VCT       International Value VCT
                                             Subaccount (Class II)          Subaccount (Class II)         Subaccount (Class II)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       388,429             --        172,301             --        600,536        425,238
Accumulation units purchased and
  transferred from other funding options       862,136        389,698      1,763,142        173,038         84,742        482,110
Accumulation units redeemed and
  transferred to other funding options .       (10,796)        (1,269)       (26,926)          (737)      (407,404)      (306,812)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     1,239,769        388,429      1,908,517        172,301        277,874        600,536
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                             Pioneer Oak Ridge
                                           Pioneer Mid Cap Value VCT        Large Cap Growth VCT     Pioneer Real Estate Shares VCT
                                                  Subaccount                     Subaccount                    Subaccount
                                                  (Class II)                     (Class II)                    (Class II)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...     1,992,805      1,502,389        465,395        255,395        398,175        353,474
Accumulation units purchased and
  transferred from other funding options       103,760      1,001,335        238,731        256,764         33,009         90,030
Accumulation units redeemed and
  transferred to other funding options .      (998,107)      (510,919)      (137,812)       (46,764)      (167,134)       (45,329)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     1,098,458      1,992,805        566,314        465,395        264,050        398,175
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                                Pioneer Small and                  Pioneer                       Pioneer
                                               Mid Cap Growth VCT             Small Cap Value VCT           Small Company VCT
                                             Subaccount (Class II)           Subaccount (Class II)         Subaccount (Class II)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       295,449        173,337        650,664        526,756         56,391        149,378
Accumulation units purchased and
  transferred from other funding options        49,424        160,454         94,663        352,336          7,824         33,111
Accumulation units redeemed and
  transferred to other funding options .       (85,018)       (38,342)      (262,567)      (228,428)       (64,215)      (126,098)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       259,855        295,449        482,760        650,664             --         56,391
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                         Pioneer Strategic Income VCT        Pioneer Value VCT                 Putnam VT
                                                  Subaccount                     Subaccount               International Equity
                                                  (Class II)                     (Class II)               Subaccount (Class IB)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...     2,471,202      2,127,394      1,029,251        952,850         93,903         91,784
Accumulation units purchased and
  transferred from other funding options       360,199        513,699      1,679,752        255,838         17,813          4,931
Accumulation units redeemed and
  transferred to other funding options .      (304,590)      (169,891)      (397,909)      (179,437)       (25,091)        (2,812)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     2,526,811      2,471,202      2,311,094      1,029,251         86,625         93,903
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                   Putnam VT                    Travelers AIM                   Travelers
                                                Small Cap Value              Capital Appreciation         Convertible Securities
                                              Subaccount (Class IB)               Subaccount                    Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       691,252        578,770        401,545        381,052      1,328,244      1,227,625
Accumulation units purchased and
  transferred from other funding options        37,263        198,803         10,172         44,255         28,713        219,194
Accumulation units redeemed and
  transferred to other funding options .      (145,454)       (86,321)      (411,717)       (23,762)    (1,356,957)      (118,575)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       583,061        691,252             --        401,545             --      1,328,244
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                              Travelers Disciplined                Travelers                     Travelers
                                                  Mid Cap Stock                  Equity Income              Federated High Yield
                                                    Subaccount                     Subaccount                    Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       447,483        452,282      1,425,407      1,218,564      1,105,644      1,041,456
Accumulation units purchased and
  transferred from other funding options         7,907         20,309         22,886        284,604         12,795        108,140
Accumulation units redeemed and
  transferred to other funding options .      (455,390)       (25,108)    (1,448,293)       (77,761)    (1,118,439)       (43,952)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........            --        447,483             --      1,425,407             --      1,105,644
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                                                                                      Travelers Managed Allocation
                                            Travelers Federated Stock          Travelers Large Cap         Series: Aggressive
                                                    Subaccount                     Subaccount                  Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       151,515        138,642        312,912        292,422          4,996             --
Accumulation units purchased and
  transferred from other funding options         4,321         13,018          6,426         44,478          2,677          5,002
Accumulation units redeemed and
  transferred to other funding options .      (155,836)          (145)      (319,338)       (23,988)        (7,673)            (6)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........            --        151,515             --        312,912             --          4,996
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                            Travelers Managed             Travelers Managed
                                                 Travelers Managed          Allocation Series:            Allocation Series:
                                            Allocation Series: Moderate    Moderate-Aggressive          Moderate-Conservative
                                                     Subaccount                 Subaccount                    Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       197,649             --        353,466             --         82,393             --
Accumulation units purchased and
  transferred from other funding options        37,529        197,649        181,501        353,466             --         86,462
Accumulation units redeemed and
  transferred to other funding options .      (235,178)            --       (534,967)            --        (82,393)        (4,069)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........            --        197,649             --        353,466             --         82,393
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                              Travelers Mercury                Travelers MFS(R)
                                                Large Cap Core                 Mid Cap Growth         Travelers MFS(R) Total Return
                                                  Subaccount                     Subaccount                    Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       504,194        461,280        474,529        369,636      5,309,067      4,979,970
Accumulation units purchased and
  transferred from other funding options        17,990         82,845          1,318        125,580        100,495        777,834
Accumulation units redeemed and
  transferred to other funding options .      (522,184)       (39,931)      (475,847)       (20,687)    (5,409,562)      (448,737)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........            --        504,194             --        474,529             --      5,309,067
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                            Travelers Mondrian
                                            Travelers MFS(R) Value         International Stock          Travelers Pioneer Fund
                                                 Subaccount                     Subaccount                    Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       216,482         45,273        416,272        352,008         67,217         32,326
Accumulation units purchased and
  transferred from other funding options        21,382        174,633         22,437         80,151          5,674         35,471
Accumulation units redeemed and
  transferred to other funding options .      (237,864)        (3,424)      (438,709)       (15,887)       (72,891)          (580)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........            --        216,482             --        416,272             --         67,217
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Concluded)

                                                                               Travelers Pioneer
                                          Travelers Pioneer Mid Cap Value       Strategic Income           Travelers Quality Bond
                                                    Subaccount                     Subaccount                    Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...         2,111             --        413,210         23,284      1,661,561      1,721,131
Accumulation units purchased and
transferred from other funding options .         9,963          2,112         33,795        391,533         52,171        122,878
Accumulation units redeemed and
  transferred to other funding options .       (12,074)            (1)      (447,005)        (1,607)    (1,713,732)      (182,448)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........            --          2,111             --        413,210             --      1,661,561
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                       Travelers Style Focus Series:  Travelers Style Focus Series:
                                          Travelers Strategic Equity          Small Cap Growth               Small Cap Value
                                                  Subaccount                     Subaccount                    Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       181,316        182,169             --             --             --             --
Accumulation units purchased and
transferred from other funding options .            99          4,437            621             --            649             --
Accumulation units redeemed and
  transferred to other funding options .      (181,415)        (5,290)          (621)            --           (649)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........            --        181,316             --             --             --             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                  Travelers
                                          U.S. Government Securities      Van Kampen LIT Comstock      Van Kampen LIT Enterprise
                                                  Subaccount                Subaccount (Class II)         Subaccount (Class II)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...        88,326         12,317      2,108,069      1,844,785        238,363        246,919
Accumulation units purchased and
transferred from other funding options .         1,881         76,340        160,077        362,044            391            639
Accumulation units redeemed and
  transferred to other funding options .       (90,207)          (331)      (253,186)       (98,760)       (35,625)        (9,195)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........            --         88,326      2,014,960      2,108,069        203,129        238,363
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                              VIP Contrafund(R)                VIP Dynamic                   VIP Mid Cap
                                                 Subaccount           Capital Appreciation Subaccount         Subaccount
                                              (Service Class 2)              (Service Class 2)             (Service Class 2)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...     1,621,237      1,131,797         79,079         61,937      1,251,422        984,675
Accumulation units purchased and
  transferred from other funding options       280,077        618,462          5,884         24,476        147,214        377,616
Accumulation units redeemed and
  transferred to other funding options .      (170,517)      (129,022)        (9,753)        (7,334)      (248,368)      (110,869)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     1,730,797      1,621,237         75,210         79,079      1,150,268      1,251,422
                                           ===========    ===========    ===========    ===========    ===========    ===========

                  NOTES TO FINANCIAL STATEMENTS -- (Concluded)

7.  SUBSEQUENT EVENT

The Company plans to merge with and into MetLife Insurance Company of Connecticut ("MICC") on or about December 7, 2007. Upon consummation of the merger, the Company's separate corporate existence will cease by operation of law and MICC will assume legal ownership of all the assets of the Company, including the Separate Account and its assets. As a result of the merger, MICC will become responsible for all of the Company's liabilities and obligations, including those created under contracts initially issued by the Company and outstanding on the date of the merger. Such contracts will thereby become variable annuity contracts funded by the Separate Account of MICC, and each owner thereof will become a contractholder of MICC.

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

     (1)  Statement of Assets and Liabilities as of December 31, 2006

     (2)  Statement of Operations for the year ended December 31, 2006

     (3) Statement of Changes in Net Assets for the years ended December 31, 2006 and 2005

     (4)  Notes to Financial Statements

The consolidated financial statements and schedules of MetLife Life and Annuity Company of Connecticut and its subsidiary (formerly The Travelers Life and Annuity Company) and the reports of Independent Registered Public Accounting Firms, are contained in the Statement of Additional Information. The consolidated financial statements of MetLife Life and Annuity Company of Connecticut and subsidiaries include:

     (1)  Consolidated Balance Sheets as of December 31, 2006 and 2005

     (2) Consolidated Statements of Income for the year ended December 31, 2006 and the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004

     (3) Consolidated Statements of Stockholder's Equity for the year ended December 31, 2006 and the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004

     (4) Consolidated Statements of Cash Flows for the year ended December 31, 2006 and the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004

     (5)  Notes to Consolidated Financial Statements

     (6)  Financial Statement Schedules

(b)  Exhibits

EXHIBIT
 NUMBER   DESCRIPTION
-------   -----------
1.        Resolution of The Travelers Life and Annuity Company Board of
          Directors authorizing the establishment of the Registrant.
          (Incorporated herein by reference to Exhibit 1 to the Registration
          Statement on Form N-4, File No 333-40191 filed November 13, 1997.)
2.        Not Applicable.
3(a).     Distribution and Principal Underwriting Agreement among the
          Registrant, The Travelers Life and Annuity Company and Travelers
          Distributions LLC (Incorporated herein by reference to Exhibit 3(a)
          to Post-Effective Amendment No. 4 to the Registration Statement on
          Form N-4, File No. 333-58809 filed February 26, 2001.)
3(b).     Form of Selling Agreement.  (Incorporated herein by reference to
          Exhibit 3(b) to Post-Effective Amendment No. 14 to The Travelers Fund
          ABD for Variable Annuities to the Registration Statement on Form N-4,
          File No. 033-65343 filed April 6, 2006.)
3(c)      Agreement and Plan of Merger (10-26-06) (MLIDLLC into MLIDC).
          (Incorporated herein by reference to Exhibit 3(c) to Post-Effective
          Amendment No. 16 to MetLife of CT Fund ABD II for Variable Annuities
          to the Registration Statement on Form N-4, File No. 033-65339/811-
          07463 filed April 6, 2007.)
3(d)      Master Retail Sales Agreement (MLIDC).  (Incorporated herein by reference to Exhibit 3(d) to Post-Effective Amendment No. 16 to
          MetLife of CT Fund ABD II for Variable Annuities to the Registration
          Statement on Form N-4, File No. 033-65339/811-07463  filed April 6,
          2007.)
4(a).     Form of Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration
          Statement on Form N-4, File No. 333-101815 filed April 17, 2003.)

EXHIBIT
 NUMBER   DESCRIPTION
-------   -----------
4(b).     Form of Guaranteed Minimum Withdrawal Rider.  (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the
          Registration Statement on Form N-4, file No. 333-101778, filed
          November 19, 2004.)
4(c).     Form of Guaranteed Minimum Withdrawal Rider for Life.  (Incorporated
          herein by reference to Exhibit 4(o) to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, File No. 333-65922, filed
          December 23, 2005).
4(d).     Company Name Change Endorsement The Travelers Life and Annuity
          Company effective May 1, 2006. (Incorporated herein by reference to
          Exhibit 4(c) to Post-Effective Amendment No. 14 to The Travelers Fund
          ABD II for Variable Annuities Registration Statement on Form N-4,
          File No. 033-65339 filed on April 7, 2006.)
5(a).     Form of Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on
          Form N-4, File No. 333-101777 filed April 17, 2003.)
5(b).     Form of Variable Annuity Application.  (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 14 to The
          Travelers Fund ABD for Variable Annuities to the Registration
          Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)
6.(a)     Charter of The Travelers Life and Annuity Company, as amended on
          April 10, 1990. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40191, filed
          November 13, 1998.)
6.(b)     By-Laws of The Travelers Life and Annuity Company, as amended on
          October 20, 1994. (Incorporated herein by reference to Exhibit 6(b)
          to the Registration Statement on Form N-4, File No. 33-58131, filed via Edgar on March 17, 1995.)
6(c).     Certificate of Amendment of the Charter as Amended and Restated of
          The Travelers Life and Annuity Company effective May 1, 2006.
          (Incorporated herein by reference to Exhibit 6(c) to Post-Effective
          Amendment No. 14 to The Travelers Fund ABD II for Variable Annuities
          Registration Statement on Form N-4, File No. 033-65339 filed April 7,
          2006.)
6(d).     Certificate of Correction of MetLife Life and Annuity Company of
          Connecticut. (Incorporated herein by reference to Exhibit 6(d) to
          Post-Effective Amendment No. 11 to MetLife of CT Separate Account Ten
          for Variable Annuities' Registration Statement on Form N-4, File Nos.
          333-65922/811-09413, filed October 31, 2007.)
7.        Specimen Reinsurance Agreement. (Incorporated herein by reference to
          Exhibit 7 to Post-Effective Amendment No. 2 to the Registration
          Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)
8(a).     Form of Participation Agreement. (Incorporated herein by reference to
          Exhibit 8 to Post-Effective Amendment No. 8 to the Registration
          Statement on Form N-6, File No. 333-101778 filed April 21, 2005).
8(b).     Participation Agreement Among Metropolitan Series Fund, Inc., MetLife
          Advisers, LLC, Metropolitan Life Insurance Company, The Travelers
          Insurance Company and The Travelers Life and Annuity Company
          effective November 1, 2005.  (Incorporated herein by reference to
          Exhibit 8(b) to Post-Effective Amendment No. 14 to The Travelers Fund
          ABD for Variable Annuities Registration Statement on Form N-4, File
          No. 033-65343 filed April 6, 2006.)
8(c).     Participation Agreement Among Met Investors Series Trust, Met
          Investors Advisory, LLC, MetLife Investors Distribution Company, The
          Travelers Insurance Company and The Travelers Life and Annuity
          Company effective November 1, 2005.  (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The
          Travelers Fund ABD for Variable Annuities Registration Statement on
          Form N-4, File No. 033-65343 filed April 6, 2006.)
8(d).     Participation  Agreement Among Metropolitan Series Fund, Inc., MetLife
          Advisors, LLC, MetLife Securities, Inc. and MetLife Life and Annuity
          Company of Connecticut (effective April 30, 2007). (Incorporated herein by reference to Exhibit 8(d) to Post-Effective Amendment No. 11 to MetLife of CT Separate Account Ten for Variable Annuities'
          Registration Statement on Form N-4, File Nos. 333-65922/811-09413
          filed October 31, 2007.)
8(e).     Participation  Agreement Among Metropolitan Series Fund, Inc., MetLife
          Advisors, LLC, MetLife Investors Distribution Company and MetLife Life
          and Annuity Company of Connecticut effective (August 31, 2007).
          (Incorporated herein by reference to Exhibit 8(e) to Post-Effective
          Amendment No. 11 to MetLife of CT Separate Account Ten for Variable
          Annuities' Registration Statement on Form N-4, File Nos.
          333-65922/811-09413 (Filed October 31, 2007)
9.        Opinion of Counsel as to the legality of securities being registered.
          (Incorporated herein by reference to Exhibit 9 to the Registration
          Statement on Form N-4, File No. 333-101815 filed September 22, 2003.)
10(a)     Consent of KPMG LLP, Independent Registered Public Accounting Firm.
          Filed herewith.
10(b)     Consent of Deloitte & Touche LLP, Independent Registered Public
          Accounting Firm. Filed herewith.
11.       Not Applicable.
12.       Not Applicable.
13.       Power of Attorney authorizing Michele H. Abate, John E. Connolly,
          Jr., James L. Lipscomb, Gina C. Sandonato, Myra L. Saul, and Marie C.
          Swift to act as signatory for Michael K. Farrell, William J.
          Mullaney, Lisa M. Weber, Stanley J. Talbi, and Joseph J. Prochaska,
          Jr. (Incorporated herein by reference to Exhibit 13 to Post-Effective
          Amendment No. 9 to the Registration Statement on Form N-4, File No.
          333-101815, filed on April 9, 2007.)

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:
    MetLife Life and Annuity Company of Connecticut
    One Cityplace
    Hartford, CT 06103-3415


NAME AND PRINCIPAL                 POSITIONS AND OFFICES
BUSINESS ADDRESS                   WITH INSURANCE COMPANY
--------------------------------   ---------------------------------------------------------------------
Michael K. Farrell                 Director and President
10 Park Avenue
Morristown, NJ 07962
William J. Mullaney                Director
700 Quaker Lane
Warrick, RI 02886
Lisa M. Weber                      Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Steven A. Kandarian                Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962
James L. Lipscomb                  Executive Vice President and General Counsel
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Joseph J. Prochaska, Jr.           Executive Vice President and Chief Accounting Officer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Stanley J. Talbi                   Executive Vice President and Chief Financial Officer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Gwenn L. Carr                      Senior Vice President and Secretary
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Eric T. Steigerwalt                Senior Vice President and Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
William D. Cammarata               Senior Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Elizabeth M. Forget                Senior Vice President
260 Madison Avenue
New York, NY 10016
Gene L. Lunman                     Senior Vice President
185 Asylum Street
Hartford, CT 06103
Roberto Baron                      Vice President and Senior Actuary
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
S. Peter Headley                   Vice President and Assistant Secretary
6750 Poplar Avenue
Germantown, TN 38138
Daniel D. Jordan                   Vice President and Assistant Secretary
501 Boylston Street
Boston, MA 02116
Bennett Kleinberg                  Vice President and Actuary
185 Asylum Street
Hartford, CT 06103

NAME AND PRINCIPAL                 POSITIONS AND OFFICES
BUSINESS ADDRESS                   WITH INSURANCE COMPANY
--------------------------------   ---------------------------------------------------------------------
Paul L. LeClair                    Vice President and Actuary
501 Boylston Street
Boston, MA 02116
Christopher A. Kremer              Vice President and Actuary
501 Boylston Street
Boston, MA 02116
Patrick D. Studley                 Vice President and Actuary
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Jonathan L. Rosenthal              Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962
Jeffrey N. Altman                  Vice President
10 Park Avenue
Morristown, NJ 07962
Steven J. Brash                    Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Herbert B. Brown                   Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Vincent Cirulli                    Vice President
10 Park Avenue
Morristown, NJ 07962
James R. Dingler                   Vice President
10 Park Avenue
Morristown, NJ 07962
Judith A. Gulotta                  Vice President
10 Park Avenue
Morristown, NJ 07962
Gregory M. Harrison                Vice President and Actuary
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
C. Scott Inglis                    Vice President
10 Park Avenue
Morristown, NJ 07962
James W. Koeger
1304 S. Tesson Ferry Road
St. Louis, MO 63128
Joseph J. Massimo                  Vice President
18210 Crane Nest Drive
Tampa, FL 33647
Daniel A. O'Neill                  Vice President
10 Park Avenue
Morristown, NJ 07962
Mark S. Reilly                     Vice President
185 Asylum Street
Hartford, CT 06103
Mark J. Remington                  Vice President
185 Asylum Street
Hartford, CT 06103
Ragai A. Roushdy                   Vice President
10 Park Avenue
Morristown, NJ 07962

NAME AND PRINCIPAL                 POSITIONS AND OFFICES
BUSINESS ADDRESS                   WITH INSURANCE COMPANY
--------------------------------   ---------------------------------------------------------------------
Kevin M. Thorwarth                 Vice President
10 Park Avenue
Morristown, NJ 07962
Mark. H. Wilsmann                  Vice President
10 Park Avenue
Morristown, NJ 07962



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of MetLife Life and Annuity Company of Connecticut under Connecticut insurance law. The Depositor is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF SEPTEMBER 30, 2007

The following is a list of subsidiaries of MetLife, Inc. updated as of September 30, 2007. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Charleston (SC)

      5.    Entrecap Real Estate II, LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by Entrecap Real Estate II, LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            a)    PREFCO Vingt LLC (CT)

            b) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by Entrecap Real Estate II, LLC and 1% general partnership is held by PREFCO Vingt LLC.

     6.     Plaza Drive Properties, LLC (DE)

     7.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by MetLife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by MetLife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            c) Met3 SIEFORE, S.A. de C.V. (Mexico)- 99.9% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    Met Investors Advisory, LLC (DE)

      3.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99905% is owned by MetLife International Holdings, Inc. and 0.00095% is owned by Natiloporterm Holdings, Inc.

      5. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95.23% is owned by MetLife International Holdings, Inc. and 4.77% is owned by Natiloportem Holdings, Inc.

      6. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.

      7. MetLife Insurance Company of Korea Limited (South Korea)- 21.22% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 78.78% is owned by Metlife International Holdings, Inc.

      8. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 74.5485235740% is owned by MetLife International Holdings, Inc. and 25.451476126% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.

      9.    MetLife Global, Inc. (DE)

      10. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      11.   MetLife Insurance Limited (United Kingdom)

      12.   MetLife General Insurance Limited (Australia)

      13.   MetLife Limited (United Kingdom)

      14. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      15.   MetLife Services Limited (United Kingdom)

      16. Siembra Seguros de Vida S.A. (Argentina) - 97.9327% is owned by MetLife International Holdings, Inc. and 2.0672% is owned by Natiloportem Holdings, Inc.

      17.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

            b)    MetLife Investments Pty Limited (Australia)

            c)    MetLife Services (Singapore) PTE Limited (Australia)

      18. Siembra Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by Natiloportem Holdings, Inc.

      19. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 94.9999% is owned by MetLife International Holdings Inc.

      20. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

           (a) Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by Metropolitan Life Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc. and 1.0310% is held by Metropolitan Life Seguros de Retiro SA.

      21.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., Ltd. (Japan)

            c)    MetLife Fubon Limited (Japan)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited. 1% of the shares of Park Twenty Three Investments Company is held by Metropolitan Life Insurance Company. 99% is owned by 334 Madison Euro Investment, Inc.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company. 99% is owned by Park Twenty Three Investments Company.

      2. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company. 89.9% of the shares of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    GA Holding Corp. (MA)

      6.   Thorngate, LLC (DE)

      7.   Alternative Fuel I, LLC (DE)

      8.   Transmountain Land & Livestock Company (MT)

      9.   MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife Real Estate Cayman Company (Cayman Islands)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      17.   Metropolitan Realty Management, Inc. (DE)

      18.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      19.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        20.   Bond Trust Account A (MA)

        21.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 9% General Partnership interest is held by Metropolitan Asset Management Corporation and 90% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 78.5% Limited Partnership interest is held by Metropolitan Life Insurance Company and 20.5% Limited Partnership interest is held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

            e) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      22.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      23.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   GenAmerica Management Corporation (MO)

                 (2) Reinsurance Group of America, Incorporated (MO) - 52.8% is owned by General American Life Insurance Company.

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   Timberlake Financial, L.L.C. (DE)

                                    (A)   Timberlake Reinsurance Company II (SC)

                              (ii)  RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                        (b)   RGA Worldwide Reinsurance Company, Ltd. (Barbados)

                        (c)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (d)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% is owned by RGA Reinsurance Company (Barbados) Ltd. RGA Reinsurance Company also owns a 20% non-equity membership in RGA Financial Group, L.L.C.

                        (e)   RGA Life Reinsurance Company of Canada (Canada)

                        (f)   RGA International Corporation (Nova Scotia/Canada)

                        (g)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                              (iv) RGA Services India Private Limited (India) - Reinsurance Group of America Incorporated owns 99% of RGA Services India Private Limited and RGA Holdings Limited owns 1%.

                        (h)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (i)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (j) General American Argentina Seguros de Vida, S.A. (Argentina) - 95% of General American Argentina Seguros de Vida, S.A. is owned by Reinsurance Group of America, Incorporated and 5% is owned by RGA Reinsurance Company (Barbados) Ltd.

                        (k)   RGA Technology Partners, Inc. (MO)

                        (l)   RGA International Reinsurance Company (Ireland)

                        (m)   RGA Capital Trust I (DE)

                              (i)   RGA Global Reinsurance Company, Ltd.
                                    (Bermuda)

      24.   Corporate Real Estate Holdings, LLC (DE)

      25. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by Metropolitan Asset Management Corporation

      26.   MetLife Tower Resources Group, Inc. (DE)

      27.   Headland - Pacific Palisades, LLC (CA)

      28. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      29.   Krisman, Inc. (MO)

      30.   Special Multi-Asset Receivables Trust (DE)

      31.   White Oak Royalty Company (OK)

      32.   500 Grant Street GP LLC (DE)

      33. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      34.   MetLife Canada/MetVie Canada (Canada)

      35.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

            b)   MetLife Investment Funds Management LLC (NJ)

            c)   MetLife Associates LLC (DE)

      36.   Euro CL Investments LLC (DE)

      37.   MEX DF Properties, LLC (DE)

      38. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      39.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      40.   Housing Fund Manager, LLC (DE)

      41. MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC.

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X. MetLife Insurance Company of Connecticut (Life Department) (Accident Department) (CT) 86.72% is owned by MetLife, Inc. and 13.28% is owned by MetLife Investors Group, Inc.

      1.    440 South LaSalle LLC (DE)

      2. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by MetLife Insurance Company of Connecticut and 50% is owned by a third party.

      3. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      4.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      5.    Pilgrim Investments Highland Park, LLC (DE)

      6.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      7.    Metropolitan Canadian Property Ventures LLC (NY)

      8.    Euro TI Investments LLC (DE)

      9.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      10.   Hollow Creek, L.L.C. (CT)

      11. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      12. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      13.   Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  2)    Tower Square Securities Insurance Agency of
                        Ohio, Inc. (OH) 99% is owned by Tower Square Securities, Inc.

      14.   TIC European Real Estate LP, LLC (DE)

      15.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited (IRELAND)

               (i) MetLife Pensions Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      16.   Travelers European Investments LLC (CT)

      17.   Travelers International Investments Ltd. (Cayman Islands)

      18.   MetLife Life and Annuity Company of Connecticut (CT)

            a)    Euro TL Investments LLC (DE)

      19.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      20. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      21.   Tribeca Distressed Securities L.L.C. (DE)

      22.   MetLife Investors USA Insurance Comapny (DE)

      23.   MetLife Property Ventures Canada ULC (Canada)

Y.    MetLife Reinsurance Company of South Carolina (SC)

Z.    MetLife Investment Advisors Company, LLC (DE)

AA.   MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

BB.   MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           (i)   MetLife Services East Private Limited (India)

CC.   Soap Acquisition Corporation (NY)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

                                        7


ITEM 27. NUMBER OF CONTRACT OWNERS


As of August 31, 2007, there were 137 qualified contracts and 216 non-qualified contracts of Pioneer Annuistar; there were 501 qualified contracts and 432 non-qualified contracts of Portfolio Architect II; and there were 81 qualified contracts and 78 non-qualified contracts of Pioneer Annuistar Value offered by the Registrant.


ITEM 28. INDEMNIFICATION

The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a)  MetLife Investors Distribution Company
     5 Park Plaza, Suite 1900
     Irvine, CA 92614

     Prior to October 20, 2006, MLI Distribution LLC was the principal underwriter and distributor. On that date MLI Distribution LLC merged into MetLife Investors Distribution Company.

MetLife Investors Distribution Company also serves as principal underwriter and distributor for the following investment companies (other than the Registrant):

MetLife of CT Fund U for Variable Annuities
MetLife of CT Fund BD for Variable Annuities
MetLife of CT Fund BD II for Variable Annuities
MetLife of CT Fund BD III for Variable Annuities
MetLife of CT Fund BD IV for Variable Annuities
MetLife of CT Fund ABD for Variable Annuities
MetLife of CT Fund ABD II for Variable Annuities
MetLife of CT Separate Account PF for Variable Annuities
MetLife of CT Separate Account PF II for Variable Annuities
MetLife of CT Separate Account QP for Variable Annuities
MetLife of CT Separate Account QPN for Variable Annuities
MetLife of CT Separate Account TM for Variable Annuities
MetLife of CT Separate Account TM II for Variable Annuities
MetLife of CT Separate Account Five for Variable Annuities
MetLife of CT Separate Account Six for Variable Annuities
MetLife of CT Separate Account Seven for Variable Annuities
MetLife of CT Separate Account Eight for Variable Annuities
MetLife of CT Separate Account Nine for Variable Annuities
MetLife of CT Separate Account Ten for Variable Annuities
MetLife of CT Fund UL for Variable Life Insurance, MetLife of CT Fund UL II for Variable Life Insurance
MetLife of CT Fund UL III for Variable Life Insurance
MetLife of CT Variable Life Insurance Separate Account One
MetLife of CT Variable Life Insurance Separate Account Two
MetLife of CT Variable Life Insurance Separate Account Three
Metropolitan Life Variable Annuity Separate Account I
Metropolitan Life Variable Annuity Separate Account II

MetLife of CT Separate Account Eleven for Variable Annuities
MetLife of CT Separate Account Twelve for Variable Annuities
MetLife of CT Separate Account Thirteen for Variable Annuities
MetLife of CT Separate Account Fourteen for Variable Annuities
MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002
Met Investors Series Trust
MetLife Investors Variable Annuity Account One
MetLife Investors Variable Annuity Account Five
MetLife Investors Variable Life Account One
MetLife Investors Variable Life Account Five
MetLife Investors USA Separate Account A
MetLife Investors USA Variable Life Account A
First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven

Metropolitan Tower Life Separate Account One


Metropolitan Tower Life Separate Account Two


Metropolitan Life Separate Account E

Metropolitan Series Fund, Inc.

Paragon Separate Account A


Paragon Separate Account B


Paragon Separate Account C


Paragon Separate Account D


(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and managers of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.


NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER
--------------------------   ---------------------------------------------------------------------
Michael K. Farrell           Director
10 Park Avenue
Morristown, NJ 07962
Craig W. Markham             Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128
William J. Toppeta           Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Paul A. Sylvester            President, National Sales Manager- Annuities & LTC
10 Park Avenue
Morristown, NJ 07962
Elizabeth M. Forget          Executive Vice President, Investment Fund Management & Marketing
260 Madison Avenue
New York, NY 10016

NAME AND PRINCIPAL                 POSITIONS AND OFFICES
BUSINESS ADDRESS                   WITH UNDERWRITER
-------------------------------    -------------------------------------------------------------
Paul A. LaPiana                    Executive Vice President, National Sales Manager-Life
5 Park Plaza
Suite 1900
Irvine, CA 92614
Richard C. Pearson                 Executive Vice President, General Counsel and Secretary
5 Park Plaza
Suite 1900
Irvine, CA 92614
Andrew Aiello                      Senior Vice President, Channel Head-National Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Jeffrey A. Barker                  Senior Vice President, Channel Head-Independent Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Douglas P. Rodgers                 Senior Vice President, Channel Head-LTC
10 Park Avenue
Morristown, NJ 07962
Myrna F. Solomon                   Senior Vice President, Channel Head-Banks
501 Boylston Street
Boston, MA 02116
Leslie Sutherland                  Senior Vice President, Channel Head-Broker/Dealers
1 MetLife Plaza
Long Island City, NY 11101
Edward C. Wilson                   Senior Vice President, Channel Head-Wirehouse
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101
Curtis Wohlers                     Senior Vice President, Channel Head-Planners
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Jay S. Kaduson                     Senior Vice President
10 Park Avenue
Morristown, NJ 07962
Eric T. Steigerwalt                Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Peter Gruppuso                     Vice President and Chief Financial Officer
485-E US Highway 1 South
Iselin, NJ 08830
Debora L. Buffington               Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614
David DeCarlo                      Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Charles M. Deuth                   Vice President, National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614

NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER
--------------------------   ---------------------------------------------------------------------
Paul M. Kos                  Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Deron J. Richens             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Cathy Sturdivant             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Paulina Vakouros             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614


(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

                                               (2)
                                               NET
                  (1)                      UNDERWRITING         (3)              (4)              (5)
           NAME OF PRINCIPAL              DISCOUNTS AND   COMPENSATION ON     BROKERAGE          OTHER
              UNDERWRITER                  COMMISSIONS       REDEMPTION      COMMISSIONS      COMPENSATION
           -----------------             ---------------  ---------------  ---------------  ---------------
MetLife Investors Distribution
Company................................    $62,664,479           $0               $0               $0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

(1)  MetLife Life and Annuity Company of Connecticut
     One Cityplace
     Hartford, Connecticut 06103-3415

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

(d) To comply with and rely upon the Securities and Exchange Commission No-Action Letter to the American Council of Life Insurance, dated November 28, 1998, regarding Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940.

The Company hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this Registration Statement and has caused this amendment to this Registration Statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 31st day of October 2007.


         METLIFE OF CT SEPARATE ACCOUNT FOURTEEN FOR VARIABLE ANNUITIES
                                  (Registrant)

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
                                   (Depositor)

                                        By:      /s/ MICHAEL K. FARRELL
                                            ------------------------------------
                                                Michael K. Farrell, President


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 31st day of October 2007.





         /s/ *MICHAEL K. FARRELL                  President and Director
---------------------------------------------
             (Michael K. Farrell)

          /s/ *STANLEY J. TALBI                   Executive Vice President and Chief
---------------------------------------------        Financial Officer
              (Stanley J. Talbi)

      /s/ *JOSEPH J. PROCHASKA, JR.               Executive Vice President and Chief
---------------------------------------------        Accounting Officer
          (Joseph J. Prochaska, Jr.)

         /s/ *WILLIAM J. MULLANEY                 Director
---------------------------------------------
            (William J. Mullaney)

            /s/ *LISA M. WEBER                    Director
---------------------------------------------
               (Lisa M. Weber)



                                        By:     /s/ JOHN E. CONNOLLY, JR.
                                            ------------------------------------
                                            John E. Connolly, Jr., Attorney-in-
                                                            Fact

* MetLife Life and Annuity Company of Connecticut. Executed by John E. Connolly, Jr. on behalf of those indicated pursuant to powers of attorney incorporated by reference to Post-Effective Amendment No. 9 to Form N-4 (File Nos. 333-101815/811-21267) filed as Exhibit 13 on April 9, 2007.

                                  EXHIBIT INDEX

6(d)    Certificate of Correction (MLACC)
8(d)    4/30/07 Participation Agreement (Metropolitan Series Fund, Inc.)
8(e)    8/31/07 Participation Agreement (Metropolitan Series Fund, Inc.)
10(a)   Consent of KPMG LLP, Independent Registered Public Accounting Firm.
10(b)   Consent of Deloitte & Touche LLP, Independent Registered Public
        Accounting Firm.